      As filed with the Securities and Exchange Commission on April 26, 2000
                           Registration No. 333-32553


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington. D.C. 20549


                           POST-EFFECTIVE AMENDMENT NO. 4 TO
                                    FORM S-6


                    FOR REGISTRATION UNDER THE SECURITIES ACT
                    OF 1933 OF SECURITIES OF UNIT INVESTMENT
                        TRUSTS REGISTERED ON FORM N-8B-2

                AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST
                     AMERICAN UNITED LIFE INSURANCE COMPANY(R)
                              (Exact Name of Trust)

                     AMERICAN UNITED LIFE INSURANCE COMPANY(R)
                               (Name of Depositor)

                               One American Square
                        Indianapolis, Indiana 46282
               (Address of Depositor's Principal Executive Office)

                              John C. Swhear, Esq.
                                     Counsel
                     American United Life Insurance Company(R)
                               One American Square
                           Indianapolis, Indiana 46282
               (Name and Address of Agent for Service of Process)

It is proposed that this filing will become effective (Check appropriate Space)

_____     immediately upon filing pursuant to paragraph (b) of Rule 485


 X        on  May 1, 2000   pursuant to paragraph (b) of Rule 485
_____        --------------



_____     60 days after filing pursuant to paragraph (a)(1) of Rule 485


_____     on (date) pursuant to paragraph (a)(1) of Rule 485

_____ this post-effective amendment designates a new effective date for a previously filed amendment.

               AUL American Individual Variable Life Unit Trust of
                     American United Life Insurance Company(R)

                        Modified Single Premium Variable
                             Life Insurance Policies

                             RECONCILIATION AND TIE

                  (Form N-8B-2 Items required by Instruction as
                         to the Prospectus in Form S-6)


Form N-8B-2                                                     Form S-6
Item Number                                               Heading in Prospectus

                    I. Organization and General Information

1.       (a) Name of trust..............................  Prospectus front cover

         (b) Title of securities issued.................  Prospectus front cover

2.       Name and address of each depositor............   Prospectus front cover

3.       Name and address of trustee....................  N/A

4.       Name and address of each principal
           underwriter..................................  Sale of the Policies

5.       State of organization of trust.................  Separate Account

6.       Execution and termination of trust
           agreement....................................  Separate Account

9.       Litigation....................................   Other Information
                                                           About the Policies
                                                           and AUL - Litigation

                      II. General Description of the Trust
                           and Securities of the Trust

10.      (a)      Registered or bearer                    Summary and Diagram
                    securities............................ of the Policy

         (b)      Cumulative or distributive              Summary and Diagram
                    securities............................ of the Policy

         (c)      Withdrawal or Redemption.............   Cash Benefits-Policy
                                                           Loans; Cash Benefits
                                                           - Surrendering the
                                                           Policy for Net Cash
                                                           Value

         (d)     Conversion, transfer, etc............    Premium Payments and
                                                           Allocations-Transfer
                                                           Privilege; Premium
                                                           Payments and
                                                           Allocations-Dollar
                                                           Cost Averaging
                                                           Program; Premium
                                                           Payments and
                                                           Allocations-Portfolio
                                                           Rebalancing Program;
                                                           Cash Benefits-Policy
                                                           Loans; Cash Benefits
                                                           -Partial Surrenders;
                                                           Other Policy Benefits
                                                           and Provisions-
                                                           Exchange for Paid-Up
                                                           Policy

         (e)      Lapse or Default......................   Premium Payments and
                                                            Allocations-Premium
                                                            Payments to Prevent
                                                            Lapse; Other Policy
                                                            Benefits and
                                                            Provisions-
                                                            Reinstatement

         (f)      Voting rights..........................  Other Information
                                                            About the Policies
                                                            and AUL-Voting
                                                            Rights

         (g)      Notice to security holders.............. Other Policy Benefits and Provisions-
                                                            Changes in the
                                                            Policy or Benefits;
                                                            Other Policy
                                                            Benefits and
                                                            Provisions Reports
                                                            to Policy Owners;
                                                            Other Information
                                                            About the Policies
                                                            and AUL-Addition,
                                                            Deletion or
                                                            Substitution of
                                                            Investments

         (h)      Consents required......................   Other Information
                                                             About the Policies
                                                             and AUL  - Voting
                                                             Rights; Other
                                                             Policy Benefits
                                                             and Provisions -
                                                             Changes in the
                                                             Policy or Benefits;
                                                             Other Information
                                                             About the Policies
                                                             and AUL- Voting
                                                             Rights; Other
                                                             Information About
                                                             the Policies and
                                                             AUL  - Addition,
                                                             Deletion or
                                                             Substitution of
                                                             Investments

         (i)      Other provisions......................  Premium Payments and
                                                           Allocations; Charges
                                                           and Deductions; Death
                                                           Benefits; Cash
                                                           Benefits;
                                                           Summary and Diagram
                                                           of the Policy

11.      Type of securities comprising units............  Prospectus front cover; General
                                                           Information About
                                                           AUL, the Separate
                                                           Account and the Funds

12.      Certain information regarding
          periodic payment plan certificates............  General Information
                                                           About AUL, the
                                                           Separate Account and
                                                           the Funds - The Funds

13.      (a)      Load, fees, expenses, etc.............. Charges and Deductions

         (b)      Certain information regarding
                    periodic payment plan
                    certificates..........................N/A

         (c)      Certain percentages.....................Charges and Deductions

         (d)      Certain other fees, etc................ Charges and Deductions

         (e)      Certain other profits or  benefits..... Premium Payments and
                                                           Allocations-Transfer
                                                           Privilege;
                                                           Illustrations of
                                                           Account Values, Cash
                                                           Values, Death
                                                           Benefits and
                                                           Accumulated Premium
                                                           Payments

         (f)      Other benefits.........................General Information
                                                           About AUL, the
                                                           Separate Account and
                                                           the Funds - The Funds

         (g)      Ratio of annual charges to
                    income................................N/A

14.      Issuance of trust's securities...................Summary and Diagram of the Policy; Premium
                                                           Payments and
                                                           Allocations

15.      Receipt and handling of payments                 Premium Payments and
           from purchasers................................ Allocations

16.      Acquisition and disposition of                   General Information
          underlying securities........................... about AUL, the
                                                           Separate Account and
                                                           the Funds; Charges
                                                           and Deductions - Fund
                                                           Expenses

17.      Withdrawal or redemption.........................Premium Payments and
                                                           Allocations -Transfer
                                                           Privilege; Charges
                                                           and Deductions -
                                                           Surrender Charge;
                                                           Cash Benefits -
                                                           Surrendering the
                                                           Policy for Net Cash
                                                           Value; Cash Benefits
                                                           -Policy Loans; Cash
                                                           Benefits - Partial
                                                           Surrenders; Cash
                                                           Benefits-Settlement
                                                           Options; Other
                                                           Information About
                                                           the Policies and
                                                           AUL  - Reinstatement

18.      (a)      Receipt, custody and                    General Information
                   disposition of income .................   About AUL,
                                                             the Separate
                                                             Account and the
                                                             Funds - Separate
                                                             Account; Other
                                                             Policy Benefits and
                                                             Provisions -
                                                             Dividends; Tax
                                                             Considerations

         (b)      Reinvestment of
                    distributions........................ N/A

         (c)      Reserves or special funds.............. N/A

         (d)      Schedule of distributions.............. N/A

19.      Records, accounts and reports................... Other Policy Benefits and Provisions
                                                           - Reports to Policy
                                                           Owners

20.      Certain miscellaneous provisions
           of trust agreement:

         (a)      Amendment.............................  N/A

         (b)      Termination...........................  N/A

         (c)      and (d) Trustee, removal and
                    successor............................ N/A

         (e)      and (f) Depositors, removal
                    and successor........................ N/A

21.      Loans to security holders....................... Cash Benefits -
                                                           Policy Loans

22.      Limitations on liability........................ N/A

23.      Bonding arrangements............................ N/A

24.      Other material provisions of
           trust agreement............................... Other Information
                                                           About the Policies
                                                           and AUL

                        III. Organizations, Personnel and
                             Affiliated Persons of Depositor

25.      Organization of depositor......................  AUL

26.      Fees received by depositor

         (a)      Under the policies....................  N/A

         (b)      From the Funds........................  General Information
                                                            About AUL, the
                                                            Separate Account and
                                                            the Funds - The
                                                            Funds

27.      Business of depositor..........................  General Information
                                                           About AUL, the
                                                           Separate Account and
                                                           the Funds - AUL

28.      Certain information as to officials
          and affiliated persons of depositor..........   Other Information
                                                           About the Policies
                                                           and AUL - AUL
                                                           Directors and
                                                           Executive Officers

29.      Voting securities of depositor.................. N/A

30.      Persons controlling depositor................... N/A

31.      Payments by depositor for certain
           services rendered to trust.................... N/A

32.      Payments by depositor for certain
           other services rendered to
           trust........................................  N/A

33.      Remuneration of employees of
           depositor for certain services
           rendered to trust............................  N/A

34.      Remuneration of other persons
           for certain services rendered
           to trust.....................................  N/A

                  IV. Distribution and Redemption of Securities

35.      Distribution of trust's securities
           by states....................................  N/A

37.      Revocation of authority to
           distribute..................................  N/A

38.      (a)   Method of distribution..................  Other Information About the Policies and AUL
                                                           -Sale of the Policies

         (b)   Underwriting agreements..................  Other Information
                                                           About the Policies
                                                           and AUL - Sale of the
                                                           Policies

         (c)   Selling agreements........................ Other Information
                                                            About the Policies
                                                            and AUL - Sale of
                                                            the Policies

39.      (a)      Organization of principal
                    underwriters........................  See Item 25

         (b)      N.A.S.D. membership of
                    principal underwriters.............  Other Information
                                                          About the Policies
                                                          and AUL - Sale of the
                                                          Policies
40.      Certain fees received by principal
           underwriters.................................. See Item 26

41.      (a)      Business of each principal
                    underwriter.......................... See Item 27

42.      Ownership of trust's securities
           by certain persons............................ N/A

43.      Certain brokerage commissions
           received by principal
           underwriters.................................  N/A

44.      (a)      Method of valuation...................  How Your Account
                                                           Values Vary

         (b)      Schedule as to offering
                    price...............................  Charges and Deductions

         (c)      Variation in offering price
                    to certain persons..................  Charges and Deductions

45.      Suspension of redemption rights................  N/A

46.      (a)      Redemption Valuation..................  How Your Account Value
                                                           Varies; Cash
                                                           Benefits - Surrender
                                                           Charge

         (b)      Schedule as to redemption
                   price................................. Cash Benefits -
                                                           Surrender Charge

47.      Maintenance of position in
          underlying securities.........................  General Information
                                                           About AUL, the
                                                           Separate Account
                                                           and the Funds
                                                           Separate Account;
                                                           General Information
                                                           About AUL, the
                                                           Separate Account
                                                           and the Funds -  The
                                                           Funds; Premium
                                                           Payments and
                                                           Allocations -
                                                           Premium Allocations
                                                           and Crediting

               V. Information Concerning the Trustee or Custodian

48.      Organization and regulation of
           trustee.......................................  N/A

49.      Fees and expenses of trustees...................  N/A

50.      Trustee's lien..................................  N/A

                     VI. Information Concerning Insurance of
                              Holders of Securities

51.      Insurance of holders of trust's                  Summary and Diagram
          securities....................................   of the Policy;
                                                           General Information
                                                           About AUL, the
                                                           Separate Account and
                                                           the Funds; Death
                                                           Benefits; Cash
                                                           Benefits; Other
                                                           Policy Benefits and
                                                           Provisions; Other
                                                           Information About the
                                                           Policies and AUL;
                                                           Premium Payments and
                                                           Allocations

                           VII. Policy of Registrant

52.      (a)      Provisions of trust agreement
                    with respect to selection or
                    elimination of underlying
                    securities..........................  Other Information
                                                           About the Policies
                                                           and AUL - Addition,
                                                           Deletion or
                                                           Substitution of
                                                           Investments; General
                                                           Information About
                                                           AUL, the Separate
                                                           Account and the Funds

         (b)      Transactions involving elimination
                    of underlying securities.............. N/A

         (c)      Policy regarding substitution
                    or elimination of under-
                    lying securities.....................  See Item 52(a)

         (d)      Fundamental policy not other-
                    wise covered........................   N/A

53.      Tax status of trust............................   Tax Considerations

                   VIII. Financial and Statistical Information

54.      Trust's securities during last
           ten years..................................... N/A

55.      Trust's securities during last
           ten years..................................... N/A

                                   PROSPECTUS

             MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE POLICY

                    American United Life Insurance Company(R)
                               One American Square
                           Indianapolis, Indiana 46282


This Prospectus describes a modified single premium variable life insurance policy (the "Policy") offered by American United Life Insurance Company(R) ("AUL," "we," "us" or "our"). AUL designed the Policy to provide insurance protection on the Insured (or Insureds if you choose the Last Survivor Rider) named in the Policy.

The Policy gives you the opportunity to allocate premiums and Account Value to one or more Investment Accounts of the AUL American Individual Variable Life Unit Trust (the "Separate Account"). AUL invests the assets of each Investment Account in a corresponding mutual fund portfolio (each, a "Portfolio"). The investment advisers shown below manage each Fund and its Portfolio(s).


Fund                                                Investment Adviser


AUL American Series Fund, Inc.                      AUL
     AUL American Equity Portfolio
     AUL American Bond Portfolio
     AUL American Money Market Portfolio
     AUL American Managed Portfolio
Alger American Fund                                 Fred Alger Management, Inc.
     Alger American Growth Portfolio
     Alger American Small Capitalization Portfolio
American Century Variable Portfolios, Inc.          American Century Investment Management, Inc.
     American Century VP Capital Appreciation Portfolio
     American Century VP Income & Growth Portfolio
     American Century VP International Portfolio
Fidelity Variable Insurance Products Fund           Fidelity Management & Research Company
     VIP Equity-Income Portfolio
     VIP Growth Portfolio
     VIP High Income Portfolio
     VIP Money Market Portfolio
     VIP Overseas Portfolio
Fidelity Variable Insurance Products Fund II        Fidelity Management & Research Company
     VIP II Asset Manager Portfolio
     VIP II Contrafund Portfolio
     VIP II Index 500 Portfolio
Janus Aspen Series                                  Janus Capital Corporation
     Janus Flexible Income Portfolio
     Janus Worldwide Growth Portfolio
PBHG Insurance Series Fund, Inc.                    Pilgrim Baxter & Associates, Ltd.
     PBHG Growth II
     PBHG Technology & Communications
SAFECO Resource Series Trust                        SAFECO Asset Management Company
     SAFECO RST Equity Portfolio
     SAFECO RST Growth Opportunities Portfolio
T. Rowe Price Equity Series, Inc.                   T. Rowe Price Associates, Inc.
     T. Rowe Price Equity Income Portfolio
     T. Rowe Price Mid-Cap Growth Portfolio
T. Rowe Price Fixed Income Series, Inc.             T. Rowe Price Associates, Inc.
     T. Rowe Price Limited-Term Bond Portfolio




The prospectuses for the Funds describe their respective Portfolios, including the risks of investing in the Portfolios, and provide other information on the Funds. Not all funds are available with all contracts.

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or passed upon the adequacy or accuracy of the prospectus. Any representation to the contrary is a criminal offense.

This prospectus should be accompanied by the current prospectuses for the fund or funds being considered. Each of these prospectuses should be read carefully and retained for future reference.

                 The Date of this Prospectus is May 1, 1999

                                 TABLE CONTENTS
                                                                        Page

DEFINITIONS OF TERMS.....................................................3

SUMMARY AND DIAGRAM OF THE POLICY........................................4


DIAGRAM OF CONTRACT....................................................5,6
GENERAL INFORMATION ABOUT AUL, THE SEPARATE ACCOUNT AND THE FUNDS....... 7
         American United Life Insurance Company(R)...................... 7
         Separate Account............................................... 7
         The Funds...................................................... 7
         AUL American Series Fund, Inc.................................. 7
         Alger American Fund............................................ 8
         American Century Variable Portfolios, Inc...................... 8
         Fidelity Variable Insurance Products Fund...................... 8
         Fidelity Variable Insurance Products Fund II................... 9
         Janus Aspen Series............................................. 9
         PBHG Insurance Series Fund, Inc................................ 9
         SAFECO Resource Series Trust...................................10
         T. Rowe Price Equity Series, Inc...............................10
         T. Rowe Price Fixed Income Series, Inc.........................10

FUND EXPENSE TABLE......................................................11

PREMIUM PAYMENTS AND ALLOCATIONS........................................12
         Applying for a Policy..........................................12
         Right to Examine Policy........................................12
         Premiums.......................................................12
         Premium Payments to Prevent Lapse..............................13
         Premium Allocations and Crediting..............................13
         Transfer Privilege.............................................13
         Initial Dollar Cost Averaging Program..........................14
         Ongoing Dollar Cost Averaging Program .........................14
         Portfolio Rebalancing Program..................................14


FIXED ACCOUNT...........................................................14
         Summary of the Fixed Account...................................14
         Minimum Guaranteed and Current Interest Rates .................15
         Enhanced Averaging Fixed Account ..............................15
         Calculation of the Fixed Account Value ........................15
         Transfers from the Fixed Account ..............................15
         Payment Deferral ..............................................15

CHARGES AND DEDUCTIONS..................................................15
         Monthly Deduction..............................................15
         Annual Contract Charge.........................................16
         Surrender Charge...............................................16
         Taxes..........................................................17
         Special Uses...................................................17
         Fund Expenses..................................................17

HOW YOUR ACCOUNT VALUES VARY............................................17
         Determining the Account Value..................................17
         Cash Value and Net Cash Value..................................18

DEATH BENEFIT...........................................................18
         Amount of Death Benefit Proceeds...............................18
         Death Benefit..................................................18
         Selecting and Changing the Beneficiary.........................19

CASH BENEFITS...........................................................19
         Policy Loans...................................................19
         Surrendering the Policy for Net Cash Value.....................20
         Partial Surrenders.............................................20
         Settlement Options.............................................20
         Specialized Uses of the Policy.................................21
         Life Insurance Retirement Plans................................21
         Risks of Life Insurance Retirement Plans.......................21

ILLUSTRATIONS OF ACCOUNT VALUES, CASH VALUES, DEATH BENEFITS
         AND ACCUMULATED PREMIUM PAYMENTS........................... 22-31

OTHER POLICY BENEFITS AND PROVISIONS....................................32
         Limits on Rights to Contest the Policy.........................32
         Changes in the Policy or Benefits..............................32
         Exchange for Paid-Up Policy....................................32
         When Proceeds Are Paid.........................................32
         Dividends......................................................32
         Reports to Policy Owners.......................................32
         Assignment.....................................................32
         Reinstatement..................................................32
         Rider Benefits.................................................33

TAX CONSIDERATIONS......................................................34
         Tax Status of the Policy.......................................34
         Tax Treatment of Policy Benefits...............................35
         Estate and Generation Skipping Taxes...........................36
         Life Insurance Purchased for Use in Split Dollar Arrangements..36
         Taxation Under Section 403(b) Plans............................37
         Non-Individual Ownership of Contracts..........................37
         Possible Charge for AUL's Taxes................................37

OTHER INFORMATION ABOUT THE POLICIES AND AUL............................37
         Policy Termination.............................................37
         Resolving Material Conflicts...................................37
         Addition, Deletion or Substitution of Investments..............38
         Voting Rights..................................................38
         Sale of the Policies...........................................39
         AUL Directors and Executive Officers........................39-41
         State Regulation...............................................41
         Additional Information.........................................41
         Independent Accountants........................................41
         Litigation.....................................................41
         Legal Matters..................................................41

         Financial Statements...........................................41


THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT BE LAWFULLY MADE. NO PERSON IS AUTHORIZED TO MAKE ANY REPRESENTATIONS IN CONNECTION WITH THE OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, THE STATEMENT OF ADDITIONAL INFORMATION, THE PROSPECTUSES OF THE FUNDS, OR THE STATEMENTS OF ADDITIONAL INFORMATION OF THE FUNDS.

                              DEFINITIONS OF TERMS

ACCOUNT VALUE


          The Account Value is the sum of your interest in the Variable Account, the Fixed Account and the Loan Account.


AGE

          Issue Age means the Insured's age as of the Contract Date. Attained Age means the Issue Age increased by one for each complete Policy Year.

CASH VALUE

          The Cash Value is the Account Value less the Surrender Charge.

CONTRACT DATE

          The  date  from  which  Monthiversaries,   Policy  Years,  and  Policy
          Anniversaries are measured. Suicide and incontestability periods are measured from the Contract Date.

DEATH BENEFIT AND DEATH BENEFIT PROCEEDS

          This Policy has a death benefit that is described herein. The Death Benefit Proceeds are the Death Benefit less any outstanding loan and loan interest, plus any benefits provided by rider.

FACE AMOUNT

          The Face Amount shown on the Policy Data Page of the Policy, or as subsequently changed under the Partial Surrender provision.


FIXED ACCOUNT

          An account which is part of our General Account, and is not part of or dependent on the investment performance of the Variable Account.

GENERAL  ACCOUNT

          All assets of AUL other than those allocated to the Variable Account or to any other separate account of AUL.


HOME OFFICE

          The Variable Products Service office at AUL's principal business office, One American Square, Indianapolis, Indiana 46282.

INITIAL MAXIMUM PREMIUM

          An amount set to be less than or equal to the initial premium limit required to qualify the Policy as life insurance under the Internal Revenue Code.

INSURED

          The insured named on the Policy Data Page of the Policy. The Insured may or may not be the Owner. An available rider provides for coverage on the lives of two Insureds.

INVESTMENT ACCOUNTS

          One  or  more  of  the  subdivisions  of the  Separate  Account.  Each
          Investment Account is invested in a corresponding Portfolio of a particular mutual fund.

ISSUE DATE


          The date the Policy is issued.

LOAN ACCOUNT

          A portion of the Account Value which is collateral for loan amounts.

MINIMUM INSURANCE PERCENTAGE

          The minimum percentage of insurance required to qualify the Policy as life insurance under the Internal Revenue Code. A table of these amounts is on the Policy Data Page of your Policy.

MONTHIVERSARY

          The same date of each month as the Contract Date. If a Monthiversary falls on a day which is not a Valuation Date, the processing of the Monthiversary will be the next Valuation Date.

NET CASH VALUE

          Cash Value less outstanding loans and loan interest.

OWNER

          The owner named in the application for a Policy, unless changed.

PARTIAL SURRENDER

          A withdrawal of a portion of the Account Value.

POLICY ANNIVERSARY

          The same date each year as the Contract Date.

POLICY DATA PAGE

          The Policy Data Page in your Policy, or the supplemental Policy Data Page most recently sent to you by us.

POLICY YEAR

          One year from the Contract Date and from each Policy Anniversary.

PORTFOLIO

          A separate investment fund in which the Separate Account invests.

PROPER NOTICE

          Notice that is received at our Home Office in a form acceptable to us.

RISK AMOUNT

          The Death Benefit divided by 1.00246627 less the Account Value.

SEPARATE ACCOUNT

          AUL American Individual Variable Life Unit Trust. The Separate Account is segregated into several Investment Accounts, each of which invests in a corresponding mutual fund portfolio.

VALUATION DATE

          Valuation Dates are the dates on which the Investment Accounts are valued. A Valuation Date is any date on which the New York Stock Exchange is open for trading and we are open for business. Traditionally, in addition to federal holidays, AUL is not open for business on the day after Thanksgiving and either the day before or after Christmas or Independence Day.

VALUATION PERIOD

          A Valuation Period begins at the close of one Valuation Date and ends at the close of the next succeeding Valuation Date.

VARIABLE ACCOUNT

          The Account Value of this Policy which is invested in one or more Investment Accounts.

WE

          "We", "us" or "our" means AUL.

YOU

          "You" or "your" means the Owner of this Policy.

                        SUMMARY AND DIAGRAM OF THE POLICY

The investor should read the following summary of Prospectus information and diagram of the Policy in conjunction with the detailed information appearing elsewhere in this Prospectus. Unless otherwise indicated, the description of the Policy in this Prospectus assumes that the Policy is in force, that the Last Survivor Rider is not in force, and that there are no outstanding loans and loan interests.

The Policy is similar in many ways to fixed-benefit life insurance. As with fixed-benefit life insurance, typically the Owner of a Policy pays premium payments for insurance coverage on the Insured. Also, like fixed-benefit life insurance, the Policy provides for accumulation of premiums and a Net Cash Value that is payable if the Owner surrenders the Policy during the Insured's lifetime. As with fixed-benefit life insurance, the Net Cash Value during the early Policy Years is likely to be lower than the premium payments paid.

However, the Policy differs from fixed-benefit life insurance in several important respects. Unlike fixed-benefit life insurance, the Death Benefit may and the Account Value will increase or decrease to reflect the investment performance of the Investment Accounts to which Account Value is allocated. Also, there is no guaranteed minimum Net Cash Value. If the Net Cash Value is insufficient to pay the Monthly Deduction, the Policy will lapse without value after a grace period. See "Premium Payments to Prevent Lapse." If a Policy lapses while loans are outstanding, adverse tax consequences may result. See "Tax Considerations."

The diagram on the following pages summarizes the most important features of the Policy, such as charges, cash surrender benefits, Death Benefit, and calculation of Cash Values.

PURPOSE OF THE POLICY. AUL designed the Policy to provide long-term insurance benefits; and, it may also provide long-term accumulation of Cash Value. You should evaluate the Policy in conjunction with other insurance policies that you own, as well as the need for insurance and the Policy's long-term potential for growth. It may not be advantageous to replace existing insurance coverage with this Policy. In particular, you should carefully consider replacement if the decision to replace existing coverage is based solely on a comparison of Policy illustrations. See "Illustrations" below and "Specialized Uses of the Policy."

ILLUSTRATIONS. Illustrations included in this Prospectus or used in connection with the purchase of a Policy that illustrate Policy Cash Values and Death Benefit Proceeds for prototype insureds are based on hypothetical rates of return.

The   illustrations   show  Policy   values   based  on  current   charges  and,
alternatively, based on guaranteed charges. See "Illustrations of Account Values, Net Cash Values, Death Benefits and Accumulated Premium Payments."

POLICY TAX COMPLIANCE. AUL intends for the Policy to satisfy the definition of a life insurance policy under Section 7702 of the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code"). It is expected that most Policies will be treated as modified endowment contracts ("Modified Endowments") under federal tax law. AUL will monitor the Policies and will attempt to notify you on a timely basis if your Policy ceases to satisfy the federal tax definition of life insurance. For further discussion of the tax status of a Policy and the tax consequences of being treated as a life insurance contract or a Modified Endowment, see "Tax Considerations."

RIGHT TO EXAMINE POLICY AND POLICY EXCHANGE. For a limited time, you have the right to cancel your Policy and receive a refund. See "Right to Examine Policy." AUL generally allocates Premiums to the Investment Accounts on the later of the day the "right to examine" period expires, or the date we receive the premium at our Home Office. See "Premium Allocations and Crediting."

You may exchange the Policy for a paid-up whole life policy with a level face amount, not greater than the Policy's Face Amount, that can be purchased by the Policy's Net Cash Value. See "Exchange for Paid-Up Policy."

OWNER INQUIRIES. If you have any questions, you may write or call our Home Office at One American Square, P.O. Box 7127, Indianapolis, Indiana 46206-7127, 1-800-863-9354.

                               Diagram of Contract

                                Premium Payments

You may elect to pay an initial premium payment that is equivalent to 80%, 90% or 100% of the Initial Maximum Premium.

The Policy's maximum initial premium payment depends on the Insured's age, sex and risk class, initial Face Amount selected, and any supplemental and/or rider benefits.

Extra premium payments may be necessary to prevent lapse.


                                Premium Payments


You direct the allocation of Net Premium payments among the Investment Accounts of the Separate Account and the Fixed Account (effective May 1, 1999, the American Century VP Capital Appreciation Portfolio is not available for new money deposits or transfers). (See rules and limits on premium payment allocations.)


Each Investment Account invests in a corresponding portfolio of a mutual fund:



 Mutual Fund                                             Portfolio

AUL American Series Fund, Inc.                    Equity Portfolio
                                                  Bond Portfolio
                                                  Managed Portfolio
                                                  Money Market Portfolio


Alger American Fund                               Alger American Growth Portfolio
                                                  Alger American Small Capitalization Portfolio


American Century Variable Portfolios, Inc.        American Century VP Capital Appreciation Portfolio
                                                  American Century VP Income & Growth Portfolio
                                                  American Century VP International Portfolio

Fidelity Variable Insurance Products Fund         VIP Equity-Income Portfolio
                                                  VIP Growth Portfolio
                                                  VIP High Income Portfolio
                                                  VIP Money Market Portfolio
                                                  VIP Overseas Portfolio

Fidelity Variable Insurance Products Fund II      VIP II Asset Manager Portfolio
                                                  VIP II Contrafund Portfolio
                                                  VIP II Index 500 Portfolio

Janus Aspen Series                                Janus Flexible Income Portfolio
                                                  Janus Worldwide Growth Portfolio


PBHG Insurance Series Fund, Inc.                  PBHG Growth II
                                                  PBHG Technology & Communications

SAFECO Resource Series Trust                      RST Equity Portfolio
                                                  RST Growth Opportunities Portfolio

T. Rowe Price Equity Series, Inc.                 T. Rowe Price Equity Income Portfolio
                                                  T. Rowe Price Mid-Cap Growth Portfolio

T. Rowe Price Fixed Income Series, Inc.           T. Rowe Price Limited-Term Bond Portfolio


Not all funds are available with all contracts.

                                   Deductions

                          From Mutual Fund Portfolios


The Investment Advisors of the underlying mutual fund portfolios deduct Management or Advisory fees and other operating expenses from the assets of each of the individual mutual fund portfolios. These fees and expenses range from
 .28% to 1.50% of the portfolios' net assets. These fees are not deducted under the contract. They are reflected in the portfolios' net asset values.


                               From Account Value

Monthly deduction for cost of insurance, administration fees, state and Federal taxes and charges for any supplemental and/or rider benefits. Administration fees are currently 1/12 of 0.40% of Account Value per month. An annual contract fee of $30 will be deducted on a monthly basis if Account Value is less than $50,000.

                            From Investment Accounts


Monthly charge at a guaranteed annual rate of 0.90% from the Variable Account value during the first 10 Policy Years and 0.80% thereafter for mortality and expense risks.



                                  Account Value


Contract Value is equal to premiums, as adjusted each Valuation Date to reflect Investment Account investment experience, interest credited on Fixed Account value, charges deducted and other Policy transactions (such as transfers, loans and surrenders).


Varies from day to day. There is no minimum guaranteed Account Value. The Policy may lapse if the Net Cash Value is insufficient to cover a Monthly Deduction due.

Can be transferred among the Investment Accounts. A transfer fee of $25.00 may apply if more than 12 transfers are made in a Policy Year.

Is the starting point for calculating certain values under a Policy, such as the Cash Value, Net Cash Value and the Death Benefit used to determine Death Benefit Proceeds.

                   Cash Benefits                              Death Benefits

 Loans may be taken for amounts up to 90% of the              Income tax free to beneficiary.
 Account Value, less loan interest due on the next
 Policy Anniversary and any surrender charges.                Available as lump sum or under a variety of
                                                              settlement options.

 Partial Surrenders generally can be made provided            For all policies, Face Amount generated by the
 there is  sufficient  remaining Net Cash Value.              the selection of the initial premium amount.
 Partial  Surrenders reduce the Face Amount
 proportionately. A surrender charge may apply.

 The Policy may be surrendered in full at any time            Death Benefit equal to the specified amount.
 for its Net Cash Value.  A surrender charge will
 apply during the first ten Policy Years after
 issue.                                                       Supplemental and/or rider benefits may be available.

 Settlement options are available.

 Loans, Partial Surrenders, and Full Surrenders may have adverse tax consequences.

        GENERAL INFORMATION ABOUT AUL, THE SEPARATE ACCOUNT AND THE FUNDS

AMERICAN UNITED LIFE INSURANCE COMPANY(R)


AUL is a legal reserve mutual life insurance company existing under the laws of the State of Indiana. It was originally incorporated as a fraternal society on November 7, 1877, under the laws of the Federal government, and reincorporated under the laws of the State of Indiana in 1933. It is qualified to do business in 49 states and the District of Columbia. AUL has its principal business office located at One American Square, Indianapolis, Indiana 46282.

At a meeting of the AUL Board of Directors held on February 17, 2000, the Board approved the concept of changing the corporate structure of AUL. During the second quarter of 2000, the Board of Directors of AUL is expected to formally approve a plan of conversion ("Plan") under which AUL will convert from a mutual life insurance company to a stock life insurance company ultimately controlled by a mutual holding company ("Mutual Holding Company"). This transaction is intended to result in a corporate structure that provides, among other things, better access to external sources of capital. Under the Plan, upon the conversion, the insurance company would issue voting stock to a newly-formed stock holding company ("Stock Holding Company"). It is anticipated that the Stock Holding Company could, subsequent to the conversion, offer shares of its stock publicly or privately; however, the Mutual Holding Company must always hold at least 51% of the voting stock of the Stock Holding Company. The Stock Holding Company would always own 100% of the voting stock of AUL. No plans have been formulated to issue any shares of capital stock or debt securities of the Stock Holding Company at this time.

Since AUL currently is a mutual life insurance company, owners ("policyholders") of AUL's annuity contracts and life insurance policies ("policies") have certain membership interests in AUL consisting principally of the right to vote on the election of the Board of Directors and on other matters and certain rights upon liquidation or dissolution of AUL. Under the Plan, policyholders continue to be policyholders in the same insurance company, but would no longer have a membership interest in the insurance company; rather, policyholders would have membership interests in the Mutual Holding Company. These interests in the Mutual Holding Company would be substantially the same as the membership interests that policyholders have in AUL prior to the conversion, consisting principally of the right to vote on the election of the Board of Directors and on other matters and certain rights upon liquidation or dissolution of the Mutual Holding Company. After the conversion, persons who acquire policies from AUL would automatically be members in the Mutual Holding Company. The conversion will not, in any way, increase premium payments or reduce policy benefits, values, guarantees or other policy obligations to policyholders. The Plan is subject to the approval by AUL policyholders and the consent of the Insurance Commissioner of Indiana, among other approvals and conditions. If the necessary approvals are obtained and conditions met, the conversion could occur in 2000. Under the Plan, the insurance company name will not change.

AUL conducts a conventional life insurance, reinsurance, and annuity business. At December 31, 1999, AUL had assets of $10,577,535,000 and a policyholders' surplus of $739,224,931.

The principal underwriter for the Contracts is AUL, which is registered with the SEC as a broker-dealer.


AUL is subject to regulation by the Department of Insurance of the State of Indiana as well as by the insurance departments of all other states and jurisdictions in which it does business. We submit annual statements on our operations and finances to insurance officials in such states and jurisdictions. The forms for the Policy described in this Prospectus are filed with and (where required) approved by insurance officials in each state and jurisdiction in which Policies are sold. State specific policy forms may reflect some variances in the provisions outlined in this prospectus.

SEPARATE ACCOUNT

The Separate Account was established as a segregated investment account under Indiana law on July 10, 1997. It is used to support the Policies and may be used to support other variable life insurance contracts, and for other purposes permitted by law. The Separate Account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment
Company Act of 1940 (the "1940 Act"). AUL has established other segregated investment accounts, some of which also are registered with the SEC.

The Separate Account is divided into Investment Accounts. The Investment Accounts available under the Policies invest in shares of Portfolios of the Funds. The Separate Account may include other Investment Accounts that are not available under the Policies and are not otherwise discussed in this Prospectus. The assets in the Separate Account are owned by AUL.

Income, gains and losses, realized or unrealized, of an Investment Account are credited to or charged against the Investment Account without regard to any other income, gains or losses of AUL. Applicable insurance law provides that assets equal to the reserves and other contract liabilities of the Separate Account are not chargeable with liabilities arising out of any other business of AUL. AUL is obligated to pay all benefits provided under the Policies.

THE FUNDS

Each Fund is registered with the SEC as a diversified, open-end management investment company under the 1940 Act, although the SEC does not supervise their management or investment practices and policies. Each of the Funds comprises one or more of the Portfolios and other series that may not be available under the Policies. The investment objectives of each of the Portfolios is described below.

AUL AMERICAN SERIES FUND, INC.

AUL AMERICAN EQUITY PORTFOLIO

     The primary investment objective of the AUL American Equity Portfolio is long-term capital appreciation. The Fund seeks current investment income as a secondary objective. The Fund attempts to achieve these objectives by investing primarily in equity securities selected on the basis of fundamental investment research for their long-term growth prospects.

AUL AMERICAN BOND PORTFOLIO

     The primary investment objective of the AUL American Bond Portfolio is to provide a high level of income consistent with prudent investment risk. As a secondary objective, the Fund seeks to provide capital appreciation to the extent consistent with the primary objective. The Fund attempts to achieve these objectives by investing primarily in corporate bonds and other debt securities.

AUL AMERICAN MANAGED PORTFOLIO

     The investment objective of the AUL American Managed Portfolio is to provide a high total return consistent with prudent investment risk. The Fund attempts to achieve this objective through a fully managed investment policy utilizing publicly traded common stock, debt securities (including convertible debentures), and money market securities.

AUL AMERICAN MONEY MARKET PORTFOLIO

     The investment objective of the AUL American Money Market Portfolio is to provide a high level of current income while preserving assets and maintaining liquidity and investment quality. The Fund attempts to achieve this objective by investing in short-term money market instruments that are of the highest quality.

FOR ADDITIONAL INFORMATION CONCERNING AUL AMERICAN SERIES FUND, INC. AND ITS PORTFOLIOS, PLEASE SEE THE AUL AMERICAN SERIES FUND, INC. PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

ALGER AMERICAN FUND

ALGER AMERICAN GROWTH PORTFOLIO


     The Alger American Growth Portfolio seeks long term capital appreciation. It focuses on growing companies that generally have broad product lines, markets, financial resources and depth of management. Under normal circumstances, the Portfolio invests primarily in the equity securities of large companies. The Portfolio considers a large company to have a market capitalization of $1 billion or greater.

ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO

     The Alger American Small Capitalization Portfolio seeks long-term capital appreciation. It focuses on small, fast-growing companies that offer innovative products, services or technologies to a rapidly expanding marketplace. Under normal circumstances, the portfolio invests primarily in the equity securities of small capitalization companies. A small capitalization company is one that has a market capitalization within the range of the Russell 2000 Growth Index or the S&P MidCap 400 Index.


FOR  ADDITIONAL   INFORMATION   CONCERNING  THE  ALGER  AMERICAN  FUND  AND  ITS
PORTFOLIOS, PLEASE SEE THE ALGER AMERICAN FUND PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.


AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

AMERICAN CENTURY VP CAPITAL APPRECIATION


     The VP Capital Appreciation Portfolio seeks capital growth by investing primarily in common stocks and other securities that meet certain fundamental and technical standards of selection and have, in the opinion of the Fund's investment manager, better than average potential for appreciation. The Fund tries to stay fully invested in such securities, regardless of the movement of prices generally.


NOTE: Effective May 1, 1999, the American Century VP Capital Appreciation Portfolio is no longer available for new contracts. Effective July 1, 1999, the American Century VP Capital Appreciation Portfolio is no longer available for new money deposits and transfers on existing contracts.

AMERICAN CENTURY VP INCOME & GROWTH


     The American Century VP Income & Growth Portfolio seeks dividend growth, current income and capital appreciation by investing in a diversified portfolio of U.S. stocks. The fund employs a quantitative management approach, selecting from a universe of the 1,500 largest publicly traded stocks, with the goal of producing a total return that exceeds its benchmark, the S&P 500, without taking on significant additional risk. The fund's management team also targets a dividend yield that is higher than the yield of the S&P 500.


AMERICAN CENTURY VP INTERNATIONAL


     The American Century VP International Portfolio seeks to achieve its investment objective of capital growth by investing primarily in securities of foreign companies that meet certain fundamental and technical standards of selection and have, in the opinion of the investment manager, potential for appreciation. The Fund will invest primarily in common stocks of companies located in developed markets. Investment in securities of foreign issuers typically involves greater risks than investment in domestic securities, including currency fluctuations and political instability.


FOR ADDITIONAL INFORMATION CONCERNING AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. AND ITS PORTFOLIOS, PLEASE SEE THE AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND

VIP EQUITY-INCOME PORTFOLIO


     The VIP Equity-Income Portfolio seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P
500. Fidelity Management & Research Company (FMR) normally invests at least 65% of the fund's total assets in income-producing equity securities. FMR may also invest the fund's assets in other types of equity securities and debt securities, including lower-quality debt securities. The Adviser may also invest in securities of foreign issuers in addition to securities of domestic issuers.

VIP GROWTH PORTFOLIO

     The VIP Growth Portfolio seeks to achieve capital appreciation. FMR invests the fund's assets in companies that it believes have above-average growth potential. Growth may be measured by factors such as earnings or revenue. FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

VIP HIGH INCOME PORTFOLIO

     The VIP High Income Portfolio seeks a high level of current income while also considering growth of capital. FMR normally invests at least 65% of the fund's total assets in income-producing debt securities, preferred stocks and convertible securities, with an emphasis on lower-quality debt securities. Many lower-quality debt securities are subject to legal or contractual restrictions limiting FMR's ability to resell the securities to the general public. FMR may also invest the fund's assets in non-income producing securities, including defaulted securities and common stocks. FMR intends to limit common stocks to 10% of the fund's total assets. FMR may invest in companies whose financial condition is troubled or uncertain and that may be involved in bankruptcy proceedings, reorganization or financial restructurings.

VIP MONEY MARKET PORTFOLIO

     The VIP Money Market Porfolio seeks as high a level of current income as is consistent with the preservation of capital and liquidity. FMR invests the fund's assets in U.S. dollar-denominated money market securities of domestic and foreign issuers, including U.S. Government securities and repurchase agreements. FMR also may enter into reverse repurchase agreements for the Fund.

VIP OVERSEAS PORTFOLIO

     The VIP Overseas Portfolio seeks long-term growth of capital. FMR normally invests at least 65% of the fund's total assets in foreign securities. FMR normally invests the fund's assets primarily in stocks. FMR normally diversifies the fund's investments across different countries and regions. In allocating the fund's investments across countries and regions, FMR will consider the size of the market in each country and region relative to the size of the international market as a whole.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II

VIP II ASSET MANAGER PORTFOLIO

     The VIP II Asset Manager Portfolio seeks to obtain high total return with reduced risk over the long-term by allocating its assets among domestic and foreign stocks, bonds and short-term instruments. FMR allocates the fund's assets among the following classes, or types, of investments. The stock class includes equity securities of all types. The bond class includes all varieties of fixed-income securities, including lower-quality debt securities, maturing in more than one year. The short-term/money market class includes all types of short-term and money market instruments.

VIP II CONTRAFUND(R) PORTFOLIO

     The VIP II Contrafund(R) Portfolio seeks long-term capital appreciation. FMR normally invests the fund's assets primarily in common stocks. FMR invests the fund's assets in securities of companies whose value FMR believes is not fully recognized by the public. The types of companies in which the fund may invest include companies experiencing positive fundamental change such as a new management team or product launch, a significant cost-cutting initiative, a merger or acquisition, or a reduction in industry capacity that should lead to improved pricing; companies whose earnings potential has increased or is expected to increase more than generally perceived; companies that have enjoyed recent market popularity but which appear to have temporarily fallen out of favor for reasons that are considered non-recurring or short-term; and companies that are undervalued in relation to securities of other companies in the same industry.

VIP II INDEX 500 PORTFOLIO

     The VIP II Index 500 Portfolio seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500. Banker's Trust normally invests at least 80% of assets in common stocks included in the S&P 500.


FOR ADDITIONAL INFORMATION CONCERNING FIDELITY'S VARIABLE INSURANCE PRODUCTS FUND ("VIP") AND VARIABLE INSURANCE PRODUCTS FUND II ("VIP II") AND THEIR PORTFOLIOS, PLEASE SEE THE VIP AND VIP II PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

JANUS ASPEN SERIES

FLEXIBLE INCOME PORTFOLIO

     The Flexible Income Portfolio is a diversified portfolio that seeks to maximize total return from a combination of income and capital appreciation by investing primarily in income-producing securities. This Portfolio may have substantial holdings of lower rated debt securities or "junk" bonds.

WORLDWIDE GROWTH PORTFOLIO

     The Worldwide Growth Portfolio is a diversified portfolio that seeks long-term growth of capital by investing primarily in common stocks of foreign and domestic issuers.

FOR  ADDITIONAL   INFORMATION   CONCERNING  JANUS  ASPEN  SERIES  FUND  AND  ITS
PORTFOLIOS, PLEASE SEE THE JANUS ASPEN SERIES FUND PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING


PBHG INSURANCE SERIES FUNDS, INC.

PBHG GROWTH II PORTFOLIO

     The investment objective of the PBHG Growth II Portfolio is capital appreciation. The Portfolio will normally invest in growth securities of small and medium-sized companies with market capitalizations or annual revenues between $500 million and $10 billion. The growth securities in the Portfolio are primarily common stocks that the Adviser believes have strong business momentum, earnings growth and capital appreciation potential. The PBHG Growth II Portfolio is managed by Jeffrey A. Wrona, CFA, who is responsible for managing other mid-cap institutional accounts and the PBHG Technology & Communications Fund of The PBHG Funds, Inc.

PBHG TECHNOLOGY & COMMUNICATIONS PORTFOLIO

     The primary objective of the PBHG Technology & Communications Portfolio is long-term growth of capital. Current income is incidental to the Portfolio's objective. The Portfolio will normally invest in common stocks of companies doing business in the technology and communications sectors of the market. The Portfolio will invest 25% of its assets in one or more of the industries within these sectors, which may include computer software and hardware, network and cable broadcasting, semiconductors, defense and data storage and retrieval and biotechnology. The Portfolio is managed by Jeffrey A. Wrona, CFA, who also manages the PBHG Technology & Communications Fund of The PBHG Funds, Inc.

FOR MORE COMPLETE INFORMATION, INCLUDING INFORMATION ON CHARGES AND EXPENSES, CONCERNING THE PBHG INSURANCE SERIES FUND, INC. PLEASE CALL (800) 433-0051 OR WRITE THE PBHG INSURANCE SERIES FUND, INC. FOR A PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.


SAFECO RESOURCE SERIES TRUST

RST EQUITY PORTFOLIO


     The RST Equity Portfolio has as its investment objective to seek long-term growth of capital and reasonable current income. The RST Equity Portfolio ordinarily invests principally in common stocks selected for long-term appreciation and/or dividend potential.

RST GROWTH OPPORTUNITIES PORTFOLIO

     The RST Growth Opportunities Portfolio has as its investment objective to seek growth of capital and the increased income that ordinarily follows from such growth. The RST Growth Opportunities Portfolio ordinarily invests a preponderance of its assets in common stocks selected for potential appreciation.


FOR ADDITIONAL INFORMATION CONCERNING SAFECO RESOURCE SERIES TRUST AND ITS PORTFOLIOS, PLEASE SEE THE SAFECO RESOURCE SERIES TRUST PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

T. ROWE PRICE EQUITY SERIES, INC.

T. ROWE PRICE EQUITY INCOME PORTFOLIO


     The T. Rowe Price Equity Income Portfolio seeks to provide substantial dividend income as well as long-term growth of capital through investments in the common stocks of established companies.

T. ROWE PRICE MID-CAP GROWTH PORTFOLIO

     The T. Rowe Price Mid-Cap Growth Portfolio seeks long-term growth of capital by investing in mid-cap stocks with potential for above-average earnings growth.

T. ROWE PRICE FIXED INCOME SERIES, INC.

T. ROWE PRICE LIMITED-TERM BOND PORTFOLIO

     The T. Rowe Price Limited-Term Bond Portfolio seeks a high level of income consistent with moderate fluctuations in principal value. The Portfolio invests primarily in investment grade short- and intermediate-term bonds. While there are no maturity limitations on individual securities purchased, the portfolio's dollar-weighted average effective maturity will not exceed five years.

FOR ADDITIONAL INFORMATION CONCERNING T. ROWE PRICE EQUITY SERIES, INC. AND T. ROWE PRICE FIXED INCOME SERIES, INC. AND THEIR PORTFOLIOS, PLEASE SEE THE T. ROWE PRICE EQUITY SERIES, INC. AND THE T. ROWE PRICE FIXED INCOME SERIES, INC. PROSPECTUSES, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

                               FUND EXPENSE TABLE


The purpose of the following table is to assist investors in understanding the various costs and expenses that Owners bear indirectly. The table reflects expenses of the Funds for the fiscal year ended December 31, 1999. Expenses of the Funds as shown under "Fund Annual Expenses" are not fixed or specified under the terms of the Policy and may vary from year to year. The fees in this expense table have been provided by the Funds and have not been independently verified by AUL. The information contained in the table is not generally applicable to amounts allocated to payments under Settlement Option.


       Fund Annual Expenses (as a percentage of net assets of each Fund)

                                                           Management/                                   Total Fund
Portfolio                                                 Advisory Fee         Other Expenses          Annual Expenses


AUL American Series Fund, In.
   American Equity Portfolio                                  0.50%(1)             0.13%                   0.63%
   American Bond Portfolio                                    0.50%(1)             0.12%                   0.62%
   American Managed Portfolio                                 0.50%(1)             0.12%                   0.62%
   American Money Market Portfolio                            0.40%(1)             0.15%                   0.55%
Alger American Fund
   Alger American Growth Portfolio                            0.75%                0.04%                   0.79%
   Alger American Small Capitalization                        0.85%                0.05%                   0.90%
American Century Variable Portfolios, Inc.
   American Century VP Capital Appreciation Portfolio         1.00%                0.00%                   1.00%(2)
   American Century VP Income & Growth                        0.70%                0.00%                   0.70%
   American Century VP International Portfolio                1.50%                0.00%                   1.50%(2)
Fidelity Variable Insurance Products Fund
   VIP Equity-Income Portfolio                                0.50%                0.08%                   0.58%(3)
   VIP Growth Portfolio                                       0.60%                0.09%                   0.69%(3)
   VIP High Income Portfolio                                  0.59%                0.12%                   0.71%(3)
   VIP Money Market Portfolio                                 0.21%                0.10%                   0.31%
   VIP Overseas Portfolio                                     0.75%                0.17%                   0.92%(3)
Fidelity Variable Insurance Products Fund II
   VIP II Asset Manager Portfolio                             0.55%                0.10%                   0.65%(3)
   VIP II Contrafund Portfolio                                0.60%                0.11%                   0.71%(3)
   VIP II Index 500 Portfolio                                 0.24%                0.04%                   0.28%(4)
Janus Aspen Series
   Flexible Income Portfolio                                  0.65%                0.07%                   0.72%
   Worldwide Growth Portfolio                                 0.65%                0.05%                   0.70%(5)
PBHG Insurance Series Fund, Inc.
   PBHG Growth II                                             0.75%                0.42%                   1.17%(6)
   PBHG Technology & Communications                           0.85%                0.24%                   1.09%(6)
SAFECO Resource Series Trust
   RST Equity                                                 0.74%                0.02%                   0.76%
   RST Growth Opportunities                                   0.74%                0.05%                   0.79%
T. Rowe Price Equity Series, Inc.
   T. Rowe Price Equity Income Portfolio                      0.85%                0.00%                   0.85%(7)
   T. Rowe Price Mid-Cap Growth                               0.85%                0.00%                   0.85%(7)
T. Rowe Price Fixed Income Series, Inc.
   T. Rowe Price Limited-Term Bond                            0.70%                0.00%                   0.70%(7)

     (1)AUL has currently agreed to waive its advisory fee if the ordinary expenses of a Portfolio exceed 1% and, to the extent necessary, assume any expenses in excess of its advisory fee so that the expenses of each Portfolio, including the advisory fee but excluding extraordinary expenses, will not exceed 1% of the Portfolio's average daily net asset value per year. The Adviser may terminate the policy of reducing its fee and/or assuming Fund expenses upon 30 days written notice to the Fund and such policy will be terminated automatically by the termination of the Investment Advisory Agreement. During 1999, expenses did not exceed 1% of the average daily net asset value.

     (2) American Century VP International fees are 1.50% on the first $250,000,000 of average net assets; 1.20% on the next $250,000,000 of average net assets; and, 1.10% thereafter. American Century VP Capital Appreciation fees are 1.00% on the first $500,000,000 of net assets; 0.95% on the next $500,000,000; and, 0.90% thereafter.

     (3) A portion of the brokerage  commissions that certain funds pay was used
to  reduce  fund  expenses.  In  addition,   certain  funds  have  entered  into
arrangements with their custodian and transfer agent whereby interst earned on uninvested cash balances was used to reduce custodian expenses. Including these reductions, the total operating expenses presented in the table would have been
 .57% for Equity-Income Portfolio, .67% for Growth Portfolio, .90% for Overseas Portfolio, .64% for Asset Manager Portfolio, .68% for Contrafund Portfolio and
 .71% for High Income Portfolio.

     (4) FMR agreed to reimburse a portion of Index 500 Portfolio's expenses during the period. Without this reimbursement, the fund's management fee, other expenses and total expenses would have been .27%, .13% and .40%, respectively.

     (5) Expenses are based upon expenses for the fiscal year ended December 31, 1999, restated to reflect a reduction in the management fee for the Worldwide Growth Portfolio. Expenses are stated without waivers by Janus Capital. Waivers, if applicable, are first applied against the management fee and then against other expenses, and will continue at least until the next annual renewal of the advisory agreement. All expenses are shown without the effect of expense offset arrangements.

     (6) You should know that because Pilgrim Baxter has contractually agreed to waive that portion, if any, of the annual management fees payable by the Portfolio and to pay certain expenses of the Portfolio to the extent necessary to ensure that the total annual fund operating expenses do not exceed 1.20%. You should also know that in any fiscal year in which the Portfolio's assets are greater than $75 million and its total annual fund operating expenses are less than 1.20%, the Portfolio's Board of Directors may elect to reimburse Pilgrim Baxter for any fees it waived or expenses it reimbursed on the Portfolio's behalf during the previous two fiscal years. In 1999, the Board elected to reimburse $31,616 in waived fees for the Growth II Portfolio and $93,603 in waived fees for the Technology & Communications Portfolio.

     (7) Management fee includes operating expenses.


More detailed information concerning the investment objectives, policies, and restrictions pertaining to the Funds and Portfolios and their expenses, investment advisory services and charges and the risks involved with investing in the Portfolios and other aspects of their operations can be found in the current prospectus for each Fund or Portfolio and the current Statement of Additional Information for each Fund or Portfolio. The prospectuses for the Funds or Portfolios should be read carefully before any decision is made concerning the allocation of Net Premium payments or transfers among the Investment Accounts.


AUL has entered into agreements with the Distributors/Advisers of Alger Management, Inc., American Century Variable Portfolios, Inc., Fidelity Investments, Janus Capital Corporation, Pilgrim Baxter & Associates, SAFECO Asset Management Company, T. Rowe Price Equity Series, Inc. and T. Rowe Price Fixed Income Series, Inc., under which AUL has agreed to render certain services and to provide information about these Funds to Owners who invest in these Funds. Under these agreements and for providing these services, AUL receives compensation from the Distributor/Advisor of these Funds ranging from zero basis points until a certain level of Fund assets have been purchased to 25 basis points on the net average aggregate deposits made.


AUL cannot guarantee that each Fund or Portfolio will always be available for the Policies; but, in the unlikely event that a Fund or Portfolio is not available, AUL will take reasonable steps to secure the availability of a comparable fund. Shares of each Portfolio are purchased and redeemed at net asset value, without a sales charge.

                        PREMIUM PAYMENTS AND ALLOCATIONS

APPLYING FOR A POLICY

AUL requires satisfactory evidence of the proposed Insured's insurability, which may include a medical examination of the proposed Insured. The available Issue Ages are 0 through 85 on a standard basis. Issue Age is determined based on the Insured's age as of the Contract Date. Acceptance of an application depends on AUL's underwriting rules, and AUL reserves the right to reject an application. Coverage under the Policy is effective as of the later of the date the initial premium is paid or the Issue Date.

As the Owner of the Policy, you may exercise all rights provided under the Policy while the Insured is living, subject to the interests of any assignee or irrevocable beneficiary. The Insured is the Owner, unless a different Owner is named in the application. In accordance with the terms of the Policy, the Owner may in the application or by Proper Notice name a contingent Owner or a new Owner while the Insured is living. The Policy may be jointly owned by more than one Owner. The consent of all joint Owners is required for all transactions except when proper forms have been executed to allow one Owner to make changes. Unless a contingent Owner has been named, on the death of the last surviving Owner, ownership of the Policy passes to the estate of the last surviving Owner, which then will become the Owner. A change in Owner may have tax consequences. See "Tax Considerations."

RIGHT TO EXAMINE POLICY


You may cancel your Policy for a refund during your "right to examine" period. This period expires 10 calendar days after you receive your Policy (or a longer period if required by law). We assume you receive your Policy 5 calendar days after the Issue Date. If you decide to cancel the Policy, you must return it by mail or other delivery method to the Home Office or to the authorized AUL representative who sold it. Immediately after mailing or delivery of the Policy to AUL, the Policy will be deemed void from the beginning. Within seven calendar days after AUL receives the returned Policy, AUL will refund the greater of premiums paid or the Account Value.


PREMIUMS

The Policy permits the Owner to pay a large single premium and, subject to restrictions, additional premiums. The minimum initial premium payment required depends on a number of factors, such as the Age, sex and risk class of the proposed Insured, the initial Face Amount, any supplemental and/or rider benefits and the premium payments you propose to make. You may elect the initial premium to be 80%, 90% or 100% of the Initial Maximum Premium. The Initial Maximum Premium is less than or equal to the maximum premium that can be paid for a given Face Amount in order for an insurance policy to qualify as a life insurance contract for tax purposes. Consult your AUL representative for information about the initial premium required for the coverage you desire.

The initial premium is due on or before delivery of the Policy. There will be no coverage until this premium is paid or until the Issue Date, whichever is later.

You may make other premium payments at any time and in any amount, subject to the limits described in this section. The actual amount of premium payments will affect the Account Value and the period of time the Policy remains in force.

Premium payments after the initial payment must be made to our Home Office. Each payment must be at least equal to the minimum payment shown on the Policy Data Page in your Policy. All premiums combined may not be more than $1,000,000, unless a higher amount is agreed to by us.

If the payment of any premium would cause an increase in Risk Amount because of the Minimum Insurance Percentage, we may require satisfactory evidence of insurability before accepting it. If we accept the premium, we will allocate the premium to your Account Value on the date of our acceptance. If we do not accept the premium, we will refund it to you.

If the payment of any premium would cause this Policy to fail to meet the federal tax definition of a life insurance contract in accordance with the Internal Revenue Code, we reserve the right to refund the amount to you with interest no later than 60 days after the end of the Policy Year which we receive the premium, but we assume no obligation to do so.

Each premium after the initial premium must be at least $1,000. AUL may increase this minimum 90 days after we send you a written notice of such increase. However AUL reserves the right to limit the amount of a premium payment or the total premium payments paid.

PREMIUM PAYMENTS TO PREVENT LAPSE

The Policy goes into default at the start of the grace period, which is a period to make a premium payment sufficient to prevent lapse. The grace period starts if the Net Cash Value on a Monthiversary will not cover the Monthly Deduction. A premium sufficient to keep the Policy in force must be submitted during the grace period.

AUL will send notice of the grace period and the amount required to be paid during the grace period to your last known address. The grace period shall terminate as of the date indicated in the notice, which shall comply with any applicable state law. Your Policy will remain in force during the grace period. If the Insured should die during the grace period, the Death Benefit Proceeds will still be payable to the beneficiary, although the amount paid will reflect a reduction for the Monthly Deductions due on or before the date of the Insured's death (and for any outstanding loan and loan interest). See "Amount of Death Benefit Proceeds." If the grace period premium payment has not been paid before the grace period ends, your Policy will lapse. It will have no value, and no benefits will be payable. See "Reinstatement." A grace period also may begin if any outstanding loan and loan interest becomes excessive. See "Policy Loans."

PREMIUM ALLOCATIONS AND CREDITING

In the Policy application, you specify the percentage of a premium to be allocated to each Investment Account. The sum of your allocations must equal 100%, with at least 1% of the premium payment allocated to each Investment Account selected by you. All premium allocations must be in whole percentages. AUL reserves the right to limit the number of Investment Accounts to which premiums may be allocated. You can change the allocation percentages at any time, subject to these rules, by sending Proper Notice to the Home Office, or by telephone if written authorization is on file with us. The change will apply to the premium payments received with or after receipt of your notice.


The initial premium generally is allocated to the Fixed Account and the Investment Accounts in accordance with your allocation instructions on the later of the day the "right to examine" period expires, or the date we receive the premium at our Home Office. Subsequent premiums are allocated as of the end of the Valuation Period during which we receive the premium at our Home Office.

We generally allocate all premiums received prior to the Issue Date to our general account prior to the end of the "right to examine" period. We will credit interest daily on premiums so allocated. However, we reserve the right to allocate premiums to the Fixed Account and the Investment Accounts of the Separate Account in accordance with your allocation instructions prior to the expiration of the "right to examine" period. If you exercise your right to examine the Policy and cancel it by returning it to us, we will refund to you the greater of any premiums paid or the Account Value. At the end of the "right to examine" period, we transfer the premium and interest to the Investment Accounts of the Separate Account based on the percentages you have selected in the application. For purposes of determining the end of the "right to examine" period, solely as it applies to this transfer, we assume that receipt of this Policy occurs 5 calendar days after the Issue Date.


Premium payments requiring satisfactory evidence of insurability will not be credited to the Policy until underwriting has been completed and the premium payment has been accepted. If the additional premium payment is rejected, AUL will return the premium payment immediately, without any adjustment for investment experience.

TRANSFER PRIVILEGE

You may transfer amounts among Investment Accounts at any time after the "right to examine" period.

There currently is no minimum transfer amount, although we reserve the right to require a $100 minimum transfer. You must transfer the minimum amount, or, if less, the entire amount in the account from which you are transferring each time a transfer is made. If after the transfer the amount remaining in any account is less than $25, we have the right to transfer the entire amount. Any applicable transfer charge will be assessed. The charge will be deducted from the account(s) from which the transfer is made on a prorata basis.

Transfers are made such that the Account Value on the date of transfer will not be affected by the transfer, except for the deduction of any transfer charge. Currently, all transfers are free. On a guaranteed basis, we reserve the right to limit the number of transfers to 12 per year, or to restrict transfers from being made on consecutive Valuation Dates.

If we determine that the transfers made by or on behalf of one or more Owners are to the disadvantage of other Owners, we may restrict the rights of certain Owners. We also reserve the right to limit the size of transfers and remaining balances, to limit the number and frequency of transfers, and to discontinue telephone transfers.

The first 12 transfers during each Policy Year are free. Any unused free transfers do not carry over to the next Policy Year. We reserve the right to assess a $25 charge for the thirteenth and each subsequent transfer during a Policy Year. For the purpose of assessing the charge, each request (or telephone request described below) is considered to be one transfer, regardless of the number of Investment Accounts affected by the transfer. The charge will be deducted from Investment Account(s) from which the transfer are made.

TELEPHONE TRANSFERS. Telephone transfers will be based upon instructions given by telephone, provided the appropriate election has been made at the time of application or proper authorization has been provided to us. We reserve the right to suspend telephone transfer privileges at any time, for any reason, if we deem such suspension to be in the best interests of Owners.

We will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, and if we follow those procedures, we will not be liable for any losses due to unauthorized or fraudulent instructions. We may be liable for such losses if we do not follow those reasonable procedures. The procedures we will follow for telephone transfers include requiring some form of personal identification prior to acting on instructions received by telephone, providing written confirmation of the transaction, and making a tape recording of the instructions given by telephone.


INITIAL DOLLAR COST AVERAGING PROGRAM

     After July 1, 2000, at issue, owners who wish to purchase units of an Investment Account over a six month or one year period may do so through the Initial Dollar Cost Averaging ("Initial DCA") Program. Under the Initial DCA Program, the Contract Owner authorizes AUL to allocate initial and subsequent premiums received in the first 6 or 12 months after the contract issue date into the Enhanced Averaging Fixed Account. An amount is transferred from the Enhanced Averaging Fixed Account into one or more other Investment Accounts. AUL recalculates the transfer amount each month to ensure that the entire balance of the Enhanced Averaging Fixed Account is transferred within six months or one year after the initial premium is received. The unit values are determined on the dates of the transfers. These transfers will continue automatically over a 6 or 12 month period. To participate in the Program, AUL requires a minimum deposit of $10,000 into the Enhanced Averaging Fixed Account.

ONGOING DOLLAR COST AVERAGING PROGRAM

The Ongoing Dollar Cost Averaging Program, if elected, enables you to transfer systematically and automatically, on a monthly basis, specified dollar amounts from the AUL American Money Market Investment Account to other Investment Accounts. By allocating on a regularly scheduled basis, as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. However, participation in the Ongoing Dollar Cost Averaging Program does not assure a Contract Owner of greater profits from the purchases under the Program, nor will it prevent or necessarily alleviate losses in a declining market.

You specify the fixed dollar amount to be transferred automatically from the AUL American Money Market Investment Account. At the time that you elect the Ongoing Dollar Cost Averaging Program, the Account Value in the AUL American Money Market account from which transfers will be made must be at least $2,000.

You may elect this Program at the time of application by completing the authorization on the application or at any time after the Policy is issued by properly completing and returning the election form. Transfers made under the Ongoing Dollar Cost Averaging Program will commence on the Monthiversary on or next following the election.

Once elected, transfers from the AUL American Money Market Investment Account will be processed until the value of the Investment Account is completely depleted, or you send us Proper Notice instructing us to cancel the transfers.

Currently, transfers made under the Ongoing Dollar Cost Averaging Program will not be subject to any transfer charge and will not count against the number of free transfers permitted in a Policy Year. We reserve the right to impose a $25 transfer charge for each transfer effected under a Ongoing Dollar Cost Averaging Program. We also reserve the right to alter the terms or suspend or eliminate the availability of the Ongoing Dollar Cost Averaging Program at any time.


PORTFOLIO REBALANCING PROGRAM

You may elect to have the accumulated balance of each Investment Account redistributed to equal a specified percentage of the Variable Account. This will be done on a quarterly or annual basis from the Monthiversary on which the Portfolio Rebalancing Program commences. If elected, this program automatically adjusts your Portfolio mix to be consistent with the allocation most recently requested. The redistribution will not count toward the 12 free transfers permitted each Policy Year. If the Dollar Cost Averaging Program has been elected, the Portfolio Rebalancing Program will not commence until the Monthiversary following the termination of the Dollar Cost Averaging Program.

You may elect this program at the time of application by completing the authorization on the application or at any time after the Policy is issued by properly completing the election form and returning it to us. Portfolio rebalancing will terminate when you request any transfer or the day we receive Proper Notice instructing us to cancel the Portfolio Rebalancing Program. We do not currently charge for this program. We reserve the right to alter the terms or suspend or eliminate the availability of portfolio rebalancing at any time.



                                  FIXED ACCOUNT

Summary of the Fixed Account

Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933, nor has the Fixed Account been registered as an investment company under the 1940 Act. Accordingly, neither the Fixed Account nor any interests therein are subject to the provisions of these Acts and, as a result, the staff of the SEC has not reviewed the disclosure in this Prospectus relating to the Fixed Account. The disclosure regarding the Fixed Account, may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

You may allocate some or all of the Net Premiums and transfer some or all of the Variable Account value to the Fixed Account, which is part of our General Account and pays interest at declared rates (subject to a minimum interest rate we guarantee to be 3%). Our General Account supports our insurance and annuity obligations.

The portion of the Account Value allocated to the Fixed Account will be credited with rates of interest, as described below. Since the Fixed Account is part of our General Account, we benefit from investment gain and assume the risk of investment loss on this amount. All assets in the General Account are subject to our general liabilities from business operations.

Minimum Guaranteed and Current Interest Rates

The Account Value in the Fixed Account earns interest at one or more interest rates determined by AUL at its discretion and declared in advance ("Current Rate"), which are guaranteed by AUL to be at least an annual effective rate of 3% ("Guaranteed Rate"). AUL will determine a Current Rate from time to time and, generally, any Current Rate that exceeds the Guaranteed Rate will be effective for the Policies for a period of at least one year. We reserve the right to change the method of crediting from time to time, provided that such changes do not have the effect of reducing the guaranteed rate of interest. AUL bears the investment risk for Owner's Fixed Account values and for paying interest at the Current Rate on amounts allocated to the Fixed Account.

Enhanced Averaging Fixed Account

     A Contract Owner may allocate initial and subsequent premiums in the first Contract Year to the Enhanced Averaging Fixed Account. The Enhanced Averaging Fixed Account may only be requested at issue and requires an initial deposit of $10,000 therein. Within six months or one year after the initial deposit into the Enhanced Averaging Fixed Account, a Contract Owner must transfer these allocations to other Investment Accounts. AUL will recalculate, each month, the amounts it will transfer out of the Enhanced Averaging Fixed Account. This procedure ensures that the entire balance of the Enhanced Averaging Fixed Account will be transferred within six months or one year after the initial deposit. Amounts allocated to the Enhanced Averaging Fixed Account earn interest at rates periodically determined by AUL. AUL guarantees these rates to be at least an effective annual rate of 3%.

Calculation of the Fixed Account Value

Fixed Account value at any time is equal to amounts allocated or transferred to the Fixed Account, plus interest credited minus amounts deducted, transferred, or surrendered from the Fixed Account.

Transfers from the Fixed Account

The amount transferred from the Fixed Account in any Policy Year may not exceed 20% of the amount in the Fixed Account at the beginning of the Policy Year, less any Partial Surrenders made from the Fixed Account since that date, unless the balance after the transfer is less than $25, in which case we reserve the right to transfer the entire amount.

Payment Deferral

We reserve the right to defer payment of any surrender, Partial Surrender, or transfer from the Fixed Account for up to six months from the date of receipt of the Proper Notice for the partial or full surrender or transfer. In this case, interest on Fixed Account assets will continue to accrue at the then-current rates of interest.



                             CHARGES AND DEDUCTIONS

MONTHLY DEDUCTION


AUL will deduct Monthly Deductions for the Contract Date and each Monthiversary. Monthly Deductions due on the Contract Date and any Monthiversaries prior to the Issue Date are deducted on the Issue Date. Your Contract Date is the date used to determine your Monthiversary. The Monthly Deduction consists of (1) cost of insurance charge, (2) monthly administrative charge, (3) mortality and expense risk charge, (4) tax charges, and (5) any charges for rider benefits, as described below. All Monthly Deductions except the Mortality and Expense Risk Charge are deducted from the Account Value pro rata on the basis of the portion of Account Value in each account. The Mortality and Expense Risk Charge is deducted from the Variable Account value pro rata on the basis of the portion of the Variable Account value in each Investment Account.


COST OF INSURANCE CHARGE. This charge compensates AUL for the expense of providing insurance coverage. The charge depends on a number of variables and therefore will vary between Policies, and may vary from Monthiversary to Monthiversary. The Policy contains guaranteed cost of insurance rates that may not be increased. The guaranteed rates are no greater than the 1980 Commissioners Standard Ordinary Non-Smoker and Smoker Mortality Tables (the "1980 CSO Tables") (and where unisex cost of insurance rates apply, the 1980 CSO-C Tables). The guaranteed rates for substandard classes are based on multiples of or additives to the 1980 CSO Tables. These rates are based on the Attained Age and underwriting class of the Insured. They are also based on the sex of the Insured, except that unisex rates are used where appropriate under applicable law, including in the state of Montana, and in Policies purchased by employers and employee organizations in connection with employment-related insurance or benefit programs. The cost of insurance rate generally increases with the Attained Age of the Insured. As of the date of this Prospectus, we charge "current rates" that are generally lower (i.e., less expensive) than the guaranteed rates, and we may also charge current rates in the future. The current rates may also vary with the Attained Age, gender, where permissible, duration, policy size and underwriting class of the Insured, or, alternatively, may be a charge against Account Value that does not vary with Attained Age or gender, and may vary with underwriting class. For any Policy, the current cost of insurance on a Monthiversary is calculated in one of two ways: (1) if the Initial Maximum Premium is paid, the cost of insurance equals the lesser of an amount equal, on an annual basis, to a percentage multiplied by the Account Value or an amount equal to the Risk Amount multiplied by the guaranteed maximum cost of insurance rate set forth in the Policy; or (2) if less than the Initial Maximum Premium is paid, the cost of insurance is calculated by multiplying the current cost of insurance rate for the Insured by the Risk Amount for that Monthiversary. We reserve the right to change the current cost of insurance rates, and, in the case of payment of the Initial Maximum Premium, to assess a cost of insurance charge calculated solely by multiplying the current cost of insurance rate for the Insured by the Risk Amount for a Monthiversary, in the same manner as the cost of insurance charge currently is calculated when less than the Initial Maximum Premium is paid. The Risk Amount on a Monthiversary is the difference between the Death Benefit divided by 1.00246627 and the Account Value.

AUL places the Insured in a risk class when the Policy is given underwriting approval, based on AUL's underwriting of the application. AUL currently places Insureds in a standard class based on underwriting. An Insured may be placed in a substandard risk class, which involves a higher mortality risk than the standard classes. Standard rates are available for Issue Ages 0-89. The guaranteed maximum cost of insurance rate is set forth on the Policy Data Page of your Policy.

MONTHLY ADMINISTRATIVE CHARGE. The monthly administrative charge is a level monthly charge that is guaranteed not to exceed, on an annual basis, a rate of 0.40% of Account Value. We reserve the right to charge a lower current rate. This charge reimburses AUL for expenses incurred in the administration of the Policies and the Separate Account. Such expenses include, but are not limited to: underwriting and issuing the Policy, confirmations, annual reports and account statements, maintenance of Policy records, maintenance of Separate Account records, administrative personnel costs, mailing costs, data processing costs, legal fees, accounting fees, filing fees, the costs of other services necessary for Owner servicing and all accounting, valuation, regulatory and updating requirements.


MORTALITY AND EXPENSE RISK CHARGE. AUL deducts a monthly charge from the Variable Account value pro rata based on your amounts in each account. The current charge is at an annual rate of 0.90% of Variable Account value during the first 10 Policy Years, and 0.80% thereafter, and is guaranteed not to increase for the duration of a Policy. AUL may realize a profit from this charge.


The mortality risk assumed is that Insureds, as a group, may live for a shorter period of time than estimated and, therefore, the cost of insurance charges specified in the Policy will be insufficient to meet actual claims. The expense risk AUL assumes is that expenses incurred in issuing and administering the Policies and the Separate Account will exceed the amounts realized from the monthly administrative charges assessed against the Policies.

PREMIUM TAX CHARGE. AUL deducts a monthly charge at an annual rate equal to .25% of Account Value during the first 10 Policy Years for state and local premium taxes and related administrative expenses. The state and local premium tax charge reimburses AUL for premium taxes and related administrative expenses associated with the Policies. AUL expects to pay an average state and local premium tax rate (including related administrative expenses) of approximately 2.5% of premium payments for all states, although such tax rates range from 0% to 4%. This charge may be more or less than the amount actually assessed by the state in which a particular owner lives.

FEDERAL TAX CHARGE. AUL also deducts a federal tax charge at an annual rate equal to 0.15% of Account Value during the first 10 Policy Years.

COST OF ADDITIONAL BENEFITS PROVIDED BY RIDERS. The cost of additional benefits provided by riders is charged to the Account Value on the Monthiversary.

ANNUAL CONTRACT CHARGE


AUL deducts an annual contract charge from the Account Value equal to $30 on each Policy Anniversary in which the Account Value is less than $50,000. This charge is deducted prorata from each Investment Account to which you have allocated Account Value.


SURRENDER CHARGE

During the first 10 Policy Years, a surrender charge calculated based on the percentage of first year premium surrendered will be deducted from the Account Value if the Policy is completely surrendered for cash or if you make a Partial Surrender. Twelve percent of the amount of first year premium not previously withdrawn, known as the "remaining withdrawal amount," may be withdrawn without incurring a withdrawal charge. A withdrawal charge will be assessed upon any amounts withdrawn in excess of this amount. The "remaining withdrawal amount," which is initially the first year premium, will then be reduced by the full amount of the withdrawal. Future free withdrawal amounts will be calculated based on the remaining withdrawal amount. A withdrawal charge will not be assessed on amounts withdrawn in excess of the first year premium. The total surrender charge will not exceed the maximum surrender charge set forth in your Policy.

The surrender charge for a reinstated Policy will be based on the number of Policy Years from the original Contract Date. For purposes of determining the surrender charge on any date after reinstatement, the period the Policy was lapsed will be credited to the total Policy period.

The table below shows the surrender charge deducted if the Policy is completely surrendered during the first 10 Policy Years.

                           Table of Surrender Charges


                         Policy Year       Percentage of Premium

                               1                    10%
                               2                     9%
                               3                     8%
                               4                     7%
                               5                     6%
                               6                     5%
                               7                     4%
                               8                     3%
                               9                     2%
                              10                     1%

TAXES

AUL does not currently assess a charge for any taxes other than the state premium tax charge and federal tax charge. We reserve the right, however, to assess a charge for such taxes, or taxes resulting from the performance of the Separate Account, against the Separate Account if we determine that such taxes will be incurred.

SPECIAL USES

We may agree to reduce or waive the surrender charge or the Monthly Deduction, or credit additional amounts under the Policies in situations where selling and/or maintenance costs associated with the Policies are reduced, such as the sale of several Policies to the same Owner(s), sales of large Policies, sales of Policies in connection with a group or sponsored arrangement or mass transactions over multiple Policies.

In addition, we may agree to reduce or waive some or all of these charges and/or credit additional amounts under the Policies for those Policies sold to persons who meet criteria established by us, who may include current and retired officers, directors and employees of us and our affiliates. We may also agree to waive minimum premium requirements for such persons.

We will only reduce or waive such charges or credit additional amounts on any Policies where expenses associated with the sale of the Policy and/or costs associated with administering and maintaining the Policy are reduced. We reserve the right to terminate waiver/reduced charge and crediting programs at any time, including those for previously issued Policies.

FUND EXPENSES

Each Investment Account of the Separate Account purchases shares at the net asset value of the corresponding Portfolio. The net asset value reflects the investment advisory fee and other expenses that are deducted from the assets of the Portfolio. The advisory fees and other expenses are not fixed or specified under the terms of the Policy and are described in the Funds' prospectuses.

                          HOW YOUR ACCOUNT VALUES VARY


There is no minimum guaranteed Account Value, Cash Value or Net Cash Value. These values will vary with the investment performance of the Investment Accounts and/or the crediting of interest in the Fixed Account, and will depend on the allocation of Account Value. If the Net Cash Value on a Monthiversary is less than the amount of the Monthly Deduction to be deducted on that date, the Policy will be in default and a grace period will begin. See "Premium Payments to Prevent Lapse."


DETERMINING THE ACCOUNT VALUE


On the Contract Date, the Account Value is equal to the initial premium less the Monthly Deductions deducted as of the Contract Date. On each Valuation Day thereafter, the Account Value is the aggregate of the Variable Account value, the Fixed Account Value and the Loan Account value. Account Value may be significantly affected on days when the New York Stock Exchange is open for trading but we are closed for business, and you will not have access to Cash Value on those days. The Account Value will vary to reflect the performance of the Investment Accounts to which amounts have been allocated, interest credited on amounts allocated to the Fixed Account, interest credited on amounts in the Loan Account, premium payments since the prior Valuation Date, charges, transfers, Partial Surrenders and surrender charges since the prior Valuation Date, loans and loan repayments.


VARIABLE ACCOUNT VALUE. When you allocate an amount to an Investment Account, either by premium payment allocation or by transfer, your Policy is credited with accumulation units in that Investment Account. The number of accumulation units credited is determined by dividing the amount allocated to the Investment Account by the Investment Account's accumulation unit value at the end of the Valuation Period during which the allocation is effected. The Variable Account value of the Policy equals the sum, for all Investment Accounts, of the accumulation units credited to an Investment Account multiplied by that Investment Account's accumulation unit value.

The number of Investment Account accumulation units credited to your Policy will increase when premium payments are allocated to the Investment Account and when amounts are transferred to the Investment Account. The number of Investment Account accumulation units credited to a Policy will decrease when the allocated portion of the Monthly Deduction is taken from the Investment Account, a loan is made, an amount is transferred from the Investment Account, or a Partial Surrender is taken from the Investment Account.

ACCUMULATION UNIT VALUES. An Investment Account's accumulation unit value is determined on each Valuation Date and varies to reflect the investment experience of the underlying Portfolio. It may increase, decrease, or remain the same from Valuation Period to Valuation Period. The accumulation unit value for the Money Market Investment Account was initially set at $1, and the accumulation unit value for each of the other Investment Accounts was arbitrarily set at $5 when each Investment Account was established. For each Valuation Period after the date of establishment, the accumulation unit value is determined by multiplying the value of an accumulation unit for an Investment Account for the prior Valuation Period by the net investment factor for the Investment Account for the current Valuation Period.

NET INVESTMENT FACTOR. The net investment factor is used to measure the investment performance of an Investment Account from one Valuation Period to the next. For any Investment Account, the net investment factor for a Valuation Period is determined by dividing (a) by (b), where:

(a)  is equal to:

     1. the net asset value per share of the Portfolio held in the Investment Account determined at the end of the current Valuation Period; plus

     2. the per share amount of any dividend or capital gain distribution paid by the Portfolio during the Valuation Period; plus

     3. the per share credit or charge with respect to taxes, if any, paid or reserved for by AUL during the Valuation Period that are determined by AUL to be attributable to the operation of the Investment Account; and

(b)  is equal to:

     1. the net asset value per share of the Portfolio held in the Investment Account determined at the end of the preceding Valuation Period; plus

     2. the per share credit or charge for any taxes reserved for the immediately preceding Valuation Period.


FIXED ACCOUNT VALUE. On any Valuation Date, the Fixed Account value of a Policy is the total of all Net Premium payments allocated to the Fixed Account, plus any amounts transferred to the Fixed Account, plus interest credited on such Net Premium payments and amounts transferred, less the amount of any transfers from the Fixed Account, less the amount of any Partial Surrenders taken from the Fixed Account, and less the prorata portion of the Monthly Deduction charged against the Fixed Account.


LOAN ACCOUNT VALUE. On any Valuation Date, if there have been any Policy loans, the Loan Account value is equal to amounts transferred to the Loan Account from the Investment Accounts as collateral for Policy loans and for due and unpaid loan interest, less amounts transferred from the Loan Account to the Investment Accounts as outstanding loans and loan interest are repaid, and plus interest credited to the Loan Account.

CASH VALUE AND NET CASH VALUE

The Cash Value on a Valuation Date is the Account Value less any applicable surrender charges. The Net Cash Value on a Valuation Date is the Cash Value reduced by any outstanding loans and loan interest. Net Cash Value is used to determine whether a grace period starts. See "Premium Payments to Prevent Lapse." It is also the amount that is available upon full surrender of the Policy. See "Surrendering the Policy for Net Cash Value."


                                  DEATH BENEFIT


As long as the Policy remains in force, AUL will pay the Death Benefit Proceeds upon receipt at the Home Office of satisfactory proof of the Insured's death. AUL may require return of the Policy. The Death Benefit Proceeds may be paid in a lump sum, generally within seven calendar days of receipt of satisfactory proof (see "When Proceeds Are Paid"), or in any other way agreeable to you and us. Before the Insured dies, you may choose how the proceeds are to be paid. If you have not made a choice before the Insured dies, the beneficiary may choose how the proceeds are paid. The Death Benefit Proceeds will be paid to the beneficiary. See "Selecting and Changing the Beneficiary."

AMOUNT OF DEATH BENEFIT PROCEEDS

The Death Benefit Proceeds are equal to the sum of the Death Benefit in force as of the end of the Valuation Period during which death occurs, plus any rider benefits, minus any outstanding loan and loan interest on that date. If the date of death occurs during a grace period, the Death Benefit will still be payable to the beneficiary, although the amount will be equal to the Death Benefit immediately prior to the start of the grace period, plus any benefits provided by rider, and less any outstanding loan and loan interest and overdue Monthly Deductions as of the date of death. Under certain circumstances, the amount of the Death Benefit may be further adjusted. See "Limits on Rights to Contest the Policy" and "Changes in the Policy or Benefits."

If part or all of the Death Benefit Proceeds is paid in one sum, AUL will pay interest on this sum if required by applicable state law from the date of the Insured's death to the date of payment.

DEATH BENEFIT

The Death Benefit is the greater of the Face Amount or the Applicable Percentage (as described below) of Account Value on the date of the Insured's death. If investment performance is favorable, the amount of the Death Benefit may increase. However, the Death Benefit ordinarily will not change for several years to reflect any favorable investment performance and may not change at all. To see how and when investment performance may begin to affect the Death Benefit, see "Illustrations of Account Values, Cash Values, Death Benefits and Accumulated Premium Payments."


                     Applicable Percentages of Account Value
Attained Age   Percentage    Attained Age  Percentage   Attained Age   Percentage     Attained Age   Percentage
     0-40            250%           50            185%           60             130%           70             115%
      41             243            51            178            61             128            71             113
      42             236            52            171            62             126            72             111
      43             229            53            164            63             124            73             109
      44             222            54            157            64             122            74             107
      45             215            55            150            65             120           75-90           105
      46             209            56            146            66             119            91             104
      47             203            57            142            67             118            92             103
      48             197            58            138            68             117            93             102
      49             191            59            134            69             116            94             101
                                                                                               95+            100


SELECTING AND CHANGING THE BENEFICIARY

You select the beneficiary in your application. You may select more than one beneficiary. You may later change the beneficiary in accordance with the terms of the Policy. The primary beneficiary, or, if the primary beneficiary is not living, the contingent beneficiary, is the person entitled to receive the Death Benefit Proceeds under the Policy. If the Insured dies and there is no surviving beneficiary, the Owner (or the Owner's estate if the Owner is the Insured) will be the beneficiary. If a beneficiary is designated as irrevocable, then the beneficiary's written consent must be obtained to change the beneficiary.

                                  CASH BENEFITS

POLICY LOANS

Prior to the death of the Insured, you may borrow against your Policy by submitting Proper Notice to the Home Office at any time after the end of the "right to examine" period while the Policy is not in the grace period. The Policy is assigned to us as the sole security for the loan. The minimum amount of a new loan is $500. The maximum amount of a new loan is:

         1. 90% of the Variable Account value; less
         2. any loan interest due on the next Policy Anniversary; less
         3. any applicable surrender charges; less
         4. any existing loans and accrued loan interest.

Outstanding loans reduce the amount available for new loans. Policy loans will be processed as of the date your written request is received and approved. Loan proceeds generally will be sent to you within seven calendar days. See "When Proceeds Are Paid."

INTEREST. AUL will charge interest on any outstanding loan at an annual rate of 6.0%. Interest is due and payable on each Policy Anniversary while a loan is outstanding. If interest is not paid when due, the amount of the interest is added to the loan and becomes part of the loan.


LOAN COLLATERAL. When a Policy loan is made, an amount sufficient to secure the loan is transferred out of the Investment Accounts and the Fixed Account into the Policy's Loan Account. Thus, a loan will have no immediate effect on the Account Value, but the Net Cash Value will be reduced immediately by the amount transferred to the Loan Account. The Owner can specify the Investment Accounts from which collateral will be transferred. If no allocation is specified, collateral will be transferred from each Investment Account and from the Fixed Account in the same proportion that the Account Value in each Investment Account and the Fixed Account bears to the total Account Value in those accounts on the date that the loan is made. Due and unpaid interest will be transferred each Policy Anniversary from each Investment Account to the Loan Account in the same proportion that each Investment Account and Fixed Account bears to the total unloaned Account Value. The amount we transfer will be the amount by which the interest due exceeds the interest which has been credited on the Loan Account.

The Loan Account will be credited with interest at an effective annual rate of not less than 5.0%. Thus, the maximum net cost of a loan is 1.0% per year (the net cost of a loan is the difference between the rate of interest charged on outstanding loans and loan interests and the amount credited to the Loan Account). On each Monthiversary, the interest earned on the Loan Account since the previous Monthiversary will be transferred to the Loan Account.


PREFERRED LOAN PROVISION. A preferred loan may be made available by AUL. The amount available for a preferred loan is the amount by which the Account Value exceeds total premiums paid. The maximum amount available for a preferred loan may not exceed the maximum loan amount. The preferred loan amount will be credited with an effective annual rate of interest (currently, 6.0%). Thus, the current net cost of the preferred loan is 0% per year. Any interest credited in excess of the minimum guaranteed rate is not guaranteed.


LOAN REPAYMENT; EFFECT IF NOT REPAID. You may repay all or part of your loan at any time while the Insured is living and the Policy is in force. Loan repayments must be sent to the Home Office and will be credited as of the date received. A loan repayment must be clearly marked as "loan repayment" or it will be credited as a premium unless the premium would cause the Policy to fail to meet the federal tax definition of a life insurance contract in accordance with the Internal Revenue Code. When a loan repayment is made, Account Value in the Loan Account in an amount equivalent to the repayment is transferred from the Loan Account to the Investment Accounts and the Fixed Account. Thus, a loan repayment will have no immediate effect on the Account Value, but the Net Cash Value will be increased immediately by the amount of the loan repayment. Loan repayment amounts will be transferred to the Investment Accounts and the Fixed Account according to the premium allocation instructions in effect at that time.


If the Death Benefit becomes payable while a loan is outstanding, any outstanding loans and loan interest will be deducted in calculating the Death Benefit Proceeds. See "Amount of Death Benefit Proceeds."

If the Monthly Deduction exceeds the Net Cash Value on any Monthiversary, the Policy will be in default. You will be sent notice of the default. You will have a grace period within which you may submit a sufficient payment to avoid termination of coverage under the Policy. The notice will specify the amount that must be repaid to prevent termination. See "Premium Payments to Prevent Lapse."


EFFECT OF POLICY LOAN. A loan, whether or not repaid, will have a permanent effect on the Death Benefit and Policy values because the investment results of the Investment Accounts of the Separate Account and current interest rates credited on Account Value in the Fixed Account will apply only to the non-loaned portion of the Account Value. The longer the loan is outstanding, the greater the effect is likely to be. Depending on the investment results of the Investment Accounts while the loan is outstanding, the effect could be favorable or unfavorable. Policy loans may increase the potential for lapse if investment results of the Investment Accounts are less than anticipated. Also, loans could, particularly if not repaid, make it more likely than otherwise for a Policy to terminate. Loans may be currently taxable and subject to a 10% penalty tax. See "Tax Considerations," for a discussion of the tax treatment of Policy loans, and the adverse tax consequences if a Policy lapses with loans outstanding.


SURRENDERING THE POLICY FOR NET CASH VALUE

You may surrender your Policy at any time for its Net Cash Value by submitting Proper Notice to us. AUL may require return of the Policy. A surrender charge may apply. See "Surrender Charge." A surrender request will be processed as of the date your written request and all required documents are received. Payment will generally be made within seven calendar days. See "When Proceeds are Paid." The Net Cash Value may be taken in one lump sum or it may be applied to a payment option. See "Settlement Options." The Policy will terminate and cease to be in force if it is surrendered for one lump sum or applied to a settlement option. It cannot later be reinstated. Surrenders may have adverse tax consequences. See "Tax Considerations."

PARTIAL SURRENDERS

You may make Partial Surrenders under your Policy of at least $500 at any time after the end of the "right to examine" period by submitting Proper Notice to us. A Partial Surrender exceeding, in any Policy Year, 12% of the total first year premium not previously withdrawn may be subject to a surrender charge. See "Surrender Charge." As of the date AUL receives a written request for a Partial Surrender, the Account Value and, therefore, the Cash Value will be reduced by the Partial Surrender.


When you request a Partial Surrender, you can direct how the Partial Surrender will be deducted from the Investment Accounts and/or the Fixed Account. If you provide no directions, the Partial Surrender will be deducted from your Account Value in the Investment Accounts and/or the Fixed Account on a prorata basis. Partial Surrenders may have adverse tax consequences. See "Tax Considerations."


AUL will reduce the Face Amount in proportion to the reduction in the Account Value resulting from the Partial Surrender. AUL will reject a Partial Surrender request if the Partial Surrender would reduce the Account Value below the minimum Account Value on the Policy Data Page, or if the Partial Surrender would cause the Policy to fail to qualify as a life insurance contract under applicable tax laws, as interpreted by AUL.

Partial Surrender requests will be processed as of the date your written request is received, and generally will be paid within seven calendar days. See "When Proceeds Are Paid."

SETTLEMENT OPTIONS

At the time of surrender or death, the Policy offers various options of receiving proceeds payable under the Policy. These settlement options are summarized below. All of these options are forms of fixed-benefit annuities which do not vary with the investment performance of a separate account. Any representative authorized to sell this Policy can further explain these options upon request.

You may apply proceeds of $2,000 or more which are payable under this Policy to any of the following options:

         OPTION 1 - INCOME FOR A FIXED PERIOD. Proceeds are payable in equal monthly installments for a specified number of years, not to exceed 20.

         OPTION 2 - LIFE ANNUITY. Proceeds are paid in equal monthly installments for as long as the payee lives. A number of payments can be guaranteed, such as 120, or the number of payments required to refund the proceeds applied.

         OPTION 3 - SURVIVORSHIP ANNUITY. Proceeds are paid in monthly installments for as long as either the first payee or surviving payee lives. A number of payments equal to the initial payment can be guaranteed, such as 120. A different monthly installment payable to the surviving payee can be specified. Any other method or frequency of payment we agree to may be used to pay the proceeds of this Policy.

Policy proceeds payable in one sum will accumulate at interest from the date of death or surrender to the payment date at the rate of interest then paid by us or at the rate specified by statute, whichever is greater. Based on the settlement option selected, we will determine the amount payable. The minimum interest rate used in computing payments under all options will be 3% per year.

You may select or change an option by giving Proper Notice prior to the settlement date. If no option is in effect on the settlement date, the payee may select an option. If this Policy is assigned or if the payee is a corporation, association, partnership, trustee or estate, a settlement option will be available only with our consent.

If a payee dies while a settlement option is in effect, and there is no surviving payee, we will pay a single sum to such payee's estate. The final payment will be the commuted value of any remaining guaranteed payments.

Settlement option payments will be exempt from the claims of creditors to the maximum extent permitted by law.

MINIMUM AMOUNTS. AUL reserves the right to pay the total amount of the Policy in one lump sum, if less than $2,000. If monthly payments are less than $100, payments may be made less frequently at AUL's option.

The proceeds of this Policy may be paid in any other method or frequency of payment acceptable to us.

SPECIALIZED USES OF THE POLICY

Because the Policy provides for an accumulation of Cash Value as well as a Death Benefit, the Policy can be used for various individual and business financial planning purposes. Purchasing the Policy in part for such purposes entails certain risks. For example, if the investment performance of Investment Accounts to which Variable Account value is allocated is poorer than expected or if sufficient premiums are not paid, the Policy may lapse or may not accumulate sufficient Variable Account value to fund the purpose for which the Policy was purchased. Partial Surrenders and Policy loans may significantly affect current and future Account Value, Net Cash Value, or Death Benefit Proceeds. Depending upon Investment Account investment performance and the amount of a Policy loan, the loan may cause a Policy to lapse. Because the Policy is designed to provide benefits on a long-term basis, before purchasing a Policy for a specialized purpose a purchaser should consider whether the long-term nature of the Policy is consistent with the purpose for which it is being considered. Using a Policy for a specialized purpose may have tax consequences. See "Tax Considerations."

LIFE INSURANCE RETIREMENT PLANS

Any Owners or applicants who wish to consider using the Policy as a funding vehicle for (non-qualified) retirement purposes may obtain additional information from us. An Owner could pay premiums under a Policy for a number of years, and upon retirement, could utilize a Policy's loan and partial withdrawal features to access Account Value as a source of retirement income for a period of time. This use of a Policy does not alter an Owner's rights or our obligations under a Policy; the Policy would remain a life insurance contract that, so long as it remains in force, provides for a Death Benefit payable when the Insured dies.

Illustrations are available upon request that portray how the Policy can be used as a funding vehicle for (non-qualified) retirement plans, referred to herein as "life insurance retirement plans," for individuals. Illustrations provided upon request show the effect on Account Value, Cash Value, and the net Death Benefit of premiums paid under a Policy and partial withdrawals and loans taken for retirement income; or reflecting allocation of premiums to specified Investment Accounts. This information will be portrayed at hypothetical rates of return that are requested. Charts and graphs presenting the results of the illustrations or a comparison of retirement strategies will also be furnished upon request. Any graphic presentations and retirement strategy charts must be accompanied by a corresponding illustration; illustrations must always include or be accompanied by comparable information that is based on guaranteed cost of insurance rates and that presents a hypothetical gross rate of return of 0%. Retirement illustrations will not be furnished with a hypothetical gross rate of return in excess of 12%.

The hypothetical rates of return in illustrations are illustrative only and should not be interpreted as a representation of past or future investment results. Policy values and benefits shown in the illustrations would be different if the gross annual investment rates of return were different from the hypothetical rates portrayed, if premiums were not paid when due, and whether loan interest was paid when due. Withdrawals or loans may have an adverse effect on Policy benefits.

RISKS OF LIFE INSURANCE RETIREMENT PLANS

Using your Policy as a funding vehicle for retirement income purposes presents several risks, including the risk that if your Policy is insufficiently funded in relation to the income stream expected from your Policy, your Policy can lapse prematurely and result in significant income tax liability to you in the year in which the lapse occurs. Other risks associated with borrowing from your Policy also apply. Loans will be automatically repaid from the gross Death Benefit at the death of the Insured, resulting in the estimated payment to the beneficiary of the net Death Benefit, which will be less than the gross Death Benefit and may be less than the Face Amount. Upon surrender, the loan will be automatically repaid, resulting in the payment to you of the Net Cash Value. Similarly, upon lapse, the loan will be automatically repaid. The automatic repayment of the loan upon lapse or surrender will cause the recognition of taxable income to the extent that Net Cash Value plus the amount of the repaid loan exceeds your basis in the Policy. Thus, under certain circumstances, surrender or lapse of your Policy could result in tax liability to you. In addition, to reinstate a lapsed Policy, you would be required to make certain payments. Thus, you should be careful to design a life insurance retirement plan so that your Policy will not lapse prematurely under various market scenarios as a result of withdrawals and loans taken from your Policy.

To avoid lapse of your Policy, it is important to design a payment stream that does not leave your Policy with insufficient Net Cash Value. Determinations as to the amount to withdraw or borrow each year warrant careful consideration.

Careful consideration should also be given to any assumptions respecting the hypothetical rate of return, to the duration of withdrawals and loans, and to the amount of Account Value that should remain in your Policy upon its maturity. Poor investment performance can contribute to the risk that your Policy may lapse. In addition, the cost of insurance generally increases with the age of the Insured, which can further erode existing Net Cash Value and contribute to the risk of lapse.

Further, interest on a Policy loan is due to us for any Policy Year on the Policy Anniversary. If this interest is not paid when due, it is added to the amount of the outstanding loans and loan interest, and interest will begin accruing thereon from that date. This can have a compounding effect, and to the extent that the outstanding loan balance exceeds your basis in the Policy, the amounts attributable to interest due on the loans can add to your federal (and possibly state) income tax liability.

You should consult with your financial and tax advisers in designing a life insurance retirement plan that is suitable for your particular needs. Further, you should continue to monitor the Net Cash Value remaining in a Policy to assure that the Policy is sufficiently funded to continue to support the desired income stream and so that it will not lapse. In this regard, you should consult your periodic statements to determine the amount of their remaining Net Cash Value. Illustrations showing the effect of charges under the Policy upon existing Account Value or the effect of future withdrawals or loans upon the Policy's Account Value and Death Benefit are available from your representative. Consideration should be given periodically to whether the Policy is sufficiently funded so that it will not lapse prematurely.

Because of the potential risks associated with borrowing from a Policy, use of the Policy in connection with a life insurance retirement plan may not be suitable for all Owners. These risks should be carefully considered before borrowing from the Policy to provide an income stream.

          ILLUSTRATIONS OF ACCOUNT VALUES, CASH VALUES, DEATH BENEFITS
                        AND ACCUMULATED PREMIUM PAYMENTS


The following tables have been prepared to illustrate hypothetically how certain values under a Policy change with investment performance over an extended period of time. The tables illustrate how Account Values, Cash Values and Death Benefits under a Policy covering an Insured of a given age on the Policy Date would vary over time if the return on the assets in each of the Funds were an assumed uniform gross annual rate of 0%, 6% and 12%. The values would be different from those shown if the returns averaged 0%, 6% or 12% but fluctuated over and under those averages throughout the years shown. The hypothetical investment rates of return are illustrative only and should not be deemed a representation of past or future investment rates of return. The tables may be deemed to be "forward looking statements," and are based on certain assumptions. Actual performance under the Policy may differ materially from performance described in the tables. Actual rates of return for a particular Policy may be more or less than the hypothetical investment rates of return and will depend on a number of factors, including the investment allocations made by an Owner. These illustrations assume that premiums are allocated equally among the Investment Accounts available under the Policy, and that no amounts are allocated to the Fixed Account. These illustrations also assume that no Policy loans have been made.

The illustrations reflect the fact that the net investment return on the assets held in the Investment Accounts is lower than the gross return of the selected Portfolios. The tables assume an average annual expense ratio of approximately 0.75% of the average daily net assets of the Portfolios available under the Policies. This average annual expense ratio is based on the expense ratios of each of the Portfolios for the last fiscal year, adjusted, as appropriate, for any material changes in expenses effective for the current fiscal year of a Portfolio. Effective May 1, 1999, the American Century VP Capital Appreciation Portfolio is no longer available for new contracts; therefore, the Portfolio's expenses are not included in the above average. For information on the Portfolios' expenses, see the prospectuses for the Funds and Portfolios.


The illustrations also reflect the deduction of the Monthly Deduction. AUL has the contractual right to charge the guaranteed maximum charges. The current charges and, alternatively, the guaranteed charges are reflected in separate illustrations that follow. All the illustrations reflect the fact that no tax charges other than the premium tax charge and federal tax charge are currently made against the Separate Account and assume no outstanding loans and loan interest or charges for rider benefits.

The illustrations are based on AUL's sex distinct rates. Upon request, an Owner will be furnished with a comparable illustration based upon the proposed 0nsured's individual circumstances. Such illustrations may assume different hypothetical rates of return than those illustrated in the following tables, and also may reflect allocation of premiums to specified Investment Accounts. Such illustrations will reflect the expenses of the Portfolios in which such Investment Accounts invest. We may make a reasonable charge to provide such illustrations.

                    American United Life Insurance Company(R)
                 Modified Single Premium Variable Life Insurance

                               SINGLE LIFE OPTION

                            $100,000 INITIAL PREMIUM

                                ISSUE AGE 50 MALE

                            INITIAL FACE AMOUNT $357,859

           ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0%

   (APPROXIMATE NET OF -1.64% DURING FIRST 10 POLICY YEARS, -1.54% THEREAFTER)

End of            Premiums                           CURRENT CHARGES*           GUARANTEED CHARGES**
Contract Year     Accumulated at
                  5% Interest Per   Account        Cash     Death          Account     Cash       Death
                  Year               Value         Value    Benefit        Value       Value     Benefits
-------------- ---------------- -------------   ---------- ---------    ----------     ------    ---------
    1              105,000          96,943        88,143   357,859        95,786       86,986     357,859
    2              110,250          93,980        86,060   357,859        91,482       83,562     357,859
    3              115,763          91,107        84,067   357,859        87,063       80,023     357,859
    4              121,551          88,322        82,162   357,859        82,501       76,341     357,859
    5              127,628          85,623        80,343   357,859        77,766       72,486     357,859
    6              134,010          83,005        78,605   357,859        72,835       68,435     357,859
    7              140,710          80,468        76,948   357,859        67,683       64,163     357,859
    8              147,746          78,008        75,368   357,859        62,285       59,645     357,859
    9              155,133          75,624        73,864   357,859        56,612       54,852     357,859
   10              162,889          73,312        72,432   357,859        50,624       49,744     357,859
   11              171,034          71,428        71,428   357,859        44,503       44,503     357,859
   12              179,586          69,592        69,592   357,859        37,908       37,908     357,859
   13              188,565          67,803        67,803   357,859        30,755       30,755     357,859
   14              197,993          66,060        66,060   357,859        22,949       22,949     357,859
   15              207,893          64,361        64,361   357,859        14,386       14,386     357,859
   16              218,287          62,707        62,707   357,859         4,966        4,966     357,859
   17              229,202          61,095        61,095   357,859             0            0           0
   18              240,662          59,524        59,524   357,859             0            0           0
   19              252,695          57,994        57,994   357,859             0            0           0
   20              265,330          56,503        56,503   357,859             0            0           0
   21              278,596          55,051        55,051   357,859             0            0           0
   22              292,526          53,636        53,636   357,859             0            0           0
   23              307,152          52,257        52,257   357,859             0            0           0
   24              322,510          50,914        50,914   357,859             0            0           0
   25              338,635          49,605        49,605   357,859             0            0           0
   26              355,567          48,330        48,330   357,859             0            0           0
   27              373,346          47,087        47,087   357,859             0            0           0
   28              392,013          45,877        45,877   357,859             0            0           0
   29              411,614          44,698        44,698   357,859             0            0           0
   30              432,194          43,549        43,549   357,859             0            0           0


*These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.

**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR
FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE INVESTMENT ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                    American United Life Insurance Company(R)
                 Modified Single Premium Variable Life Insurance

                               SINGLE LIFE OPTION

                            $100,000 INITIAL PREMIUM

                                ISSUE AGE 50 MALE

                            INITIAL FACE AMOUNT $357,859

           ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6%

    (APPROXIMATE NET OF 4.31% DURING FIRST 10 POLICY YEARS, 4.41% THEREAFTER)

End of            Premiums                           CURRENT CHARGES*           GUARANTEED CHARGES**
Contract Year     Accumulated at
                  5% Interest Per   Account        Cash     Death          Account     Cash       Death
                  Year               Value         Value    Benefit        Value       Value     Benefits
-------------- ---------------- -------------   ---------- ---------    ----------     ------    ---------

    1              105,000         102,808        94,008   357,859       101,651       92,851     357,859
    2              110,250         105,695        97,775   357,859       103,207       95,287     357,859
    3              115,763         108,663       101,623   357,859       104,648       97,608     357,859
    4              121,551         111,714       105,554   357,859       105,945       99,785     357,859
    5              127,628         114,851       109,571   357,859       107,075      101,795     357,859
    6              134,010         118,076       113,676   357,859       108,013      103,613     357,859
    7              140,710         121,392       117,872   357,859       108,736      105,216     357,859
    8              147,746         124,800       122,160   357,859       109,222      106,582     357,859
    9              155,133         128,305       126,545   357,859       109,442      107,682     357,859
   10              162,889         131,907       131,027   357,859       109,358      108,478     357,859
   11              171,034         136,291       136,291   357,859       109,479      109,479     357,859
   12              179,586         140,820       140,820   357,859       109,210      109,210     357,859
   13              188,565         145,499       145,499   357,859       108,474      108,474     357,859
   14              197,993         150,334       150,334   357,859       107,188      107,188     357,859
   15              207,893         155,329       155,329   357,859       105,255      105,255     357,859
   16              218,287         160,491       160,491   357,859       102,583      102,583     357,859
   17              229,202         165,824       165,824   357,859        99,063       99,063     357,859
   18              240,662         171,334       171,334   357,859        94,579       94,579     357,859
   19              252,695         177,028       177,028   357,859        88,980       88,980     357,859
   20              265,330         182,910       182,910   357,859        82,062       82,062     357,859
   21              278,596         188,988       188,988   357,859        73,559       73,559     357,859
   22              292,526         195,268       195,268   357,859        63,125       63,125     357,859
   23              307,152         201,757       201,757   357,859        50,317       50,317     357,859
   24              322,510         208,461       208,461   357,859        34,589       34,589     357,859
   25              338,635         215,388       215,388   357,859        15,305       15,305     357,859
   26              355,567         222,546       222,546   357,859             0            0           0
   27              373,346         229,941       229,941   357,859             0            0           0
   28              392,013         237,582       237,582   357,859             0            0           0
   29              411,614         245,476       245,476   357,859             0            0           0
   30              432,194         253,634       253,634   357,859             0            0           0



*These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.

**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR
FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE INVESTMENT ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                    American United Life Insurance Company(R)
                 Modified Single Premium Variable Life Insurance

                               SINGLE LIFE OPTION

                            $100,000 INITIAL PREMIUM

                                ISSUE AGE 50 MALE

                            INITIAL FACE AMOUNT $357,859

           ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12%

   (APPROXIMATE NET OF 10.26% DURING FIRST 10 POLICY YEARS, 10.37% THEREAFTER)



End of            Premiums                           CURRENT CHARGES*           GUARANTEED CHARGES**
Contract Year     Accumulated at
                  5% Interest Per   Account        Cash     Death          Account     Cash       Death
                  Year               Value         Value    Benefit        Value       Value     Benefits
-------------- ---------------- -------------   ---------- ---------    ----------     ------    ---------


    1              105,000         108,674        99,874   357,859       107,517       98,717     357,859
    2              110,250         118,100       110,180   357,859       115,635      107,715     357,859
    3              115,763         128,344       121,304   357,859       124,406      117,366     357,859
    4              121,551         139,476       133,316   357,859       133,888      127,728     357,859
    5              127,628         151,574       146,294   357,859       144,152      138,872     357,859
    6              134,010         164,721       160,321   357,859       155,284      150,884     357,859
    7              140,710         179,009       175,489   357,859       167,385      163,865     357,859
    8              147,746         194,536       191,896   357,859       180,573      177,933     357,859
    9              155,133         211,409       209,649   357,859       194,983      193,223     357,859
   10              162,889         229,746       228,866   357,859       210,767      209,887     357,859
   11              171,034         250,924       250,924   357,859       229,253      229,253     357,859
   12              179,586         274,100       274,100   357,859       249,723      249,723     357,859
   13              188,565         299,698       299,698   377,620       272,461      272,461     357,859
   14              197,993         327,738       327,738   406,395       297,777      297,777     369,243
   15              207,893         358,390       358,390   437,236       325,626      325,626     397,264
   16              218,287         391,917       391,917   470,300       356,088      356,088     427,306
   17              229,202         428,493       428,493   509,907       389,321      389,321     463,292
   18              240,662         468,398       468,398   552,709       425,577      425,577     502,181
   19              252,695         511,936       511,936   598,965       465,136      465,136     544,209
   20              265,330         559,437       559,437   648,947       508,294      508,294     589,621
   21              278,596         611,256       611,256   702,944       555,376      555,376     638,682
   22              292,526         668,081       668,081   754,931       607,006      607,006     685,917
   23              307,152         730,487       730,487   810,840       663,706      663,706     736,714
   24              322,510         799,153       799,153   871,077       726,096      726,096     791,444
   25              338,635         874,901       874,901   936,144       794,919      794,919     850,563
   26              355,567         958,718       958,718   1,006,654     871,073      871,073     914,627
   27              373,346       1,050,243     1,050,243   1,102,756     954,232      954,232   1,001,943
   28              392,013       1,150,142     1,150,142   1,207,649   1,044,998    1,044,998   1,097,248
   29              411,614       1,259,128     1,259,128   1,322,085   1,144,021    1,144,021   1,201,222
   30              432,194       1,377,955     1,377,955   1,446,853   1,251,984    1,251,984   1,314,584


*These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.

**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR
FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE INVESTMENT ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                    American United Life Insurance Company(R)
                 Modified Single Premium Variable Life Insurance

                               SINGLE LIFE OPTION

                            $100,000 INITIAL PREMIUM

                                ISSUE AGE 60 MALE

                            INITIAL FACE AMOUNT $244,010

           ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0%

   (APPROXIMATE NET OF -1.64% DURING FIRST 10 POLICY YEARS, -1.54% THEREAFTER)


End of            Premiums                           CURRENT CHARGES*           GUARANTEED CHARGES**
Contract Year     Accumulated at
                  5% Interest Per   Account        Cash     Death          Account     Cash       Death
                  Year               Value         Value    Benefit        Value       Value     Benefits
-------------- ---------------- -------------   ---------- ---------    ----------     ------    ---------


    1              105,000          96,943        88,143   244,010        95,160       86,360     244,010
    2              110,250          93,980        86,060   244,010        90,123       82,203     244,010
    3              115,763          91,107        84,067   244,010        84,845       77,805     244,010
    4              121,551          88,322        82,162   244,010        79,274       73,114     244,010
    5              127,628          85,623        80,343   244,010        73,353       68,073     244,010
    6              134,010          83,005        78,605   244,010        67,028       62,628     244,010
    7              140,710          80,468        76,948   244,010        60,240       56,720     244,010
    8              147,746          78,008        75,368   244,010        52,924       50,284     244,010
    9              155,133          75,624        73,864   244,010        44,999       43,239     244,010
   10              162,889          73,312        72,432   244,010        36,352       35,472     244,010
   11              171,034          71,428        71,428   244,010        26,994       26,994     244,010
   12              179,586          69,592        69,592   244,010        16,525       16,525     244,010
   13              188,565          67,803        67,803   244,010         4,690        4,690     244,010
   14              197,993          66,060        66,060   244,010             0            0           0
   15              207,893          64,361        64,361   244,010             0            0           0
   16              218,287          62,707        62,707   244,010             0            0           0
   17              229,202          61,095        61,095   244,010             0            0           0
   18              240,662          59,524        59,524   244,010             0            0           0
   19              252,695          57,994        57,994   244,010             0            0           0
   20              265,330          56,503        56,503   244,010             0            0           0
   21              278,596          55,051        55,051   244,010             0            0           0
   22              292,526          53,636        53,636   244,010             0            0           0
   23              307,152          52,257        52,257   244,010             0            0           0
   24              322,510          50,914        50,914   244,010             0            0           0
   25              338,635          49,605        49,605   244,010             0            0           0
   26              355,567          48,330        48,330   244,010             0            0           0
   27              373,346          47,087        47,087   244,010             0            0           0
   28              392,013          45,877        45,877   244,010             0            0           0
   29              411,614          44,698        44,698   244,010             0            0           0
   30              432,194          43,549        43,549   244,010             0            0           0


*These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.

**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR
FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE INVESTMENT ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                    American United Life Insurance Company(R)
                 Modified Single Premium Variable Life Insurance

                               SINGLE LIFE OPTION

                            $100,0000 INITIAL PREMIUM

                                ISSUE AGE 60 MALE

                            INITIAL FACE AMOUNT $244,010

           ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6%

    (APPROXIMATE NET OF 4.31% DURING FIRST 10 POLICY YEARS, 4.41% THEREAFTER)



End of            Premiums                           CURRENT CHARGES*           GUARANTEED CHARGES**
Contract Year     Accumulated at
                  5% Interest Per   Account        Cash     Death          Account     Cash       Death
                  Year               Value         Value    Benefit        Value       Value     Benefits
-------------- ---------------- -------------   ---------- ---------    ----------     ------    ---------


    1              105,000         102,808        94,008   244,010       101,031       92,231     244,010
    2              110,250         105,695        97,775   244,010       101,888       93,968     244,010
    3              115,763         108,663       101,623   244,010       102,536       95,496     244,010
    4              121,551         111,714       105,554   244,010       102,935       96,775     244,010
    5              127,628         114,851       109,571   244,010       103,042       97,762     244,010
    6              134,010         118,076       113,676   244,010       102,815       98,415     244,010
    7              140,710         121,392       117,872   244,010       102,209       98,689     244,010
    8              147,746         124,800       122,160   244,010       101,174       98,534     244,010
    9              155,133         128,305       126,545   244,010        99,645       97,885     244,010
   10              162,889         131,907       131,027   244,010        97,534       96,654     244,010
   11              171,034         136,291       136,291   244,010        95,222       95,222     244,010
   12              179,586         140,820       140,820   244,010        92,084       92,084     244,010
   13              188,565         145,499       145,499   244,010        87,925       87,925     244,010
   14              197,993         150,334       150,334   244,010        82,510       82,510     244,010
   15              207,893         155,329       155,329   244,010        75,568       75,568     244,010
   16              218,287         160,491       160,491   244,010        66,786       66,786     244,010
   17              229,202         165,824       165,824   244,010        55,784       55,784     244,010
   18              240,662         171,334       171,334   244,010        42,104       42,104     244,010
   19              252,695         177,028       177,028   244,010        25,153       25,153     244,010
   20              265,330         182,910       182,910   244,010         4,119        4,119     244,010
   21              278,596         188,988       188,988   244,010             0            0           0
   22              292,526         195,268       195,268   244,010             0            0           0
   23              307,152         201,757       201,757   244,010             0            0           0
   24              322,510         208,461       208,461   244,010             0            0           0
   25              338,635         215,388       215,388   244,010             0            0           0
   26              355,567         222,546       222,546   244,010             0            0           0
   27              373,346         229,941       229,941   244,010             0            0           0
   28              392,013         237,582       237,582   249,461             0            0           0
   29              411,614         245,476       245,476   257,750             0            0           0
   30              432,194         253,634       253,634   266,315             0            0           0


*These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.

**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR
FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE INVESTMENT ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                    American United Life Insurance Company(R)
                 Modified Single Premium Variable Life Insurance

                               SINGLE LIFE OPTION

                            $100,000 INITIAL PREMIUM

                                ISSUE AGE 60 MALE

                            INITIAL FACE AMOUNT $244,010

           ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12%

   (APPROXIMATE NET OF 10.26% DURING FIRST 10 POLICY YEARS, 10.37% THEREAFTER)


End of            Premiums                           CURRENT CHARGES*           GUARANTEED CHARGES**
Contract Year     Accumulated at
                  5% Interest Per   Account        Cash     Death          Account     Cash       Death
                  Year               Value         Value    Benefit        Value       Value     Benefits
-------------- ---------------- -------------   ---------- ---------    ----------     ------    ---------


    1              105,000         108,674        99,874   244,010       106,905       98,105     244,010
    2              110,250         118,100       110,180   244,010       114,366      106,446     244,010
    3              115,763         128,344       121,304   244,010       122,445      115,405     244,010
    4              121,551         139,476       133,316   244,010       131,216      125,056     244,010
    5              127,628         151,574       146,294   244,010       140,774      135,494     244,010
    6              134,010         164,721       160,321   244,010       151,242      146,842     244,010
    7              140,710         179,009       175,489   244,010       162,767      159,247     244,010
    8              147,746         194,536       191,896   244,010       175,534      172,894     244,010
    9              155,133         211,444       209,684   247,389       189,761      188,001     244,010
   10              162,889         229,912       229,032   266,698       205,715      204,835     244,010
   11              171,034         251,208       251,208   288,890       224,696      224,696     258,400
   12              179,586         274,562       274,562   310,255       245,584      245,584     277,510
   13              188,565         300,209       300,209   333,232       268,524      268,524     298,062
   14              197,993         328,429       328,429   357,987       293,766      293,766     320,205
   15              207,893         359,559       359,559   384,728       321,611      321,611     344,123
   16              218,287         394,005       394,005   413,705       352,421      352,421     370,042
   17              229,202         431,619       431,619   453,200       386,066      386,066     405,369
   18              240,662         472,675       472,675   496,309       422,788      422,788     443,928
   19              252,695         517,465       517,465   543,338       462,851      462,851     485,994
   20              265,330         566,299       566,299   594,614       506,532      506,532     531,858
   21              278,596         619,502       619,502   650,477       554,119      554,119     581,825
   22              292,526         677,408       677,408   711,279       605,914      605,914     636,210
   23              307,152         740,365       740,365   777,383       662,226      662,226     695,337
   24              322,510         808,733       808,733   849,170       723,379      723,379     759,548
   25              338,635         883,280       883,280   927,444       789,719      789,719     829,205
   26              355,567         964,697       964,697 1,012,932       861,616      861,616     904,697
   27              373,346       1,053,620     1,053,620 1,106,301       939,470      939,470     986,443
   28              392,013       1,150,739     1,150,739 1,208,276     1,023,700    1,023,700   1,074,885
   29              411,614       1,256,810     1,256,810 1,319,651     1,114,753    1,114,753   1,170,490
   30              432,194       1,372,658     1,372,658 1,441,291     1,213,088    1,213,088   1,273,742



*These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.

**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR
FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE INVESTMENT ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                    American United Life Insurance Company(R)
                 Modified Single Premium Variable Life Insurance

                                  LAST SURVIVOR

                            $100,000 INITIAL PREMIUM

                         ISSUE AGE: 60 MALE \ 60 FEMALE

                            INITIAL FACE AMOUNT $381,680

           ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0%

   (APPROXIMATE NET OF -1.64% DURING FIRST 10 POLICY YEARS, -1.54% THEREAFTER)


End of            Premiums                           CURRENT CHARGES*           GUARANTEED CHARGES**
Contract Year     Accumulated at
                  5% Interest Per   Account        Cash     Death          Account     Cash       Death
                  Year               Value         Value    Benefit        Value       Value     Benefits
-------------- ---------------- -------------   ---------- ---------    ----------     ------    ---------

    1              105,000          97,531        88,731   379,162        97,531       88,731     379,162
    2              110,250          95,016        87,096   379,162        95,016       87,096     379,162
    3              115,763          92,435        85,395   379,162        92,431       85,391     379,162
    4              121,551          89,924        83,764   379,162        89,742       83,582     379,162
    5              127,628          87,481        82,201   379,162        86,912       81,632     379,162
    6              134,010          85,105        80,705   379,162        83,898       79,498     379,162
    7              140,710          82,793        79,273   379,162        80,652       77,132     379,162
    8              147,746          80,544        77,904   379,162        77,128       74,488     379,162
    9              155,133          78,356        76,596   379,162        73,271       71,511     379,162
   10              162,889          76,228        75,348   379,162        69,010       68,130     379,162
   11              171,034          74,529        74,529   379,162        64,582       64,582     379,162
   12              179,586          72,868        72,868   379,162        59,502       59,502     379,162
   13              188,565          71,243        71,243   379,162        53,596       53,596     379,162
   14              197,993          69,656        69,656   379,162        46,651       46,651     379,162
   15              207,893          68,103        68,103   379,162        38,422       38,422     379,162
   16              218,287          66,585        66,585   379,162        28,632       28,632     379,162
   17              229,202          65,101        65,101   379,162        16,973       16,973     379,162
   18              240,662          63,650        63,650   379,162         3,092        3,092     379,162
   19              252,695          62,232        62,232   379,162             0            0           0
   20              265,330          60,845        60,845   379,162             0            0           0
   21              278,596          59,488        59,488   379,162             0            0           0
   22              292,526          58,163        58,163   379,162             0            0           0
   23              307,152          56,866        56,866   379,162             0            0           0
   24              322,510          55,599        55,599   379,162             0            0           0
   25              338,635          54,360        54,360   379,162             0            0           0
   26              355,567          53,148        53,148   379,162             0            0           0
   27              373,346          51,963        51,963   379,162             0            0           0
   28              392,013          50,805        50,805   379,162             0            0           0
   29              411,614          49,673        49,673   379,162             0            0           0
   30              432,194          48,566        48,566   379,162             0            0           0


*These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.

**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR
FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE INVESTMENT ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                    American United Life Insurance Company(R)
                 Modified Single Premium Variable Life Insurance

                                  LAST SURVIVOR

                            $100,000 INITIAL PREMIUM

                         ISSUE AGE: 60 MALE \ 60 FEMALE

                            INITIAL FACE AMOUNT $381,680

           ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6%

    (APPROXIMATE NET OF 4.31% DURING FIRST 10 POLICY YEARS, 4.41% THEREAFTER)



End of            Premiums                           CURRENT CHARGES*           GUARANTEED CHARGES**
Contract Year     Accumulated at
                  5% Interest Per   Account        Cash     Death          Account     Cash       Death
                  Year               Value         Value    Benefit        Value       Value     Benefits
-------------- ---------------- -------------   ---------- ---------    ----------     ------    ---------


    1              105,000         103,433        94,633   379,162       103,433       94,633     379,162
    2              110,250         106,881        98,961   379,162       106,881       98,961     379,162
    3              115,763         110,323       103,283   379,162       110,323      103,283     379,162
    4              121,551         113,819       107,659   379,162       113,732      107,572     379,162
    5              127,628         117,425       112,145   379,162       117,075      111,795     379,162
    6              134,010         121,146       116,746   379,162       120,317      115,917     379,162
    7              140,710         124,985       121,465   379,162       123,418      119,898     379,162
    8              147,746         128,946       126,306   379,162       126,339      123,699     379,162
    9              155,133         133,032       131,272   379,162       129,036      127,276     379,162
   10              162,889         137,248       136,368   379,162       131,452      130,572     379,162
   11              171,034         142,306       142,306   379,162       134,188      134,188     379,162
   12              179,586         147,551       147,551   379,162       136,510      136,510     379,162
   13              188,565         152,989       152,989   379,162       138,288      138,288     379,162
   14              197,993         158,627       158,627   379,162       139,360      139,360     379,162
   15              207,893         164,473       164,473   379,162       139,545      139,545     379,162
   16              218,287         170,535       170,535   379,162       138,638      138,638     379,162
   17              229,202         176,820       176,820   379,162       136,408      136,408     379,162
   18              240,662         183,336       183,336   379,162       132,593      132,593     379,162
   19              252,695         190,093       190,093   379,162       126,863      126,863     379,162
   20              265,330         197,099       197,099   379,162       118,783      118,783     379,162
   21              278,596         204,363       204,363   379,162       107,754      107,754     379,162
   22              292,526         211,895       211,895   379,162        92,955       92,955     379,162
   23              307,152         219,705       219,705   379,162        73,262       73,262     379,162
   24              322,510         227,802       227,802   379,162        47,173       47,173     379,162
   25              338,635         236,197       236,197   379,162        12,708       12,708     379,162
   26              355,567         244,902       244,902   379,162             0            0           0
   27              373,346         253,928       253,928   379,162             0            0           0
   28              392,013         263,287       263,287   379,162             0            0           0
   29              411,614         272,990       272,990   379,162             0            0           0
   30              432,194         283,051       283,051   379,162             0            0           0



*These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.

**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR
FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE INVESTMENT ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                    American United Life Insurance Company(R)
                 Modified Single Premium Variable Life Insurance

                              LAST SURVIVOR OPTION

                            $100,000 INITIAL PREMIUM

                         ISSUE AGE: 60 MALE \ 60 FEMALE

                            INITIAL FACE AMOUNT $381,680


           ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12%

   (APPROXIMATE NET OF 10.26% DURING FIRST 10 POLICY YEARS, 10.37 THEREAFTER)


End of            Premiums                           CURRENT CHARGES*           GUARANTEED CHARGES**
Contract Year     Accumulated at
                  5% Interest Per   Account        Cash     Death          Account     Cash       Death
                  Year               Value         Value    Benefit        Value       Value     Benefits
-------------- ---------------- -------------   ---------- ---------    ----------     ------    ---------

    1              105,000         109,336       100,536   379,162       109,336      100,536     379,162
    2              110,250         119,445       111,525   379,162       119,445      111,525     379,162
    3              115,763         130,384       123,344   379,162       130,384      123,344     379,162
    4              121,551         142,216       136,056   379,162       142,216      136,056     379,162
    5              127,628         155,094       149,814   379,162       155,006      149,726     379,162
    6              134,010         169,138       164,738   379,162       168,834      164,434     379,162
    7              140,710         184,454       180,934   379,162       183,792      180,272     379,162
    8              147,746         201,156       198,516   379,162       199,992      197,352     379,162
    9              155,133         219,371       217,611   379,162       217,567      215,807     379,162
   10              162,889         239,236       238,356   379,162       236,671      235,791     379,162
   11              171,034         262,205       262,205   379,162       258,780      258,780     379,162
   12              179,586         287,379       287,379   379,162       283,075      283,075     379,162
   13              188,565         314,969       314,969   379,162       309,873      309,873     379,162
   14              197,993         345,338       345,338   379,162       339,585      339,585     379,162
   15              207,893         379,024       379,024   405,556       372,648      372,648     398,733
   16              218,287         416,138       416,138   436,945       409,138      409,138     429,594
   17              229,202         456,777       456,777   479,616       449,092      449,092     471,547
   18              240,662         501,250       501,250   526,312       492,817      492,817     517,458
   19              252,695         549,890       549,890   577,385       540,639      540,639     567,671
   20              265,330         603,050       603,050   633,203       592,905      592,905     622,550
   21              278,596         661,101       661,101   694,156       649,979      649,979     682,478
   22              292,526         724,572       724,572   760,801       712,241      712,241     747,853
   23              307,152         794,138       794,138   833,845       780,080      780,080     819,084
   24              322,510         870,382       870,382   913,901       853,903      853,903     896,598
   25              338,635         953,946       953,946 1,001,643       934,135      934,135     980,842
   26              355,567       1,045,533     1,045,533 1,097,810     1,021,224    1,021,224   1,072,286
   27              373,346       1,145,913     1,145,913 1,203,209     1,115,642    1,115,642   1,171,424
   28              392,013       1,255,931     1,255,931 1,318,728     1,217,882    1,217,882   1,278,776
   29              411,614       1,376,511     1,376,511 1,445,337     1,328,456    1,328,456   1,394,879
   30              432,194       1,508,669     1,508,669 1,584,102     1,447,889    1,447,889   1,520,283


*These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.

**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR
FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE INVESTMENT ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                      OTHER POLICY BENEFITS AND PROVISIONS

LIMITS ON RIGHTS TO CONTEST THE POLICY

INCONTESTABILITY. In the absence of fraud, after the Policy has been in force during the Insured's lifetime for two years from the Contract Date, AUL may not contest the Policy.

If a Policy lapses and it is reinstated, we can contest the reinstated Policy during the first two years after the effective date of the reinstatement, but only for statements made in the application for reinstatement.

SUICIDE EXCLUSION. If the Insured dies by suicide, while sane or insane, within two years of the Contract Date or the effective date of any reinstatement (or less if required by state law), the amount payable by AUL will be equal to the premiums paid less any loan, loan interest, and any partial surrender.

CHANGES IN THE POLICY OR BENEFITS

MISSTATEMENT OF AGE OR SEX. If it is determined the age or sex of the Insured as stated in the Policy is not correct, the Death Benefit will be the greater of:
(1) the amount which would have been purchased at the Insured's correct age and sex by the most recent cost of insurance charge assessed prior to the date we receive proof of death; or (2) the Account Value as of the date we receive proof of death, multiplied by the Minimum Insurance Percentage for the correct age.

OTHER CHANGES. Upon notice, AUL may modify the Policy, but only if such modification is necessary to: (1) make the Policy or the Separate Account comply with any applicable law or regulation issued by a governmental agency to which AUL is subject; (2) assure continued qualification of the Policy under the Internal Revenue Code or other federal or state laws relating to variable life contracts; (3) reflect a change in the operation of the Separate Account; or (4) provide different Separate Account or fixed account accumulation options. AUL reserves the right to modify the Policy as necessary to attempt to prevent the Owner from being considered the owner of the assets of the Separate Account. In the event of any such modification, AUL will issue an appropriate endorsement to the Policy, if required. AUL will exercise these rights in accordance with applicable law, including approval of Owners, if required.

Any change of the Policy must be approved by AUL's President, Vice President or Secretary. No representative is authorized to change or waive any provision of the Policy.

EXCHANGE FOR PAID-UP POLICY

You may exchange the Policy for a paid-up whole life policy by Proper Notice and upon returning the Policy to the Home Office. The new policy will be for the level face amount, not greater than the Policy's Face Amount, which can be purchased by the Policy's Net Cash Value. The new policy will be purchased using the continuous net single premium for the Insured's age upon the Insured's last birthday at the time of the exchange. We will pay you any remaining Net Cash Value that was not used to purchase the new policy.

At any time after this option is elected, the cash value of the new policy will be its net single premium at the Insured's then attained age. All net single premiums will be based on 3% interest and the guaranteed cost of insurance rates of the Policy. No riders may be attached to the new policy.

WHEN PROCEEDS ARE PAID

AUL will ordinarily pay any Death Benefit Proceeds, loan proceeds, Partial Surrender proceeds, or Full Surrender proceeds within seven calendar days after receipt at the Home Office of all the documents required for such a payment. Other than the Death Benefit, which is determined as of the date of death, the amount will be determined as of the date of receipt of required documents. However, AUL may delay making a payment or processing a transfer request if (1) the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the SEC, or the SEC declares that an emergency exists as a result of which the disposal or valuation of Separate Account assets is not reasonably practicable; or (2) the SEC by order permits postponement of payment to protect Owners.

DIVIDENDS

You will receive any dividends declared by us as long as the Policy is in force. Dividend payments will be applied to increase the Account Value in the Investment Accounts on a prorata basis unless you request cash payment. We do not anticipate declaring any dividends.

REPORTS TO POLICY OWNERS

At least once a year, you will be sent a report at your last known address showing, as of the end of the current report period: Account Value, Cash Value, Death Benefit, change in value of amounts in the Separate Account, premiums paid, loans, Partial Surrenders, expense charges, and cost of insurance charges since the prior report. You will also be sent an annual and a semi-annual report for each Fund or Portfolio underlying an Investment Account to which you have allocated Account Value, including a list of the securities held in each Fund, as required by the 1940 Act. In addition, when you pay premiums, or if you take out a loan, transfer amounts among the Investment Accounts or take surrenders, you will receive a written confirmation of these transactions.

ASSIGNMENT

The Policy may be assigned in accordance with its terms. In order for any assignment to be binding upon AUL, it must be in writing and filed at the Home Office. Once AUL has received a signed copy of the assignment, the Owner's rights and the interest of any beneficiary (or any other person) will be subject to the assignment. If there are any irrevocable beneficiaries, you must obtain their consent before assigning the Policy. AUL assumes no responsibility for the validity or sufficiency of any assignment. An assignment is subject to any loan on the Policy.

REINSTATEMENT

The Policy may be reinstated within five years (or such longer period if required by state law) after lapse, subject to compliance with certain conditions, including the payment of a necessary premium and submission of satisfactory evidence of insurability. See your Policy for further information.

RIDER BENEFITS

The following rider benefits are available and may be added to your Policy. If applicable, monthly charges for these riders will be deducted from your Account Value as part of the Monthly Deduction. All of these riders may not be available in all states.

     WAIVER OF MONTHLY DEDUCTION DISABILITY (WMDD)
     ISSUE AGES: 0-55

     This rider waives the Monthly Deduction, excluding the mortality and expense risk charge, during a period of total disability. WMDD cannot be attached to Policies with Face Amounts in excess of $3,000,000, policies with a Long-Term Care Accelerated Death Benefit Rider or policies rated higher than Table H.

     Monthly Deductions are waived for total disability following a six month waiting period. Monthly Deductions made during this waiting period are re-credited to the Account Value upon the actual waiver of the Monthly Deductions. If disability occurs before age 60, Monthly Deductions are waived as long as total disability continues. If disability occurs between ages 60-65, Monthly Deductions are waived as long as the Insured remains totally disabled but not beyond age 65.

     LAST SURVIVOR RIDER (LS)
     ISSUE AGES: 20-85

     This rider modifies the terms of the Policy to provide insurance on the lives of two Insureds rather than one. When the LS Rider is attached, the Death Benefit Proceeds are paid to the beneficiary upon the death of the last surviving Insured. The cost of insurance charges reflect the anticipated mortality of the two Insureds and the fact that the Death Benefit is not paid until the death of the surviving Insured. For a Policy containing the LS Rider to be reinstated, either both Insureds must be alive on the date of the reinstatement; or the surviving Insured must be alive and the lapse occurred after the death of the first Insured. The Incontestability, Suicide, and Misstatement of Age or Sex provisions of the Policy apply to either Insured.


     LS Rider also provides a Policy Split Option, allowing the Policy on two Insureds to be split into two separate Policies, one on the life of each Insured. The LS Rider also includes an Estate Preservation Benefit which increases the Face Amount of the Policy under certain conditions. The Estate Preservation Benefit is only available to standard risks and preferred risks.


     ACCELERATED DEATH BENEFIT RIDER (ABR)


     This rider allows for a prepayment of a portion of the Policy's Death Benefit while the Insured is still alive, if the Insured has been diagnosed as terminally ill, and has 12 months or less to live. The minimum amount available is $5,000. The maximum benefit payable (in most states) is the lesser of $500,000 or 50% of the Face Amount. ABR may be added to the Policy at any time while it is still in force. There is no charge for ABR. This rider is not available if the Last Survivor Rider is issued. The Accelerated Death Benefit Rider cannot be exercised if Long Term Care Accelerated Death Benefits are paid.


     LONG-TERM CARE ACCELERATED DEATH BENEFIT RIDER

     Applicants residing in states that have approved the Long-Term Care Accelerated Death Benefit Rider (the "ADBR") may elect to add it to their Policy at issue, subject to AUL receiving satisfactory additional evidence of insurability. This rider may be attached along with a Last Survivor Rider. The ADBR is not yet available in all states and the form and/or terms under which it is available may vary from state to state. The ADBR permits the Owner to receive, at his or her request and upon approval by AUL in accordance with the terms of the ADBR, an accelerated payment of part of the Policy's Death Benefit (an "Accelerated Death Benefit") and an additional extended long-term care benefit when one of the following three events occurs:

          1. Confinement to a Long-Term Care Facility. An Insured is determined to be Chronically Ill (as defined below) and has been confined to a Long-Term Care Facility for at least 90 days during a period of 270 consecutive days.

          2. Home Health Care. An Insured is determined to be Chronically Ill (as defined below) and has been receiving home health care (as defined in the rider) for at least 90 days during a period of 270 consecutive days.

          3. Adult Day Care. An Insured is determined to be Chronically Ill (as defined below) and has been receiving adult day care (as defined in the rider) for at least 90 days during a period of 270 consecutive days.

     Chronically Ill means that an Insured has been certified (within the preceding 12-month period) by a licensed health care practitioner as (1) being expected to be unable to perform (without substantial assistance from another individual) at least two activities of daily living, including bathing, continence, dressing, eating, toileting, and transferring, during a period of at least 90 days; or (2) requiring substantial supervision to protect the Insured from threats to health and safety due to severe cognitive impairment (as such terms are more fully described in the ADBR). A charge for this rider will be deducted from the Account Value as part of the monthly deductions.


     Tax Consequences of the ADBR. Subject to certain limitations, the benefits payable under the ADBR will generally be excludible from income for Federal income tax purposes. See "Tax Considerations."

     Amount of the Accelerated Death Benefit. The ADBR provides for monthly payments subject to a long-term care benefit balance not to exceed the current policy Death Benefit less any outstanding policy loans and loan interest, and additional long-term care benefit payments equal to twelve monthly payments. Subject to a maximum monthly benefit of $10,000, the monthly benefits under the ADBR will be the actual cost of long-term care expenses up to a maximum of 1/36th of the Death Benefit for care in a long-term care facility or home health care; or the actual expenses up to a maximum of 1/72nd of the Death Benefit for adult day care.

     Conditions for Receipt of Long-Term Care Accelerated Death Benefit Rider. In order to receive benefits from this rider, the Policy and rider must be in force and an Owner must submit Proper Notice of the claim to us at our Home Office. Proper Notice means notice that is received at our Home Office in a form acceptable to us.

     We may request additional medical information from the Insured's physician and/or may require an independent physical examination (at our expense) before approving the claim for payment of benefits. We will not approve any benefits under the rider for a claim which is the result of intentionally self-inflicted injury or participation in a felony or if the benefits are payable under Medicare or services are provided outside of the United States. Any additional exclusions may be noted in the ADBR.

     Effect on Existing Policy. The Death Benefit Proceeds otherwise payable under a Policy at the time of an Insured's death will be reduced by the amount of the payments. If the Owner makes a request for a long-term care accelerated death benefit payment, the Policy's Net Cash Value will be reduced proportionally. Therefore, depending upon the number and amount of payments, this may result in the Net Cash Value being reduced to zero.

Your determination as to how to purchase a desired level of insurance coverage should be based on specific insurance needs. Consult your sales representative for further information.


Additional rules and limits apply to these rider benefits. Not all such benefits may be available at any time, and rider benefits in addition to those listed above may be made available. Please ask your AUL representative for further information, or contact the Home Office.


                               TAX CONSIDERATIONS

The following summary provides a general description of the federal income tax considerations associated with the Policy and does not purport to be complete or to cover all situations. This discussion is not intended as tax advice. Counsel or other competent tax advisers should be consulted for more complete information. This discussion is based upon AUL's understanding of the present federal tax laws as they currently are interpreted by the Internal Revenue Service (the "IRS").

TAX STATUS OF THE POLICY

In order to attain the tax benefits normally associated with life insurance, the Policy must be classified for federal income tax purposes as a life insurance contract. Section 7702 of the Internal Revenue Code sets forth a definition of a life insurance contract for federal income tax purposes. The U.S. Treasury Department (the "Treasury") is authorized to prescribe regulations implementing
Section 7702. While proposed regulations and other interim guidance has been issued, final regulations have not been adopted. In short, guidance as to how
Section 7702 is to be applied is limited. If a Policy were determined not to be a life insurance contract for purposes of Section 7702, such Policy would not provide the tax advantages normally provided by a life insurance contract.

With respect to a Policy issued on a standard basis, AUL believes that such a Policy should meet the Section 7702 definition of a life insurance contract. With respect to a Policy that is issued on a substandard basis (i.e., a premium class with extra rating involving higher than standard mortality risk), there is less guidance, in particular as to how the mortality and other expense requirements of Section 7702 are to be applied, in determining whether such a Policy meets the Section 7702 definition of a life insurance contract. If the requirements of Section 7702 were deemed not to have been met, the Policy would not provide the tax benefits normally associated with life insurance and the tax status of all contracts invested in the Investment Account to which premiums were allocated under the non-qualifying contract might be affected.

If it is subsequently determined that a Policy does not satisfy Section 7702, AUL may take whatever steps are appropriate and reasonable to attempt to cause such a Policy to comply with Section 7702. For these reasons, AUL reserves the right to modify the Policy it deems in its sole discretion as necessary to attempt to qualify it as a life insurance contract under Section 7702.

Section 817(h) of the Internal Revenue Code requires that the investments of each of the Investment Accounts must be "adequately diversified" in accordance with Treasury regulations in order for the Policy to qualify as a life insurance contract under Section 7702 of the Internal Revenue Code. The Investment Accounts, through the Portfolios, intend to comply with the diversification requirements prescribed in Treas. Reg. Section 1.817-5, which affect how the Portfolio's assets are to be invested. AUL believes that the Investment Accounts will meet the diversification requirements, and AUL will monitor continued compliance with this requirement.

In certain circumstances, owners of variable life insurance contracts may be considered the owners, for federal income tax purposes, of the assets of the investment accounts used to support their contracts. In those circumstances, income and gains from the investment account assets would be includable in the variable contract owner's gross income. The IRS has stated in published rulings that a variable contract owner will be considered the owner of investment account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury has also announced, in connection with the issuance of regulations concerning diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the Owner), rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which contract holders may direct their investments to particular investment accounts without being treated as owners of the underlying assets."

The ownership rights under the Policy are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that contract owners were not owners of investment account assets. For example, an Owner has additional flexibility in allocating premium payments and Account Value. These differences could result in an Owner being treated as the owner of a prorata portion of the assets of the Investment Accounts. In addition, AUL does not know what standards will be set forth, if any, in the regulations or rulings which the Treasury has stated it expects to issue. AUL therefore reserves the right to modify the Policy as necessary to attempt to prevent an Owner from being considered the Owner of a prorata share of the assets of the Investment Accounts.

The following discussion assumes that the Policy will qualify as a life insurance contract for federal income tax purposes.

TAX TREATMENT OF POLICY BENEFITS

IN GENERAL. AUL believes that the proceeds and Account Value increases of a Policy should be treated in a manner consistent with a fixed-benefit life insurance contract for federal income tax purposes. Thus, the Death Benefit under the Policy should be excludable from the gross income of the beneficiary under Section 101(a)(1) of the Internal Revenue Code. However, if you elect a settlement option for a Death Benefit other than in a lump sum, a portion of the payment made to you may be taxable.

Depending on the circumstances, the exchange of a Policy, a Policy loan, a Partial Surrender, a surrender, a change in ownership, or an assignment of the Policy may have federal income tax consequences. In addition, federal, state and local transfer, and other tax consequences of ownership or receipt of Policy proceeds depends on the circumstances of each Owner or beneficiary.

The Policy may also be used in various arrangements, including nonqualified deferred compensation or salary continuation plans, split dollar insurance plans, executive bonus plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances of each individual arrangement. Therefore, if you are contemplating the use of a Policy in any arrangement the value of which depends in part on its tax consequences, you should consult a qualified tax adviser regarding the tax attributes of the particular arrangement.

Generally, the Owner will not be deemed to be in constructive receipt of the Account Value, including increments thereof, until there is a distribution. The tax consequences of distributions from, and loans taken from or secured by, a Policy depend on whether the Policy is classified as a Modified Endowment. Upon a complete surrender or lapse of a Policy, whether or not a Modified Endowment, the excess of the amount received plus the amount any of outstanding loans and loan interests over the total investment in the Policy will generally be treated as ordinary income subject to tax.

MODIFIED ENDOWMENTS. Section 7702A establishes a class of life insurance Policies designated as "Modified Endowment Contracts." The rules relating to whether a Policy will be treated as a Modified Endowment are extremely complex and cannot be adequately described in the limited confines of this summary. In general, a Policy will be a Modified Endowment if the accumulated premiums paid at any time during the first seven Policy Years exceed the sum of the net level premiums which would have been paid on or before such time if the Policy provided for paid-up future benefits after the payment of seven level annual premiums. A Policy may also become a Modified Endowment after a material change. The determination of whether a Policy will be a Modified Endowment after a material change generally depends upon the relationship of the Death Benefit and Account Value at the time of such change and the additional premiums paid in the seven years following the material change.

It is expected that most Policies will be Modified Endowments. Due to the Policy's flexibility, classification as a Modified Endowment will depend on the individual circumstances of each Policy. In view of the foregoing, a current or prospective Owner should consult with a tax adviser to determine whether a Policy transaction will cause the Policy to be treated as a Modified Endowment.

Policies  classified as Modified  Endowments  will be subject to the  following:
First, all distributions, including distributions upon surrender and Partial Surrender, from such a Policy are treated as ordinary income subject to tax up to the amount equal to the excess (if any) of the Account Value immediately before the distribution over the investment in the Policy (described below) at such time. Second, loans taken from or secured by such a Policy, are treated as distributions from the Policy and taxed accordingly. Past due loan interest that is added to the loan amount will be treated as a loan. Third, a 10 percent additional income tax is imposed on the portion of any distribution from, or loan taken from or secured by, such a Policy that is included in income except where the distribution or loan is made on or after the Owner attains age 59 1/2, is attributable to the Owner's becoming disabled, or is part of a series of substantially equal periodic payments for the life (or life expectancy) of the Owner or the joint lives (or joint life expectancies) of the Owner and the Owner's beneficiary.

If a Policy becomes a Modified Endowment after it is issued, distributions made during the Policy Year in which it becomes a Modified Endowment, distributions in any subsequent Policy Year and distributions within two years before the Policy becomes a Modified Endowment will be subject to the tax treatment described above. This means that a distribution from a Policy that is not a Modified Endowment could later become taxable as a distribution from a Modified Endowment.

All Modified Endowments that are issued by AUL (or its affiliates) to the same Owner during any calendar year are treated as one Modified Endowment for purposes of determining the amount includable in an Owner's gross income under
Section 72(e) of the Internal Revenue Code.

Distributions from a Policy that is not a Modified Endowment are generally treated as first recovering the investment in the Policy (described below) and then, only after the return of all such investment in the Policy, as distributing taxable income. An exception to this general rule occurs in the case of a decrease in the Policy's Death Benefit or any other change that reduces benefits under the Policy in the first 15 years after the Policy is issued and that results in a cash distribution to the Owner in order for the Policy to continue complying with the Section 7702 definitional limits. Such a cash distribution will be taxed in whole or in part as ordinary income (to the extent of any gain in the Policy) under rules prescribed in Section 7702.

Loans from, or secured by, a Policy that is not a Modified Endowment are not treated as distributions. Instead, such loans are treated as indebtedness of the Owner.

Finally, neither distributions (including distributions upon surrender) nor loans from, or secured by, a Policy that is not a Modified Endowment are subject to the 10 percent additional income tax.

POLICY LOAN INTEREST. Generally, consumer interest paid on any loan under a Policy which is owned by an individual is not deductible for federal or state income tax purposes. The deduction of other forms of interest paid on Policy loans may also be subject to other restrictions under the Internal Revenue Code. A qualified tax adviser should be consulted before deducting any Policy loan interest.

INVESTMENT IN THE POLICY. Investment in the Policy means: (1) the aggregate amount of any premiums or other consideration paid for a Policy, minus (2) the aggregate amount received under the Policy which is excluded from gross income of the Owner (except that the amount of any loan from, or secured by, a Policy that is a Modified Endowment, to the extent such amount is excluded from gross income, will be disregarded), plus (3) the amount of any loan from, or secured by, a Policy that is a Modified Endowment to the extent that such amount is included in the gross income of the Owner.

TAX TREATMENT OF LONG-TERM CARE ACCELERATED DEATH BENEFIT RIDER. It is intended that the Long-Term Care Accelerated Death Benefit Rider benefits provided by this policy qualify as tax-free benefits under section 7702B(b) and/or section 101(g) of the Internal Revenue Code. Benefit amounts from this policy plus any per diem long-term care insurance benefits will be includible in income if they exceed the limits set in section 7702B(b).

Charges for this rider may be treated as a taxable distribution from the policy (and might also be subject to the 10% penalty tax if the Policy is a Modified Endowment Contract as discussed previously). The Long-Term Care Accelerated Death Benefit Rider may be issued in certain States as a "non-qualified" rider; i.e., it would not constitute qualified long-term care insurance under section 7702B(b) of the Code. Tax treatment of non-qualified benefits is uncertain at this time.

The tax comments in this section reflect our understanding of the current federal tax laws as they relate to the Long-Term Care Accelerated Death Benefit Rider. Since these laws are subject to interpretation and change, we recommend you seek individual advice from your tax advisor.

ESTATE AND GENERATION SKIPPING TAXES

When the Insured dies, the Death Benefits will generally be includable in the Owner's estate for purposes of federal estate tax if the Insured owned the Policy. If the Owner was not the Insured, the fair market value of the Policy would be included in the Owner's estate upon the Owner's death. Nothing would be includable in the Insured's estate if he or she neither retained incidents of ownership at death nor had given up ownership within three years before death.

Federal estate tax is integrated with federal gift tax under a unified rate schedule. An unlimited marital deduction may be available for federal estate and gift tax purposes. The unlimited marital deduction permits the deferral of taxes until the death of the surviving spouse (when the Death Benefits would be available to pay taxes due and other expenses incurred).

If the Owner (whether or not he or she is the Insured) transfers ownership of the Policy to someone two or more generations younger, the transfer may be subject to the generation-skipping transfer tax with the taxable amount being the value of the Policy. The generation-skipping transfer tax provisions generally apply to transfers which would be subject to the gift and estate tax rules. Because these rules are complex, the Owner should consult with a qualified tax adviser for specific information if ownership is passing to younger generations.

LIFE INSURANCE PURCHASED FOR USE IN SPLIT DOLLAR ARRANGEMENTS

On January 26, 1996, the IRS released a technical advice memorandum ("TAM") on the taxability of life insurance policies used in certain split dollar arrangements. A TAM, issued by the National Office of the IRS, provides advice as to the internal revenue laws, regulations, and related statutes with respect to a specific set of facts and a specific taxpayer. In the TAM, among other things, the IRS concluded that an employee was subject to current taxation on the excess of the cash surrender value of the policy over the premiums to be returned to the employer. Purchasers of life insurance policies to be used in split dollar arrangements are strongly advised to consult with a qualified tax adviser to determine the tax treatment resulting from such an arrangement.

TAXATION UNDER SECTION 403(B) PLANS

PURCHASE PAYMENTS. Under Section 403(b) of the Code, payments made by certain employers (i.e., tax-exempt organizations meeting the requirements of Section 501(c)(3) of the Code, or public educational institutions) to purchase Policies for their employees are excludible from the gross income of employees to the extent that such aggregate purchase payments do not exceed certain limitations prescribed by the Code. This is the case whether the purchase payments are a result of voluntary salary reduction amounts or employer contributions. Salary reduction payments, however, subject to FICA (social security) taxes.

TAXATION OF DISTRIBUTIONS. Distributions from a Section 403(b) Policy are taxed as ordinary income to the recipient. Taxable distributions received before the employee attains Age 59 1/2 generally are subject to 10% penalty tax in addition to regular income tax. Certain distributions are excepted from this penalty tax including distributions following the employee's death, disability, separation from service after age 55, separation from service at any age if the distribution is in the form of an annuity for the life (or life expectancy) of the employee (or the employee and Beneficiary) and distributions not in excess of deductible medical expenses. In addition, no distributions of voluntary salary reduction amounts made for years after December 31, 1988 (plus earnings thereon and earnings on Policy Values as of December 31, 1988) will be permitted prior to one of the following events: attainment of age 59 1/2 by the employee or the employee's separation from service, death, disability or hardship. (Hardship distributions will be limited to the lesser of the amount of the hardship or the amount of salary reduction contributions, exclusive of earnings thereon.)

Required Distributions. At the time of retirement, the Policy must be: (1) transferred to a non-life insurance 403(b) contract which complies with the distribution requirements of the Internal Revenue Code; or (2) surrendered; or
(3) distributed and will continue in force, subject to the payment of any required premium, and the provisions of the 403(b) policy endorsement will no longer apply to the policy.

If the insured dies after the commencement of payments under a settlement option, other than an interest option, any remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used on the date of such death. If the insured dies before commencement of payments under a settlement option, or after payments commenced under the interest option, the entire interest in the Policy will be distributed (1) within 5 years after such death, or (2) as annuity payments which will begin within one year of such death and which will be made over the life of the designated beneficiary (who must be a natural person under this option) or over a period not extending beyond the life expectancy of that beneficiary. However, if the beneficiary is the insured's surviving spouse, the surviving spouse may elect an option with payments extending more than five years after the insured's death (but not to exceed the beneficiary's life or life expectancy) at any time until the later of (1) the end of the calendar year following the year of the insured's death, or (2) the end of the calendar year in which the insured would have attained the age of 70 1/2.

NON-INDIVIDUAL OWNERSHIP OF CONTRACTS

If the Owner of a Policy is an entity rather than an individual, the tax treatment may differ from that described above. Accordingly, prospective Owners that are entities should consult a qualified tax advisor.

POSSIBLE CHARGE FOR AUL'S TAXES

At the present time, AUL makes no charge for any federal, state or local taxes (other than the premium tax charge and federal tax charge) that it incurs that may be attributable to the Investment Accounts or to the Policies. However, AUL reserves the right to make additional charges for any such tax or other economic burden resulting from the application of the tax laws that it determines to be properly attributable to the Investment Accounts or to the Policies.

                  OTHER INFORMATION ABOUT THE POLICIES AND AUL

POLICY TERMINATION

The Policy will terminate, and insurance coverage will cease, as of: (1) the end of the Valuation Period during which we receive Proper Notice to surrender the Policy; (2) the expiration of a grace period; or (3) the death of the Insured. See "Surrendering the Policy for Net Cash Value." "Premium Payments to Prevent Lapse," and "Death Benefit."

RESOLVING MATERIAL CONFLICTS

The Funds presently serve as the investment medium for the Separate Account and, therefore, indirectly for the Policies. In addition, the Funds have advised us that they are available to registered separate accounts of insurance companies, other than AUL, offering variable annuity and variable life insurance policies.

We do not currently foresee any disadvantages to you resulting from the Funds selling shares as an investment medium for products other than the Policies. However, there is a theoretical possibility that a material conflict of interest may arise between Owners whose Cash Values are allocated to the Separate Account and the owners of variable life insurance policies and variable annuity contracts issued by other companies whose values are allocated to one or more other separate accounts investing in any one of the Funds. Shares of some of the Funds may also be sold to certain qualified pension and retirement plans qualifying under Section 401 of the Internal Revenue Code. As a result, there is a possibility that a material conflict may arise between the interests of Owners or owners of other contracts (including contracts issued by other companies), and such retirement plans or participants in such retirement plans. In the event of a material conflict, we will take any necessary steps, including removing the Separate Account from that Fund, to resolve the matter. The Board of Directors/Trustees of each Fund will monitor events in order to identify any material conflicts that may arise and determine what action, if any, should be taken in response to those events or conflicts.

ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS

We reserve the right, subject to applicable law, to make additions to, deletions from, or substitutions for the shares that are held in the Separate Account or that the Separate Account may purchase. If the shares of a Portfolio are no longer available for investment or if, in our judgment, further investment in any Portfolio should become inappropriate in view of the purposes of the Separate Account, we may redeem the shares, if any, of that Portfolio and substitute shares of another registered open-end management investment company. We will not substitute any shares attributable to a Policy's interest in an Investment Account of the Separate Account without notice to you and prior approval of the SEC and state insurance authorities, to the extent required by the 1940 Act or other applicable law.

We also reserve the right to establish additional Investment Accounts of the Separate Account, each of which would invest in shares corresponding to a Portfolio of a Fund or in shares of another investment company having a specified investment objective. Any new Investment Accounts may be made available to existing Owners on a basis to be determined by AUL. Subject to applicable law and any required SEC approval, we may, in our sole discretion, eliminate one or more Investment Accounts if marketing needs, tax considerations or investment conditions warrant.

If any of these substitutions or changes are made, we may, by appropriate endorsement, change the Policy to reflect the substitution or change.

If we deem it to be in the best interests of persons having voting rights under the Policies (subject to any approvals that may be required under applicable law), the Separate Account may be operated as a management investment company under the 1940 Act, it may be deregistered under that Act if registration is no longer required, or it may be combined with other AUL separate accounts.

VOTING RIGHTS

AUL is the legal owner of the shares of the Portfolios held by the Investment Accounts of the Separate Account. In accordance with its view of present applicable law, AUL will exercise voting rights attributable to the shares of each Portfolio held in the Investment Accounts at any regular and special meetings of the shareholders of the Funds or Portfolios on matters requiring shareholder voting under the 1940 Act. AUL will exercise these voting rights based on instructions received from persons having the voting interest in corresponding Investment Accounts of the Separate Account and consistent with any requirements imposed on AUL under contracts with any of the Funds, or under applicable law. However, if the 1940 Act or any regulations thereunder should be amended, or if the present interpretation thereof should change, and as a result AUL determines that it is permitted to vote the shares of the Portfolios in its own right, it may elect to do so.

The person having the voting interest under a Policy is the Owner. AUL or the pertinent Fund shall send to each Owner a Fund's proxy materials and forms of instruction by means of which instructions may be given to AUL on how to exercise voting rights attributable to the Portfolio's shares.

Unless otherwise required by applicable law or under a contract with any of the Funds, with respect to each of the Portfolios, the number of Portfolio shares as to which voting instructions may be given to AUL is determined by dividing the value of all of the Accumulation Units of the corresponding Investment Account attributable to a Policy on a particular date by the net asset value per share of that Portfolio as of the same date. Fractional votes will be counted. The number of votes as to which voting instructions may be given will be determined as of the date coincident with the date established by a Fund for determining shareholders eligible to vote at the meeting of the Fund or Portfolio. If required by the SEC or under a contract with any of the Funds, AUL reserves the right to determine in a different fashion the voting rights attributable to the shares of the Portfolio. Voting instructions may be cast in person or by proxy.

Voting  rights   attributable  to  the  Policies  for  which  no  timely  voting instructions are received will be voted by AUL in the same proportion as the voting instructions which are received in a timely manner for all Policies participating in that Investment Account. AUL will vote shares of any Investment Account, if any, that it owns beneficially in its own discretion, except that if a Fund offers its shares to any insurance company separate account that funds variable annuity contracts or if otherwise required by applicable law or contract, AUL will vote its own shares in the same proportion as the voting instructions that are received in timely manner for Policies participating in the Investment Account.

Neither the Separate Account nor AUL is under any duty to inquire as to the instructions received or the authority of Owners or others to instruct the voting of shares of any of the Portfolios.

If required by state insurance officials, AUL may disregard Owner voting instructions if such instructions would require shares to be voted so as to cause a change in sub-classification or investment objectives of one or more of the Portfolios, or to approve or disapprove an investment advisory agreement. In addition, AUL may under certain circumstances disregard voting instructions that would require changes in the investment advisory contract or investment adviser of one or more of the Portfolios, provided that AUL reasonably disapproves of such changes in accordance with applicable federal regulations. If AUL ever disregards voting instructions, Owners will be advised of that action and of the reasons for such action in the next semiannual report. Finally, AUL reserves the right to modify the manner in which the weight to be given to pass-through voting instructions is calculated when such a change is necessary to comply with current federal regulations or the current interpretation thereof.

SALE OF THE POLICIES

The Policies will be offered to the public on a continuous basis, and we do not anticipate discontinuing the offering of the Policies. However, we reserve the right to discontinue the offering. Applications for Policies are solicited by representatives who are licensed by applicable state insurance authorities to sell our variable life contracts and who are also registered representatives of AUL. AUL is registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc.

AUL acts as the "principal underwriter," as defined in the 1940 Act, of the Policies for the Separate Account. We are not obligated to sell any specific number of Policies.

Registered representatives may be paid commissions on Policies they sell. Representatives will generally be paid 4% of the initial premium. Representatives will generally be paid 4% of the initial premium. Additional commissions may be paid in certain circumstances. Other allowances and overrides also may be paid.

AUL DIRECTORS AND EXECUTIVE OFFICERS

The following table sets forth the name and principal occupations during the past ten years of each of AUL's directors and executive officers. Unless otherwise indicated, the address of each of the following individuals is One American Square, P.O. Box 368, Indianapolis, Indiana 46206-0368, and the indicated position is with AUL.


Name                                                        Principal Occupation During Past Five Years


Jerry D. Semler                                             Chairman of the Board, Pres. & CEO, 9/91-present; Chairman of the AUL
                                                            Acquisition Committee; Chairman of the Board & CEO, The State Life
                                                            Insurance company, 11/94-present; Jenn Foundation Board, 5/92-present;
                                                            IWC Resources Corp., 4/96-present

John R. Barton                                              Sr. Vice Pres., Group Life & Health Div., 1/99-present; VP Group
                                                            Operations, WAUSAU Insurance Co., 5/98-1/99; Consultant, Heron
                                                            Managment Group, 4/97-5/98; President & CEO, The Epoch Group, L.C.,
                                                            1/96-4/97

Steven C. Beering, M.D.                                     Director, 2/90-present; Director, NIPSCO Industries, Inc.
575 McCormick Rd.                                           2/86-present; Director, Arvin Industries, Inc.,
West Lafayette, IN 47906                                    11/83-present; Director, Eli Lilly, 4/83-present;
                                                            President, Purdue University, 2/83-present; Director,
                                                            Guidant Corp., 12/94-8/95; Dir., State Life Ins. Co.,
                                                            11/94-present

William R. Brown                                            General Counsel & Secretary, 1/85-present; Dir., NOLHGA Board,
                                                            1/95-present

Arthur L. Bryant                                            Director, 11/94-present; President, The State Life
11817 Sand Dollar Ct.                                       Insurance Company, 9/83-present
Indianapolis, IN 46256

James M. Cornelius                                          Director, 2/96-present; V.P. & CEO, Eli Lilly & Co.,
1055 Park Place                                             1/83-1995; Chairman, Guidant Corp., 10/95-present; Dir.
Zoinsville, IN 46077                                        State Life Ins. Co., 11/94-present, Dir., National Bank
                                                            of Indpls., 11/93-present; Dir. Lilly Industries, Inc.,
                                                            4/96-present

Christel DeHaan                                             Director, 1/00-present; President & Founder, DeHaan Family Foundation,
6330 Mayfield Ln.                                           1996-present; President, Resort Condiminiums Int'l, 1974-1996
Zionsville, IN 46077

James A. Dora                                               Director, 2/89-present; Chairman/CEO and Owner, General
5121 Green Braes, E. Dr.                                    Hotels Corp., 1/90-present; Dir., NBD Bank, N.A. (formerly Indiana
Indianapolis, IN 46234                                      National Bank), 10/93-present; Dir., State Life,
                                                            11/94-present

Otto N. Frenzel                                             Director, 2/71-present (Chairman of Audit Comm.);
11330 Templin Rd.                                           Chairman, Executive Comm., National City Bank Indiana,
Zionsville, IN 46077                                        1/96-present; Chrmn. National City Bank Indiana,
                                                            10/92-1/96; Dir., National City Corp., 10/92-present;
                                                            Director, Indpls. Water Co., 4/63-present;
                                                            Dir., Indian Gas Co., Inc. 1/67-present; Dir., Indpls.
                                                            Power & Light Corp. 4/77-present; Dir., Baldwin & Lyons,
                                                            Inc., 5/79-present; Dir., IPALCO Enterprises, Inc.,
                                                            9/83-present; Dir., IWC Resources Corp., 3/86-present;
                                                            Dir., Indiana Energy, Inc., 10/85-present; Dir., State
                                                            Life Ins. Co., 11/94-present

                                       39

AUL DIRECTORS AND EXECUTIVE OFFICERS (continued

Name                                                        Principal Occupation During Past Five Years


David W. Goodrich                                           Director, 2/95-present; Exec. Vice Pres., F.C. Tucker
6060 Sunset Ln.                                             Co., 1/86-present; Chrmn., Methodist Hosp. of Indiana
Indianapolis, IN 46228                                      1/93-6/96; Director, The State Life Ins. Co.,
                                                            7/90-present; Director, Irwin Financial Corp.,
                                                            1/88-present; Director, Citizens Gas & Coke Utility,
                                                            9/94-present; Vice Chairman, Clarian Health Partners,
                                                            6/96-present

Catherine B. Husman                                         V.P. and Chief Actuary, 7/97-present; V.P. and Corporate

William P. Johnson                                          Director, 7/78-present; Chairman of the Board & CEO,
19448 Rio Verde Dr.                                         Goshen Rubber Co., 7/91-present; Pres. & Dir., GSH Corp., 7/91-present;
Goshen, IN 46526                                            Chrmn., GRN Corp., 7/91-present; Chrmn., Goshen Rubber of Canada, Ltd.,
                                                            7/91-present; Dir., Society Bank Ind. (formerly Trustcorp
                                                            Inc.) Co. Bend, IN, 2/88-12/95; Member of Advisory Comm.,
                                                            Society Bank Ind. Goshen, IN, 2/88-12/95; Dir., Coachman
                                                            Industries, 1978-present; Chrmn. & CEO, Syracuse Rubber
                                                            Co., 1981-present; Chrmn. & CEO, Bond-Flex Rubber Co.,
                                                            4/86-present; Dir., Peetro Go, Inc., 4/86-5/96; Dir.,
                                                            Flair Inc., 3/86-present; Dir., Lightfoot Enterprises,
                                                            4/86-present; Chrmn., Palmer Plastics, 10/87-present;
                                                            Chrmn., Dayton Polymrics, 10/89-present; Chrmn. GR
                                                            Plastics, 10/89-present; Chrmn. & CEO, ETI Inc.,
                                                            9/92-present; Chrmn. & CEO, GKI Inc., 7/91-present;
                                                            Chrmn. & CEO, Prolon, Inc., 10/92-present; Chrmn. & CEO,
                                                            Yeasel, Inc., 1/90-present; Chrmn. & CEO, Bower Mfg.,
                                                            7/91-present; Dir., State Life Ins. Co., 11/94-present
                                                            Actuary, 1/84-7/97

Scott A. Kincaid                                            Sr. V.P. & Chief Information Officer, 3/98-present; V.P. & Chief
                                                            Information Officer 1/95-3/98

Charles D. Lineback                                         Sr. Vice Pres., Reinsurance Div., 12/87-present; President & CEO, AUL
                                                            RMS, 10/99-present

Constance E. Lund                                           Sr. Vice Pres., Corporate Finance, 1/00-present; V.P., Reporting and
                                                            Research, 1/99-1/00; AVP Reporting & Research, 5/95-1/99

Dayton H. Molendorp                                         Sr. Vice Pres., Individual Division, 9/99-present; V.P., Individual
                                                            Div., 11/98-9/99; V.P. Marketing, Individual Division, 6/92-9/98

James T. Morris                                             Director, 2/87-present (Chairman of the Salary and Nominiating Comm.);
8191 N. Pennsylvania                                        Chairman & CEO, Indianapolis Water Co., 1/92-present;
Indianapolis, IN 46240                                      Pres., Chrmn. & CEO, IWC Resources Corp., 1/89-present; Dir., National
                                                            City Bank Corp., 7/89-present; Dir., Paul Harris, 12/96-present;
                                                            Dir., State Life Ins. Co., 11/94-present

Jerry L. Plummer                                            Sr. Vice Pres., Human Resources, 1/93-present

R. Stephen Radcliffe                                        Executive Vice Pres., 8/94-present; Director, 2/91-present

Thomas E. Reilly, Jr.                                       Director, 2/90-present; Chairman, Reilly Industries,
8877 Pickwick Dr.                                           Inc., 1/90-present; Director, Lilly Indus. Inc., 4/81-present;
Indianapolis, IN 46260                                      Dir.,  First Chicago NBD Corp., 2/95-present;  Dir., Herff  Jones
                                                            Corp.,  10/95-present; Dir., State Life Ins. Co., 11/94-present

William R. Riggs                                            Director, 2/92-present; Attorney (Partner), Ice Miller
7614 Silver Pine Ct.                                        Donadio & Ryan, 6/63-present; Dir., State Life Ins. Co.,
Indianapolis, IN 46250                                      11/94-present

G. David Sapp                                               Sr. Vice Pres., Investments, 1/92-present

John C. Scully                                              Director, 11/97-present; President and CEO, LIMRA International
2636 Ocean Dr., # 505                                       6/92-11/97; Director, State Life Ins. Co., 11/97-present
Vero Beach, Florida


                                       40

AUL DIRECTORS AND EXECUTIVE OFFICERS (continued

Name                                                        Principal Occupation During Past Five Years

Yvonne H. Shaheen                                           Director, 8/93-present; Pres., & CEO, Long Elec. Co.,
11808 Rolling Springs Dr.                                   2/87-present; Dir., Community Hospital Foundation,
Carmel, IN 46032                                            1/92-2/96; Dir., Junior Achievement, 4/90-present; Dir.,
                                                            National Elec., Contractors Assoc., 1/91-present; Dir., EFS,
                                                            1/96-present; Board of Advisors, Bank One Indiana, 1/96-present;
                                                            Dir., Boy Scouts of America, 10/91-present, Director, State
                                                            Life Ins. Co., 11/94-present

William L. Tindall                                          Sr. Vice Pres., Pension Div., 8/97 - present; Sr. Vice
                                                            Pres., Massachusetts Mutual Life Insurance Co.,
                                                            1993-1997

Frank D. Walker                                             Director, 11/94-present; Chairman of the Board & CEO,
3613 Bay Rd. N. Dr.                                         Walker Information, Inc., 6/60-present; Managing Partner,
Indianapolis, IN 46240                                      W.R. Properties, 6/84-present; Dir., Citizens Gas & Coke
                                                            Utility, 10/87-present; Dir., NBD Bank N.A. Indiana,
                                                            4/88-present; Advisor, Wild Birds Unlimited, Inc.,
                                                            8/95-present


STATE REGULATION

AUL is subject to regulation by the Department of Insurance of the State of Indiana, which periodically examines the financial condition and operations of AUL. AUL is also subject to the insurance laws and regulations of all jurisdictions where it does business. The Policy described in this Prospectus has been filed with and, where required, approved by, insurance officials in those jurisdictions where it is sold.

AUL is required to submit annual statements of operations, including financial statements, to the insurance departments of the various jurisdictions where it does business to determine solvency and compliance with applicable insurance laws and regulations.

ADDITIONAL INFORMATION

A registration statement under the Securities Act of 1933 has been filed with the SEC relating to the offering described in this Prospectus. This Prospectus does not include all the information set forth in the registration statement. The omitted information may be obtained at the SEC's principal office in Washington, D.C. by paying the SEC's prescribed fees.

INDEPENDENT ACCOUNTANTS


The combined balance sheets for AUL at December 31, 1999 and 1998 and the related combined statements of income, policyholders' surplus and cash flows for the years then ended, appearing herein have been audited by PricewaterhouseCoopers LLP, independent accountants, as set forth in their report thereon appearing elsewhere herein, and are included herein in reliance upon such report given upon the authority of such firm as experts in accounting and auditing.


Actuarial matters included in this prospectus have been examined by Stephen J. Pearson, FSA, MAAA, Assistant Vice President and Individual Product Actuary, of AUL.

LITIGATION

The Separate Account is not a party to any litigation. Its depositor, AUL, as an insurance company, ordinarily is involved in litigation. AUL is of the opinion that, at present, such litigation is not material to the Owners of the Policies.

LEGAL MATTERS

Dechert Price & Rhoads of Washington, D.C. has provided advice on certain matters relating to the federal securities laws. Matters of Indiana law pertaining to the Policies, including AUL's right to issue the Policies and its qualification to do so under applicable laws and regulations issued thereunder, have been passed upon by Richard A. Wacker, Associate General Counsel of AUL.



FINANCIAL STATEMENTS


AUL's financial statements as of December 31, 1999 and 1998, are included in this Prospectus. The financial statements of AUL should be distinguished from financial statements of the Separate Account and should be considered only as bearing upon AUL's ability to meet its obligations under the Policies. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

                      REPORT OF INDEPENDENT ACCOUNTANTS


Report of Independent Accountants

To the Board of Directors
American United Life Insurance Company (R)

In our opinion, the accompanying combined balance sheet and the related combined statements of operations and comprehensive income, policyholder's surplus and cash flows present fairly, in all materials respects, the financial position of American United Life Insurance Company (R) and affiliates (the "Company") at December 31, 1999 and 1998, and the results of their operations and their cash flows for years then ended, in conformity with accounting principles generally accepted in the United States. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.

/s/ PricewaterhouseCoopers LLP
_________________________________
PricewaterhouseCoopers LLP

Indianapolis, IN
March 17, 2000



                                       42

Combined Balance Sheet
December 31 , 1999 and 1998                                                     1999    (in millions)        1998
----------------------------------------------------------------------------------------------------------------------------------

Assets
Investments:
  Fixed maturities:
    Available for sale at fair value                                           $ 1,859.6                   $ 1,695.4
    Held to maturity at amortized cost                                           2,151.9                     2,536.2
Equity securities at fair value                                                     82.2                        75.1
Mortgage loans                                                                   1,157.8                     1,128.5
Real Estate                                                                         44.3                        46.6
Policy loans                                                                       149.3                       144.4
Short term and other invested assets                                               112.8                        64.9
Cash and cash equivalents                                                           62.3                        95.7
----------------------------------------------------------------------------------------------------------------------------------
    Total investments                                                            5,620.2                     5,786.8
----------------------------------------------------------------------------------------------------------------------------------
Accrued investment income                                                           72.5                        73.0
Reinsurance receivables                                                            432.7                       290.6
Deferred acquisition costs                                                         550.7                       451.7
Property and equipment                                                              66.9                        56.8
Insurance premiums in course of collection                                          67.3                        66.7
Other assets                                                                        48.9                        16.1
Assets held in separate accounts                                                 3,718.3                     2,594.6
----------------------------------------------------------------------------------------------------------------------------------
    Total assets                                                               $10,577.5                   $ 9,336.3
----------------------------------------------------------------------------------------------------------------------------------
Liabilities and policyholders' surplus
Liabilities
  Policy reserves                                                              $ 5,347.7                   $ 5,399.1
  Other policyholder funds                                                         158.6                       203.9
  Pending policyholder claims                                                      292.2                       209.2
  Surplus notes                                                                     75.0                        75.0
  Other liabilities and accrued expenses                                           246.5                       180.4
  Liabilities related to separate accounts                                       3,718.3                     2,594.6
----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                9,838.3                     8,602.2
----------------------------------------------------------------------------------------------------------------------------------
Accumulated other comprehensive income:
  Unrealized appreciation  (depreciation) of securities,
     net of deferred        tax                                                    (23.6)                       39.5
Policyholders' surplus                                                             762.8                       694.6
----------------------------------------------------------------------------------------------------------------------------------
    Total policyholders' surplus                                                   739.2                       734.1
----------------------------------------------------------------------------------------------------------------------------------
    Total liabilities and policyholders' surplus                               $10,577.5                   $ 9,336.3
----------------------------------------------------------------------------------------------------------------------------------
The accompanying notes are an integral part of the financial statements.


                                       43

Combined Statement of Operations and Comprehensive Income

Year ended December 31                                                            1999     (in millions)       1998
----------------------------------------------------------------------------------------------------------------------------------
Revenues:
 Insurance premiums and other considerations                                   $   538.2                   $   478.5
 Policy and contract charges                                                        89.0                        87.7
 Net investment income                                                             431.0                       452.1
 Realized investment gains                                                            .6                        15.8
 Other income                                                                       10.9                         8.9
----------------------------------------------------------------------------------------------------------------------------------
   Total revenues                                                                1,069.7                     1,043.0
----------------------------------------------------------------------------------------------------------------------------------
Benefits and expenses:
 Policy benefits                                                               $   482.8                   $   462.4
 Interest expense on annuities and financial products                              206.9                       231.9
 Underwriting, acquisition and insurance expenses                                  177.3                       157.8
 Amortization of deferred acquisition costs                                         51.5                        59.7
 Dividends to policyholders                                                         25.9                        26.4
 Interest expense on surplus notes                                                   5.8                         5.8
 Other operating expenses                                                           13.1                        10.2
----------------------------------------------------------------------------------------------------------------------------------
   Total benefits and expenses                                                     963.3                       954.2
----------------------------------------------------------------------------------------------------------------------------------
Income before income tax expense                                                   106.4                        88.8
Income tax expense                                                                  38.2                        22.3
----------------------------------------------------------------------------------------------------------------------------------
   Net income                                                                  $    68.2                   $    66.5
----------------------------------------------------------------------------------------------------------------------------------
Other comprehensive income, net of tax:
Unrealized gains (losses) on securities:
 Unrealized holding gains (losses) arising during period                       $   (63.4)                  $     4.7
 Less: reclassification adjustment for gains (losses)
   included in net income                                                           (0.3)                        1.7
----------------------------------------------------------------------------------------------------------------------------------
Other comprehensive income (loss), net of tax                                      (63.1)                        3.0
----------------------------------------------------------------------------------------------------------------------------------
Comprehensive income                                                           $     5.1                   $    69.5
----------------------------------------------------------------------------------------------------------------------------------



Combined Statement of Policyholders' Surplus

December 31, 1999 and 1998                                                        1999     (in millions)     1998
----------------------------------------------------------------------------------------------------------------------------------
Policyholders' surplus at beginning of year                                    $   734.1                   $   664.6
Net income                                                                          68.2                        66.5
Change in accumulated other comprehensive
 income                                                                            (63.1)                        3.0
----------------------------------------------------------------------------------------------------------------------------------
Policyholders' surplus at end of year                                          $   739.2                   $   734.1
----------------------------------------------------------------------------------------------------------------------------------
The accompanying notes are an integral part of the financial statements.

                                       44


Combined Statement of Cash Flows

For years ended December 31, 1999 and 1998                                         1999      (in millions)    1998
----------------------------------------------------------------------------------------------------------------------------------
Cash flows from operating activities:
----------------------------------------------------------------------------------------------------------------------------------
Net Income                                                                     $    68.2                   $    66.5
Adjustments to reconcile net income to net cash
  provided by operating activities:
    Amortization of deferred acquisition costs                                      51.5                        59.7
    Depreciation                                                                    12.0                        11.2
    Deferred taxes                                                                  22.0                         8.1
    Realized investment gains                                                        (.6)                      (15.8)
    Policy acquisition costs capitalized                                          (105.4)                      (94.2)
    Interest credited to deposit liabilities                                       200.3                       225.7
    Fees charged to deposit liabilities                                            (32.2)                      (32.7)
    Amortization and accrual of investment income                                   (2.5)                      (10.8)
    Increase in insurance liabilities                                              241.7                       169.6
    Increase in other assets                                                      (168.2)                      (45.5)
    Increase (decrease) in other liabilities                                        36.1                        (1.8)
----------------------------------------------------------------------------------------------------------------------------------
Net cash provided by operating activities                                          322.9                       340.0
----------------------------------------------------------------------------------------------------------------------------------
Cash flows from investing activities:
  Purchases:
    Fixed maturities, held to maturity                                               (.3)                      (18.7)
    Fixed maturities, available for sale                                          (650.3)                     (473.8)
    Equity securities                                                               (6.2)                      (63.7)
    Mortgage loans                                                                (185.1)                     (183.2)
    Real estate                                                                    (10.5)                       (4.9)
    Short-term and other invested assets                                           (77.2)                       (2.7)

  Proceeds from sales, calls or maturities:
    Fixed maturities, held to maturity                                             369.0                       388.9
    Fixed maturities, available for sale                                           331.3                       461.6
    Equity securities                                                                1.6                         8.1
    Mortgage loans                                                                 157.0                       179.2
    Real estate                                                                      2.1                         4.0
    Short-term and other invested assets                                            34.1                        39.9
----------------------------------------------------------------------------------------------------------------------------------
Net cash provided (used) by investing activities                                   (34.5)                      334.7
----------------------------------------------------------------------------------------------------------------------------------
Cash flows from financing activities:
    Deposits to insurance liabilities                                              937.0                       846.6
    Withdrawals from insurance liabilities                                      (1,255.9)                   (1,467.0)
    Other                                                                           (2.9)                         .2
----------------------------------------------------------------------------------------------------------------------------------
Net cash used by financing activities                                             (321.8)                     (620.2)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in cash and cash equivalents                               (33.4)                       54.5
----------------------------------------------------------------------------------------------------------------------------------
Cash and cash equivalents beginning of year                                         95.7                        41.2
----------------------------------------------------------------------------------------------------------------------------------
Cash and cash equivalents end of year                                          $    62.3                   $    95.7
----------------------------------------------------------------------------------------------------------------------------------
The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS


1. Significant Accounting Policies
Nature of Operations and Basis of Presentation

American United Life Insurance Company(R) (AUL) is an Indiana-domiciled mutual life insurance company with headquarters in Indianapolis. AUL is licensed to do business in 49 states and the District of Columbia and is an authorized reinsurer in all states. AUL offers individual life and annuity products through its career agent distribution system. AUL's qualified group retirement plans, tax-deferred annuities and other non-medical group products are marketed through independent agents and brokers, as well as career agents who are supported by 32 regional sales offices located throughout the country. Life and pooled reinsurance is marketed directly to other insurance companies in both the domestic and international markets. The combined company financial statements include the accounts of AUL, The State Life Insurance Company (State Life), AUL Equity Sales Corporation, and AUL Reinsurance Management Services, LLC. Significant intercompany transactions have been excluded.

The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States (GAAP). AUL and State Life file separate financial statements with insurance regulatory authorities, which are prepared on the basis of statutory accounting practices that are significantly different from financial statements prepared in accordance with GAAP. These differences are described in detail in Note 10 -Statutory Information.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investments

Fixed maturity securities which may be sold to meet liquidity and other needs of the company are categorized as available for sale and are stated at fair value. Unrealized gains and losses, resulting from carrying available-for-sale securities at fair value, are reported in policyholders' surplus, net of deferred taxes. Fixed maturity securities that the company has the positive intent and ability to hold to maturity are categorized as held-to-maturity and are stated at amortized cost. Equity securities are stated at fair value. Mortgage loans on real estate are carried at amortized cost less an impairment allowance for estimated uncollectible amounts. Real estate is reported at cost, less allowances for depreciation. Depreciation is provided (straight line) over the estimated useful lives of the related assets. Investment real estate is net of accumulated depreciation of $30.9 million and $31.7 million at December 31, 1999 and 1998, respectively. Depreciation expense for investment real estate amounted to $2.3 million and $2.4 million for 1999 and 1998, respectively. Policy loans are carried at their unpaid balance. Other invested assets are reported at cost, plus the company's equity in undistributed net equity since acquisition. Short-term investments include investments with maturities of one year or less and are carried at cost, which approximates market. Short-term certificates of deposit and savings certificates are considered to be cash equivalents. The carrying amount for cash and cash equivalents approximates market.

Realized gains and losses on sale or maturity of investments are based upon specific identification of the investments sold and do not include amounts allocable to separate accounts. At the time a decline in value of an investment is determined to be other than temporary, a provision for loss is recorded, which is included in realized investment gains and losses.

Deferred Policy Acquisition Costs

Those costs of acquiring new business, which vary with and are primarily related to the production of new business, have been deferred to the extent that such costs are deemed recoverable. Such costs include commissions, certain costs of policy underwriting and issue, and certain variable agency expenses. These costs are amortized with interest as follows:

     For participating whole life insurance products, over the lesser of 30 years or the lifetime of the policy in relation to the present value of estimated gross margins from expenses, investments and mortality, discounted using the expected investment yield.

     For universal life type policies and investment contracts, over the lesser of the lifetime of the policy or 30 years for life policies or 20 years for other policies in relation to the present value of estimated gross profits from surrender charges and investment, mortality and expense margins, discounted using the interest rate credited to the policy.

     For term life insurance products and life reinsurance policies, over the lesser of the benefit period or 30 years for term life or 20 years for life reinsurance policies in relation to the ratio of anticipated annual premium revenue to the anticipated total premium revenue, using the same assumptions used in calculating policy benefits.

     For miscellaneous group life and individual and group health policies, straight line over the expected life of the policy.

     For credit insurance policies, the deferred acquisition cost balance is primarily equal to the unearned premium reserve multiplied by the ratio of deferrable commissions to premiums written.

Recoverability of the unamortized balance of deferred policy acquisition costs is evaluated regularly. For universal life-type contracts, investment contracts and participating whole life policies, the accumulated amortization is adjusted (increased or decreased) whenever there is a material change in the estimated gross profits or gross margins expected over the life of a block of business to maintain a constant relationship between cumulative amortization and the present value of gross profits or gross margins. For most other contracts, the unamortized asset balance is reduced by a charge to income only when the present value of future cash flows, net of the policy liabilities, is not sufficient to cover such asset balance.

Assets Held in Separate Accounts

Separate accounts are funds on which investment income and gains or losses accrue directly to certain policies, primarily variable annuity contracts, equity-based pension and profit sharing plans and variable universal life policies. The assets of these accounts are legally segregated and are valued at fair value. The related liabilities are recorded at amounts equal to the underlying assets; the fair value of these liabilities is equal to their carrying amount.

Property and Equipment

Property and equipment includes real estate owned and occupied by the Company. Property and equipment is carried at cost, net of accumulated depreciation of $54.2 million and $47.1 million as of December 31, 1999 and 1998, respectively. The Company provides for depreciation of property and equipment using the straight-line method over its estimated useful life. Depreciation expense for 1999 and 1998 was $9.6 million and $8.8 million, respectively.

Premium Revenue and Benefits to Policyholders

The premiums and benefits for whole life and term insurance products and certain annuities with life contingencies (immediate annuities) are fixed and guaranteed. Such premiums are recognized as premium revenue when due. Group insurance premiums are recognized as premium revenue over the time period to which the premiums relate. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contracts. This association is accomplished by means of the provision for liabilities for future policy benefits and the amortization of deferred policy acquisition costs.

Universal life policies and investment contracts are policies with terms that are not fixed and guaranteed. The terms that may be changed could include one or more of the amounts assessed the policyholder, premiums paid by the policyholder or interest accrued to policyholder balances. The amounts collected from policyholders for these policies are considered deposits, and only the deductions during the period for cost of insurance, policy administration and surrenders are included in revenue. Policy benefits and claims that are charged to expense include interest credited to contracts and benefit claims incurred in the period in excess of related policy account balances.

Reserves for Future Policy and Contract Benefits

Liabilities for future policy benefits for participating whole life policies are calculated using the net level premium method and assumptions as to interest and mortality. The interest rate is the dividend fund interest rate, and the mortality rates are those guaranteed in the calculation of cash surrender values described in the contract. Liabilities for future policy benefits for term life insurance and life reinsurance policies are calculated using the net level premium method and assumptions as to investment yields, mortality and withdrawals. The assumptions are based on projections of past experience and include provisions for possible unfavorable deviation. These assumptions are made at the time the contract is issued. Liabilities for future policy benefits on universal life and investment contracts consist principally of policy account values plus certain deferred policy fees, which are amortized using the same assumptions and factors used to amortize the deferred policy acquisition costs. If the future benefits on investment contracts are guaranteed (immediate annuities with benefits paid for a period certain), the liability for future benefits is the present value of such guaranteed benefits. Claim liabilities include provisions for reported claims and estimates based on historical experience for claims incurred but not reported.

Income Taxes

The provision for income taxes includes amounts currently payable and deferred income taxes resulting from the temporary differences in the assets and liabilities determined on a tax and financial reporting basis.

Comprehensive Income

Comprehensive income is the change in policyholder surplus of the Company that results from recognized transactions and other economic events of the period other than transactions with the policyholders. Comprehensive income includes net income and net unrealized gains (losses) on securities.

2. Investments:

The book value and fair value of investments in fixed maturity securities by type of investment were as follows:

                                                                                         December 31, 1999
----------------------------------------------------------------------------------------------------------------------------------
                                                                                            Gross      Gross        Estimated
                                                                               Amortized  Unrealized  Unrealized    Fair
                                                                                  Cost      Gains      Losses       Value
----------------------------------------------------------------------------------------------------------------------------------
Available for sale:                                         (in millions)
Obligations of U.S. government, states,
    political subdivisions and
    foreign governments                                                        $    39.7  $     1.0   $    1.6   $     39.1
Corporate securities                                                             1,318.7        8.2       57.1      1,269.8
Mortgage-backed securities                                                         556.5        7.4       13.2        550.7
----------------------------------------------------------------------------------------------------------------------------------
                                                                               $ 1,914.9  $    16.6   $   71.9   $  1,859.6
----------------------------------------------------------------------------------------------------------------------------------
Held to maturity:
Obligations of U.S. government, states,
    political subdivisions and
    foreign governments                                                        $    90.7  $     1.3   $    1.2   $     90.8
Corporate securities                                                             1,448.1       34.1       35.5      1,446.7
Mortgage-backed securities                                                         613.1       14.1        6.9        620.3
----------------------------------------------------------------------------------------------------------------------------------
                                                                               $ 2,151.9  $    49.5   $   43.6   $  2,157.8
----------------------------------------------------------------------------------------------------------------------------------



                                                                                          December 31, 1998
----------------------------------------------------------------------------------------------------------------------------------
                                                                                            Gross       Gross      Estimated
                                                                               Amortized  Unrealized  Unrealized    Fair
                                                                                 Cost       Gains       Losses      Value
----------------------------------------------------------------------------------------------------------------------------------
Available for sale:                                         (in millions)
Obligations of U.S. government, states,
    political subdivisions and
    foreign governments                                                        $    42.7  $     5.4   $    0.0   $     48.1
Corporate securities                                                             1,119.7       65.5        4.3      1,180.9
Mortgage-backed securities                                                         440.7       26.0        0.3        466.4
----------------------------------------------------------------------------------------------------------------------------------
                                                                               $ 1,603.1  $    96.9   $    4.6   $  1,695.4
----------------------------------------------------------------------------------------------------------------------------------
Held to Maturity:
Obligations of U.S. government, stats,
    political subdivisions and
    foreign governments                                                        $   108.8  $     7.6   $    0.0   $    116.4
Corporate securities                                                             1,656.4      141.0        2.9      1,794.5
Mortgage-backed securities                                                         771.0       50.3        0.3        821.0
----------------------------------------------------------------------------------------------------------------------------------
                                                                               $ 2,536.2  $   198.9   $    3.2   $  2,731.9
----------------------------------------------------------------------------------------------------------------------------------

The amortized cost and fair value of fixed maturity securities at December 31, 1999, by contractual average maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                              Available for Sale                    Held to Maturity                      Total
                           ------------------------          -------------------------          -------------------------
                           Amortized        Fair              Amortized         Fair             Amortized     Fair
(in millions)              Cost             Value              Cost             Value            Cost          Value
----------------------------------------------------------------------------------------------------------------------------------

Due in one year or less   $    58.2     $    58.2           $  111.0        $  111.2           $     169.2  $     169.4
Due after one year
   through five years         408.2         401.8              668.0           664.6               1,076.2      1,066.4
Due after five years
   through 10 years           438.3         417.6              439.0           447.3                 877.3        864.9
Due after 10 years            453.7         431.3              320.8           314.4                 774.5        745.7
----------------------------------------------------------------------------------------------------------------------------------
                            1,358.4       1,308.9            1,538.8         1,537.5               2,897.2      2,846.4
Mortgage-backed securities    556.5         550.7              613.1           620.3               1,169.6      1,171.0
----------------------------------------------------------------------------------------------------------------------------------
                          $ 1,914.9     $ 1,859.6           $2,151.9        $2,157.8           $   4,066.8  $   4,018.4
----------------------------------------------------------------------------------------------------------------------------------

Net investment income consisted of the following:

for years ended December 31                       1999  (in millions)    1998
--------------------------------------------------------------------------------
Fixed maturity securities                         $318.0                 $341.0
Equity securities                                    4.3                    2.3
Mortgage loans                                      99.9                   98.5
Real estate                                         11.3                   10.7
Policy loans                                         9.0                    8.8
Other                                                8.5                   10.0
--------------------------------------------------------------------------------
Gross investment income                            451.0                  471.3
Investment expenses                                 20.0                   19.2
--------------------------------------------------------------------------------
Net investment income                             $431.0                 $452.1
--------------------------------------------------------------------------------

Proceeds from the sales, maturities or calls of Investments In fixed maturities during 1999 and 1998 were approximately $700.3 million and $850.5 million, respectively. Gross gains of $4.4 million and $14.9 million, and gross losses of $3.0 million and $0.6 million were realized in 1999 and 1998, respectively. The change in unralized appreciation (depreciation) of fixed maturities amounted to approximately $(147.6) million and $7.2 million in 1999 and 1998, respectively.

Accumulated comprehensive income consisted of the following:

for  years ended December 31                      1999   (in millions)   1998
--------------------------------------------------------------------------------
Unrealized appreciation (depreciation):
    Fixed income securities                       $(55.3)                $ 92.3
    Equity securities                                2.6                    2.3
Valuation allowancec                                15.5                  (30.1)
Deferred taxes                                      13.6                  (25.0)
--------------------------------------------------------------------------------
Accumulated other comprehensive income            $(23.6)                  39.5
--------------------------------------------------------------------------------

At December 31, 1999, the unrealized appreciation on equity securities of approximately $2.6 million is comprised of $2.7 million in unrealized gains and $.1 million of unrealized losses and has been reflected directly in policyholders' surplus. The change in the unrealized appreciation of equity securities amounted to approximately $.3 million and $.l million in 1999 and 1998, respectively.

The Company maintains a diversified mortgage loan portfolio and exercises internal limits on concentrations of loans by geographic area, industry, use and individual mortgagor. At December 31, 1999, the largest geographic concentration of commercial mortgage loans was in Indiana, California and Florida, where approximately 29 percent of the portfolio was invested. A total of 36 percent of the mortgage loans have been issued on retail properties, primarily backed by long-term leases or guarantees from strong credits.

The Company has outstanding mortgage loan commitments at December 31, 1999, of approximately $91.5 million.

As of December 31, 1999, there were no investments that were non-income producing for the previous 12-month period.

3. Insurance Liabilities:
Insurance liabilities consisted of the following:

                                                                     (in millions)
___________________________________________________________________________________________________________________________
                                                           Mortality or
                                          Withdrawal        Morbidity         Interest Rate                December 31,
                                         Assumption        Assumption          Assumption                1999        1998
___________________________________________________________________________________________________________________________

Future policy benefits:
       Participating whole life          Companys          Company           2.5% to 6.0%              $ 672.4     $ 632.7
                                         experience        experience
       Universal life-type contracts        n/a               n/a                                        384.6       381.2
       Other individual life contracts   Company           Company           2.5% to 8.0%                305.4       271.1
                                         experience        experience
       Accident and health                  n/a               n/a               n/a                      138.2        55.2
       Annuity products                     n/a               n/a               n/a                    3,670.1     3,803.7
       Group life and health                n/a               n/a               n/a                      177.0       195.2
Other policyholder funds                    n/a               n/a               n/a                      158.6       203.9
Pending policyholder claims                 n/a               n/a               n/a                      292.2       209.2
___________________________________________________________________________________________________________________________
       Total  insurance  liabilities                                                                  $5,798.5    $5,752.2
___________________________________________________________________________________________________________________________



Participating life insurance policies under generally accepted accounting principles represent approximately 5 percent and 7 percent of the total individual life insurance in force at December 31, 1999 and 1998, respectively. Participating policies represented approximately 29 percent and 34 percent of life premium income for 1999 and 1998, respectively. The amount of dividends to be paid is determined annually by the board of directors.

4. Employees' and Agents' Benefit Plans:

The Company has a noncontributory defined benefit pension plan covering substantially all employees. Company contributions to the employee plan are made periodically in an amount between the minimum ERISA required contribution and the maximum tax-deductible contribution. Such amounts are expensed as contributed. Contributions made to the plan were $1.6 million in 1999 and $2.1 million in 1998. The following benefit information for the employees' defined benefit plan was determined by independent actuaries as of January 1, 1999 and 1998, respectively, the most recent actuarial valuation dates:

                                                        1999  (in millions) 1998
________________________________________________________________________________
Actuarial  present  value of  accumulated  benefits
  for the  employees' defined benefit plan             $37.1              $33.6
Fair value of plan assets                               57.2               49.6
________________________________________________________________________________
Funded status                                          $20.1              $16.0
________________________________________________________________________________
Net periodic pension cost                              $ 2.3              $ 2.1
________________________________________________________________________________


The assumed discount rate was 6.6 percent and 7.2 percent for 1999 and 1998, respectively. For both 1999 and 1998, the expected return on plan assets was 8.0 percent and the rate of compensation increase assumed was 6.0 percent. Benefits paid out of the plan were approximately $5.1 million in 1999 and $3.1 million in 1998.

The Company has a defined contribution plan and a 401(k) salary reduction/savings plan for employees. Quarterly contributions covering employees who have completed one full calendar year of service are made by the Company in amounts based upon the Company's financial results. Company contributions to the plan during 1999 and 1998 were $2.2 million and $1.7 million, respectively.

The Company has a defined contribution pension plan and a 401(k) plan covering substantially all agents, except general agents. Contributions of 4.5 percent of defined commissions (plus 4.5 percent for commissions over the Social Security wage base) are made to the pension plan. An additional contribution of 3.0 percent of defined commissions is made to a 401(k) plan. Company contributions expensed for these plans for 1999 and 1998 were $.3 million.

The funds for all plans are held by the Company under deposit administration and group annuity contracts.

AUL has entered into deferred compensation agreements with some employees, agents and general agents. These deferred amounts are payable according to the terms and subject to the conditions of said agreements. Annual costs of the agreements are not material to AUL.

The Company also provides certain health care and life insurance benefits (postretirement benefits) for retired employees and certain agents (retirees). Employees and agents with at least 10 years of plan participation may become eligible for such benefits if they reach retirement age while working for the Company.


Accrued postretirement benefits as of December 31:         1999(in millions)1998
________________________________________________________________________________
Accumulated postretirement benefit obligation             $11.5           $11.0
Net postretirement benefit cost                             1.3             1.3
Company contributions                                        .8              .8
________________________________________________________________________________

There are no specific plan assets for this postretirement liability as of December 31, 1999 and 1998. Claims incurred for benefits were funded by company contributions.

The assumed discount rate used in determining the accumulated postretirement benefit was 7.0 percent and the assumed health care cost trend rate was 10.0 percent graded to 5.0 percent until 2004. Compensation rates were assumed to increase 6.0 percent at each year end. The health coverage for retirees 65 and over is capped in the year 2000 and for all future years. The health care cost trend rate assumption has no effect on the amounts reported for 1999. An increase in the assumed health care cost trend rates by one percentage point would not affect the accumulated postretirement benefit obligation as of December 31, 1999, and would increase the accumulated postretirement benefit cost for 1998 by $.2 million.

5. Federal Income Taxes:

A reconciliation of the income tax attributable to continuing operations computed at U.S. federal statutory tax rates to the income tax expense included in the statement of operations follows:

for years ended December 31                            1999(in  millions) 1998
________________________________________________________________________________
Income tax computed at statutory tax rate              $37.2           $31.0
  Tax-exempt income                                     (1.5)           (2.0)
  Mutual company differential earnings amount            6.7              4.3
  Prior year differential earnings amount               (4.2)          (10.2)
  Other                                                 (0.0)           (0.8)
________________________________________________________________________________
  Income tax expense                                   $38.2           $22.3
________________________________________________________________________________

The components of the provision for income taxes on earnings included current tax provisions of $16.2 million and $14.2 million for the years ended December 31, 1999 and 1998, respectively, and deferred tax expense of $22.0 million and $8.1 million for the years ended December 31, 1999 and 1998, respectively.

Deferred income tax assets (liabilities) as of December 31     1999 (in millions) 1998
_______________________________________________________________________________________

Deferred policy acquisition costs                            $(170.5)          $(148.8)
Investments                                                     (5.4)            (11.1)
Insurance liabilities                                          149.3             158.9
Unrealized depreciation (appreciation) of securities            12.9             (23.6)
Other                                                           (2.6)             (6.1)
________________________________________________________________________________________
 Deferred income tax assets (liabilities)                    $ (16.3)          $ (30.7)
________________________________________________________________________________________

Federal income taxes paid were $10.6 million for both 1999 and 1998.

6. Reinsurance:

The Company is a party to various reinsurance contracts under which it receives premiums as a reinsurer and reimburses the ceding companies for portions of the claims incurred. At December 31, 1999 and 1998, life reinsurance assumed was approximately 78 percent and 74 percent, respectively, of life insurance in force.

For individual life policies, the Company cedes the portion of the total risk in excess of $1,500,000. For other policies, the Company has established various limits of coverage it will retain on any one policyholder and cedes the remainder of such coverage.

Certain statistical data with respect to reinsurance follows:

for years ended December 31                       1999 (in millions)1998
_________________________________________________________________________
Direct statutory premiums                         $399.8          $374.1
Reinsurance assumed                                385.4           329.7
Reinsurance ceded                                 (166.2)         (150.2)
_________________________________________________________________________
  Net premiums                                     619.0           553.6
_________________________________________________________________________
  Reinsurance recoveries                          $158.8          $146.4
_________________________________________________________________________

The Company accounts for all reinsurance agreements as transfers of risk. If companies to which reinsurance has been ceded are unable to meet obligations under the reinsurance agreements, the Company would remain liable. Six reinsurers account for approximately 64 percent of the Company's December 31, 1999, ceded reserves for life and accident and health insurance. The remainder of such ceded reserves is spread among numerous reinsurers.

7. Surplus Notes and Lines of Credit:

On February 16, 1996, the Company issued $75 million of surplus notes, due March 30, 2026. Interest is payable semi-annually on March 30 and September 30 at a
7.75 percent annual rate. Any payment of interest on or principal of the notes may be made only with the prior approval of the commissioner of the Indiana Department of Insurance. The surplus notes may not be redeemed at the option of AUL or any holder of the surplus notes. Interest paid during 1999 was $5.8 million.

The Company has available a $125 million credit facility. No amounts have been drawn as of December 31, 1999.

8. Commitments and Contingencies:

Various lawsuits have arisen in the ordinary course of the Company's business. In each of the matters, the Company believes the ultimate resolution of such litigation will not result in any material adverse impact to operations or financial condition of the Company.

9. Acquisitions:

During 1999, AUL entered into an agreement to purchase certain assets and business operations of the North American accident and long-term care reinsurance divisions of UnumProvident Corporation for approximately $39 million. AUL Reinsurance Management Services, LLC (AUL RMS), a newly formed subsidiary of AUL as a result of this transaction, will continue the reinsurance management activities of this business.

In a separate transaction, AUL assumed certain reinsurance liabilities related to the participation in reinsurance pools from UnumProvident Corporation amounting to approximately $117 million.

10. Statutory Information:

AUL and State Life prepare statutory financial statements in accordance with accounting principles and practices prescribed or permitted by the Indiana
Department of Insurance. Prescribed statutory accounting practices (SAP) currently include state laws, regulations and general administrative rules applicable to all insurance enterprises domiciled in a particular state, as well as practices described in National Association of Insurance Commissioners'
(NAIC) publications.

A reconciliation of SAP surplus to GAAP surplus at December 31 follows:

for years ended December 31                           1999 (in millions) 1998
_______________________________________________________________________________
 SAP surplus                                         $497.4             $496.5
 Deferred policy acquisition costs                    535.7              481.8
 Adjustments to policy reserves                      (290.9)            (306.0)
 Asset valuation and interest maintenance reserves     85.8               88.9
 Unrealized gain on invested assets, net              (23.6)              39.5
 Surplus notes                                        (75.0)             (75.0)
 Deferred income taxes                                (27.5)              (6.7)
 Other, net                                            37.3               15.1
_______________________________________________________________________________
 GAAP surplus                                        $739.2             $734.1
_______________________________________________________________________________




A reconciliation of SAP net income to GAAP net income for the years ended December 31 follows:

for years ended December 31                       1999   ( in millions)   1998
________________________________________________________________________________
  SAP income                                      $27.9                  $33.5
  Deferred policy acquisition costs                53.7                   34.5
  Adjustments to policy reserves                   (7.4)                  (3.7)
  Deferred income taxes                           (22.0)                  (8.1)
  Other, net                                       16.0                   10.3
_______________________________________________________________________________
  GAAP net income                                 $68.2                  $66.5
_______________________________________________________________________________


Life insurance companies are required to maintain certain amounts of assets on deposit with state regulatory authorities. Such assets had an aggregate carrying value of $4.9 million at December 31, 1999.

11. Fair Value of Financial Instruments:

The disclosure of fair value information about certain financial instruments is based primarily on quoted market prices. The fair values of short-term investments and policy loans approximate the carrying amounts reported in the balance sheets. Fair values for fixed maturity and equity securities, and surplus notes are based on quoted market prices where available. For fixed maturity securities not actively traded, fair values are estimated using values obtained from independent pricing services, or in the case of private placements, are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments.

The fair value of the aggregate mortgage loan portfolio was estimated by discounting the future cash flows using current rates at which similar loans would be made to borrowers with similar credit ratings for similar maturities.

The estimated fair values of the liabilities for interest-bearing policyholder funds approximate the statement values because interest rates credited to account balances approximate current rates paid on similar funds and are not generally guaranteed beyond one year. Fair values for other insurance reserves are not required to be disclosed. However, the estimated fair values for all insurance liabilities are taken into consideration in the Company's overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts. The fair values of certain financial instruments, along with their corresponding carrying values at December 31, 1999 and 1998 follow.

________________________________________________________________________________
                                       1999    (in millions)     1998
                                 Carrying    Fair          Carrying     Fair
                                 Amount      Value          Amount       Value
________________________________________________________________________________
Fixed maturity securities:
 Available for sale             $1,859.6    $1,859.6      $1,695.4    $1,695.4
 Held to maturity                2,151.9     2,157.8       2,536.2     2,731.9
Equity securities                   82.2        82.2          75.1        75.1
Mortgage loans                   1,157.8     1,160.4       1,128.5     1,202.1
Policy loans                       149.3       149.3         144.4       144.4
Surplus notes                       75.0        70.2          75.0        80.5
_______________________________________________________________________________


12. Subsequent Events:

At December 31, 1999, the Company had invested $54.0 million with a carrying value of $59.0 million in Indianapolis Life Group of Companies with the purpose of creating an affiliation under a mutual holding structure. Subsequent to year end, the Company redeemed the investment for $64.6 million and ended the affiliation.

================================================================================
          No dealer, salesman or any other person is authorized by the AUL American Individual Variable Life Unit Trust or by AUL to give any information or to make any representation other than as contained in this Prospectus in connection with the offering described herein.

          AUL has filed a Registration Statement with the Securities and Exchange Commission, Washington, D.C. For further information regarding the AUL Modified Single Premium Variable Life policies, AUL and its variable products, please reference the Registration statement and the exhibits filed with it or incorporated into it. All contracts referred to in this prospectus are also included in that filing.
================================================================================




                      MODIFIED SINGLE PREMIUM VARIABLE LIFE


                                     Sold By

                                 AMERICAN UNITED
                            LIFE INSURANCE COMPANY(R)


                               One American Square
                           Indianapolis, Indiana 46282


                                   PROSPECTUS


                               Dated: May 1, 2000


================================================================================

                                     PART II

UNDERTAKING TO FILE REPORTS

Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

RULE 484 UNDERTAKING
Article IX, Section 1 of the by-laws of American United Life Insurance Company(R) ("AUL") provides as follows:

         The corporation shall indemnify any director or officer or former director or officer of the corporation against expenses actually and reasonably incurred by him (and for which he is not covered by insurance) in connection with the defense of any action, suit or proceeding (unless such action, suit or proceeding is settled) in which he is made a party by reason of being or having been such director or officer, except in relation to matters as to which he shall be adjudged in such action, suit or proceeding, to be liable for negligence or misconduct in the performance of his duties. The corporation may also reimburse any director or officer or former director or officer of the corporation for the reasonable costs of settlement of any such action, suit or proceeding, if it shall be found by a majority of the directors not involved in the matter in controversy (whether or not a quorum) that it was to the interest of the corporation that such settlement be made and that such director or officer was not guilty of negligence or misconduct. Such rights of indemnification and reimbursement shall not be exclusive of any other rights to which such director or officer may be entitled under any By-law, agreement, vote of members or otherwise.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person of the Depositor in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

SECTION 26(E)(2) REPRESENTATION

AUL, the sponsoring insurance company of the AUL American Individual Variable Life Unit Trust, hereby represents that the fees and charges deducted under the Policies are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by AUL.


RULE 6E-3(T) REPRESENTATION

This filing is made pursuant to Rule 6e-3(T) and Rule 6c-3 under the Investment Company Act of 1940.

CONTENTS OF REGISTRATION STATEMENT

This Post-Effective Amendment to the Registration Statement on Form S-6 comprises the following papers and documents:
                  The facing sheet.
                  Reconciliation and tie.
                  The Prospectus (including illustrations).
                  The undertaking to file reports.
                  The undertaking  pursuant to Rule 484.
                  The representation pursuant to Section 26(e)(2).
                  The Rule 6e-3(T) representation.
                  The signatures.
                  Written consent of the following persons (included
                    in the exhibits shown below):
                    Independent Public Accountants
                    Dechert Price & Rhoads
                    Actuary

The following exhibits:

         1.       (1)      Resolution of the Board of Directors of the Depositor
                           dated July 10, 1997 concerning AUL American
                           Individual Variable Life Unit Trust(1)

                  (2)      Inapplicable

                  (3)      (a) Inapplicable

                           (b) Inapplicable

                           (c) Schedule of Sales Commissions(3)

                  (4)      Inapplicable

                  (5)      (a) Form of  Modified  Single  Premium  Variable Life
                               Insurance Policy(2)

                           (b) Form of Last Survivor Rider(1)

                           (c) Form of Waiver of Monthly Deduction Disability(1)

                           (d) Form of Guaranteed Insurance Option(1)

                           (e) Form of Children's Benefit Rider(1)

                           (f) Form of Other Insured/Same Insured Rider(1)

                           (g) Form of Waiver of Premium Disability(1)

                           (h) Form of Automatic Increase Rider(1)

                           (i) Form of Guaranteed Minimum Death Benefit Rider(1)

                           (j) Form of Accelerated Death Benefit Rider(1)

                           (k) Form of Joint  First-to-Die  Level Term Insurance
                               Rider(1)

                           (l) Form of Long Term Care Accelerated Death  Benefit
                               Rider(4)

                           (m) Form of Long Term Care Joint  First-to-Die
                               Accelerated Death Benefit Rider(4)

                  (6)      (a) Certification of Articles of Merger of American
                               Central Life Insurance Company and United Mutual Life Insurance Company (3)

                           (b) Articles of Merger of American Central Life
                               Insurance Company and United Mutual Life
                               Insurance Company (3)

                           (c) By-laws  of  American   United   Life   Insurance
                               Company(R) (3)

                  (7)      Inapplicable

                  (8)      (a) Form of Participation  Agreement between American
                               United  Life   Insurance   Company(R)  and  Alger
                               American Fund (3)

                           (b) Form of Participation  Agreement between American
                               United Life Insurance Company(R) and American Century Variable Portfolios, Inc. (3)

                           (c) Form of Participation  Agreement between American
                               United Life Insurance Company(R) and Fidelity Variable Insurance Products Fund (3)

                           (d) Form of Participation  Agreement between American
                               United Life Insurance Company(R) and Fidelity Variable Insurance Products Fund II (3)

                           (e) Form of Participation  Agreement between American
                               United Life Insurance Company(R) and T. Rowe Price Equity Series, Inc. (3)

                  (9)      Inapplicable

                  (10)     Form  of   Application   for  Variable Universal Life
                           Insurance Policy(4)

         2.       Opinion and consent of legal  officer of American  United Life
                  Insurance   Company(R)  as  to  legality  of  Policies   being
                  registered(2)

         3.       Inapplicable

         4.       Inapplicable

         5.       Inapplicable

         6.       Consent of Independent Accountants(6)

         7.       Consent of Dechert Price & Rhoads(2)

         8.       Opinion of Actuary(2)

         9.       Memorandum  Describing  Issuance,   Transfer,  and  Redemption
                  Procedures(2)

         10.      Powers of Attorney(3)(6)
---------------

(1) Incorporated herein by reference to the Registration Statement for the Flexible Premium Adjustable Variable Life Insurance Policy funded by AUL American Individual Variable Life Unit Trust (File No. 333-32531) filed with the Securities and Exchange Commission on July 31, 1997.

(2) Filed with the Registrant's initial registration statement on Form S-6 (File No. 333-32531) on July 31, 1997.

(3) Filed with the Registrant's Post-Effective Amendment No. 1 to the Registration Statement on Form S-6 (File No. 333-32553) on
         April 30, 1998.

(4) Filed with the Registrant's Post-Effective Amendment No. 2 to the Registration Statement on Form S-6 (File No. 333-32553) on May 1, 1999.

(5)      Filed  with   the  Registrant's  Post-effective  Amendment  No. 3 (File
         333-32553) on April 30, 1999.

(6)      Filed  with   the  Registrant's  Post-effective  Amendment  No. 4 (File
         333-32553) on April 26, 2000.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933, the Registrant certifies that it meets all of the requirements for effectiveness of this Post Effective Amendment to the Registration Statement pursuant to rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement (Form S-6) to be signed on its behalf by the undersigned, thereunto duly authorized, and its seal to be hereunto affixed and attested, all in the City of Indianapolis, and the State of Indiana, on the 26th day of April, 2000.


                               AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST
                                            (Registrant)

                               By:  American United Life Insurance Company

                               By:  __________________________________________
                                    Name:  Jerry D. Semler*
                                    Title: Chairman of the Board, President,
                                           and Chief Executive Officer





* By:      /s/ Richard A. Wacker
       __________________________________________
       Richard A. Wacker as attorney-in-fact

Date:  April 26, 2000

     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                           Title                     Date
---------                           -----                     ----


_______________________________     Director                   April 26, 2000
Steven C. Beering M.D.*



_______________________________     Director                   April 26, 2000
Arthur L. Bryant*



_______________________________     Director                   April 26, 2000
James M. Cornelius*



_______________________________     Director                   April 26, 2000
Christel DeHaan*



_______________________________     Director                   April 26, 2000
James E. Dora*



_______________________________     Director                   April 26, 2000
Otto N. Frenzel III*



_______________________________     Director                   April 26, 2000
David W. Goodrich*



_______________________________     Director                   April 26, 2000
William P. Johnson*


______________________________      Principal Financial        April 26, 2000
Constance E. Lund*                  and Accounting Officer

Signature                           Title                     Date
---------                           -----                     ----



_______________________________     Director                   April 26, 2000
James T. Morris*



______________________________      Director                   April 26, 2000
R. Stephen Radcliffe*



______________________________      Director                   April 26, 2000
Thomas E. Reilly Jr*



______________________________      Director                   April 26, 2000
William R. Riggs*




______________________________      Director                   April 26, 2000
John C. Scully*




______________________________      Director                   April 26, 2000
Yvonne H. Shaheen*



______________________________      Director                   April 26, 2000
Frank D. Walker*





        /s/ Richard A. Wacker
___________________________________________
*By: Richard A. Wacker as Attorney-in-fact

Date:  April 26, 2000

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549


                               EXHIBITS FILED WITH
                                    FORM S-6



                For Registration Under the Securities Act of 1933
                     of Securities of Unit Investment Trust
                            Registered on Form N-8B-2




                AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST
                  OF AMERICAN UNITED LIFE INSURANCE COMPANY(R)



Exhibit               Exhibit
 Number in Form       Numbering
 S-6, Item 24(b)        Value                  Name of Exhibit
----------------      ---------                ---------------


   6                  EX-99.6                  Consent of Independent Accountants

  10                  EX-99.10                 Powers of Attorney

